UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09221

Community Capital Trust

(Exact name of Registrant as specified in charter)

261 North University Drive

Suite 520

Plantation, FL 33324

(Address of principal executive offices) (Zip code)

David L. Williams, Esquire

Faegre Drinker Biddle & Reath LLP

3200 South Canal Street, Suite 3300

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2026

Date of reporting period: November 30, 2025

Item 1. Report to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Community Capital Trust

CCM Community Impact Bond Fund

CRA Shares - CRAIX

Semi-Annual Shareholder Report: November 30, 2025

This semi-annual shareholder report contains important information about CRA Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, CRA Shares	$45	0.87%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Holdings	Portfolio Turnover Rate
$3,845,895,481	2,565	16%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Non-Agency CMBS	0.4%
Short-Term Investments	1.8%
Asset-Backed Securities	3.0%
U.S. Treasury Obligations	8.9%
Municipal Bonds	12.9%
Corporate Bonds	13.7%
U.S. Government & Agency Obligations	59.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Comcast Corp.	4.650%	02/15/33	2.1%
Prologis	4.625%	01/15/33	2.1%
U.S. Treasury Notes	3.875%	04/30/30	2.1%
U.S. Treasury Notes	4.125%	11/15/27	1.4%
Toyota Motor Corp.	4.450%	06/30/30	1.4%
Bank of America Corp., SOFRRATE + 1.990%	6.204%	11/10/28	1.3%
Prologis	1.250%	10/15/30	1.2%
American Express	4.050%	05/03/29	1.2%
U.S. Treasury Notes	4.250%	08/15/35	1.0%
U.S. Treasury Notes	3.625%	08/15/28	0.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-272-1977

  https://funddocs.filepoint.com/ccmcib/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-272-1977 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CRAIX-SAR-2025

Community Capital Trust

CCM Community Impact Bond Fund

Institutional Shares - CRANX

Semi-Annual Shareholder Report: November 30, 2025

This semi-annual shareholder report contains important information about Institutional Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, Institutional Shares	$22	0.42%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Holdings	Portfolio Turnover Rate
$3,845,895,481	2,565	16%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Non-Agency CMBS	0.4%
Short-Term Investments	1.8%
Asset-Backed Securities	3.0%
U.S. Treasury Obligations	8.9%
Municipal Bonds	12.9%
Corporate Bonds	13.7%
U.S. Government & Agency Obligations	59.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Comcast Corp.	4.650%	02/15/33	2.1%
Prologis	4.625%	01/15/33	2.1%
U.S. Treasury Notes	3.875%	04/30/30	2.1%
U.S. Treasury Notes	4.125%	11/15/27	1.4%
Toyota Motor Corp.	4.450%	06/30/30	1.4%
Bank of America Corp., SOFRRATE + 1.990%	6.204%	11/10/28	1.3%
Prologis	1.250%	10/15/30	1.2%
American Express	4.050%	05/03/29	1.2%
U.S. Treasury Notes	4.250%	08/15/35	1.0%
U.S. Treasury Notes	3.625%	08/15/28	0.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-272-1977

  https://funddocs.filepoint.com/ccmcib/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-272-1977 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CRANX-SAR-2025

Community Capital Trust

CCM Community Impact Bond Fund

Retail Shares - CRATX

Semi-Annual Shareholder Report: November 30, 2025

This semi-annual shareholder report contains important information about Retail Shares of the CCM Community Impact Bond Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/ccmcib/. You can also request this information by contacting us at 1-877-272-1977.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Community Impact Bond Fund, Retail Shares	$39	0.77%

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Holdings	Portfolio Turnover Rate
$3,845,895,481	2,565	16%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Non-Agency CMBS	0.4%
Short-Term Investments	1.8%
Asset-Backed Securities	3.0%
U.S. Treasury Obligations	8.9%
Municipal Bonds	12.9%
Corporate Bonds	13.7%
U.S. Government & Agency Obligations	59.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Comcast Corp.	4.650%	02/15/33	2.1%
Prologis	4.625%	01/15/33	2.1%
U.S. Treasury Notes	3.875%	04/30/30	2.1%
U.S. Treasury Notes	4.125%	11/15/27	1.4%
Toyota Motor Corp.	4.450%	06/30/30	1.4%
Bank of America Corp., SOFRRATE + 1.990%	6.204%	11/10/28	1.3%
Prologis	1.250%	10/15/30	1.2%
American Express	4.050%	05/03/29	1.2%
U.S. Treasury Notes	4.250%	08/15/35	1.0%
U.S. Treasury Notes	3.625%	08/15/28	0.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-272-1977

  https://funddocs.filepoint.com/ccmcib/

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-272-1977 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CRATX-SAR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

Semi-Annual Financials and Other Information

COMMUNITY CAPITAL TRUST

November 30, 2025

CCM COMMUNITY IMPACT BOND FUND (THE “FUND”)

COMMUNITY CAPITAL MANAGEMENT

1

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	2
Statement of Assets and Liabilities	62
Statement of Operations	63
Statements of Changes in Net Assets	64
Financial Highlights	66
Notes to Financial Statements	69
Other Information (Form N-CSRS Items 8-11)	84

2	The CCM Community Impact Bond Fund

Schedule of Investments November 30, 2025

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 59.14%
FGLMC Single Family - 1.02%
Pool Q16506, 3.00%, 02/01/2043	$9,643	$8,932
Pool Q40627, 3.00%, 05/01/2046	1,254,745	1,142,715
Pool Q41877, 3.00%, 07/01/2046	802,459	730,816
Pool Q43158, 3.00%, 09/01/2046	479,567	436,749
Pool Q44344, 3.00%, 11/01/2046	168,107	153,098
Pool Q44395, 3.00%, 11/01/2046	1,140,818	1,038,966
Pool Q45623, 3.00%, 01/01/2047	2,145,263	1,967,875
Pool Q07398, 3.50%, 04/01/2042	34,995	33,677
Pool Q37430, 3.50%, 11/01/2045	67,194	64,028
Pool Q38376, 3.50%, 01/01/2046	497,071	473,283
Pool Q39359, 3.50%, 03/01/2046	736,607	695,374
Pool Q40641, 3.50%, 05/01/2046	256,905	243,647
Pool Q45628, 3.50%, 01/01/2047	1,835,486	1,732,742
Pool Q47221, 3.50%, 03/01/2047	318,156	299,494
Pool Q48279, 3.50%, 05/01/2047	536,528	507,113
Pool Q49035, 3.50%, 06/01/2047	251,112	237,260
Pool Q49605, 3.50%, 07/01/2047	41,313	39,183
Pool Q50514, 3.50%, 08/01/2047	27,192	25,747
Pool Q50393, 3.50%, 09/01/2047	834,018	786,821
Pool Q50943, 3.50%, 09/01/2047	105,869	100,176
Pool Q51685, 3.50%, 10/01/2047	613,627	580,213
Pool V83539, 3.50%, 10/01/2047	595,430	563,240
Pool Q52610, 3.50%, 11/01/2047	924,125	874,464
Pool V83815, 3.50%, 12/01/2047	576,767	544,325
Pool Q53325, 3.50%, 01/01/2048	513,055	485,467
Pool Q54012, 3.50%, 01/01/2048	494,999	467,689
Pool Q54511, 3.50%, 02/01/2048	1,083,642	1,021,993
Pool Q54585, 3.50%, 02/01/2048	460,216	435,736
Pool Q54876, 3.50%, 03/01/2048	303,795	286,195
Pool Q55002, 3.50%, 03/01/2048	976,123	917,870
Pool Q62396, 3.50%, 04/01/2049	108,405	102,198
Pool Q39374, 4.00%, 03/01/2046	45,112	43,880
Pool Q47223, 4.00%, 03/01/2047	230,756	225,164
Pool Q47775, 4.00%, 04/01/2047	550,003	535,991
Pool Q48287, 4.00%, 05/01/2047	641,046	623,921
Pool Q48819, 4.00%, 06/01/2047	919,347	895,923
Pool Q49040, 4.00%, 06/01/2047	1,294,351	1,262,985
Pool Q49606, 4.00%, 07/01/2047	788,388	768,303
Pool Q49898, 4.00%, 08/01/2047	190,004	185,628
Pool Q50396, 4.00%, 08/01/2047	35,454	34,638
Pool Q50397, 4.00%, 08/01/2047	1,038,657	1,012,197
Pool Q50951, 4.00%, 09/01/2047	426,766	415,894
Pool Q51686, 4.00%, 10/01/2047	439,214	428,570
Pool V83540, 4.00%, 10/01/2047	108,850	106,212
Pool Q53883, 4.00%, 01/01/2048	418,480	408,337
Pool Q54464, 4.00%, 02/01/2048	182,113	178,141
Pool Q54586, 4.00%, 02/01/2048	1,051,494	1,024,072
Pool Q54877, 4.00%, 02/01/2048	259,865	254,296
Pool Q55004, 4.00%, 03/01/2048	332,890	324,210
Pool Q55631, 4.00%, 04/01/2048	801,667	780,764
Pool Q56253, 4.00%, 05/01/2048	484,046	471,425

The accompanying notes are an integral part of the financial statements.

(Unaudited)	3

	Principal Amount	Value
Pool Q56469, 4.00%, 06/01/2048	$332,588	$323,915
Pool Q56900, 4.00%, 06/01/2048	457,135	444,647
Pool Q57029, 4.00%, 07/01/2048	220,836	215,078
Pool Q57388, 4.00%, 07/01/2048	433,574	420,679
Pool Q57694, 4.00%, 08/01/2048	249,719	242,897
Pool Q58271, 4.00%, 09/01/2048	264,283	257,392
Pool Q58366, 4.00%, 09/01/2048	120,215	117,370
Pool Q58774, 4.00%, 10/01/2048	513,712	500,932
Pool Q59058, 4.00%, 10/01/2048	208,638	203,197
Pool Q59686, 4.00%, 11/01/2048	184,898	180,297
Pool Q60213, 4.00%, 12/01/2048	413,487	402,190
Pool Q60598, 4.00%, 01/01/2049	291,812	283,839
Pool Q61151, 4.00%, 01/01/2049	328,669	318,893
Pool Q61387, 4.00%, 02/01/2049	151,295	147,162
Pool Q61800, 4.00%, 03/01/2049	530,506	515,008
Pool Q61986, 4.00%, 03/01/2049	789,322	762,420
Pool Q62397, 4.00%, 04/01/2049	424,403	409,937
Pool A91363, 4.50%, 03/01/2040	66,683	67,248
Pool A91756, 4.50%, 03/01/2040	71,717	72,324
Pool A93467, 4.50%, 08/01/2040	64,764	65,313
Pool Q01597, 4.50%, 05/01/2041	112,386	113,304
Pool Q02377, 4.50%, 07/01/2041	110,839	111,787
Pool Q47624, 4.50%, 04/01/2047	233,646	233,798
Pool Q48294, 4.50%, 05/01/2047	160,042	160,146
Pool Q49044, 4.50%, 07/01/2047	503,956	503,994
Pool Q49608, 4.50%, 07/01/2047	191,830	191,619
Pool Q49902, 4.50%, 08/01/2047	50,840	50,784
Pool Q55774, 4.50%, 04/01/2048	318,609	317,419
Pool Q56476, 4.50%, 05/01/2048	295,678	295,151
Pool Q56906, 4.50%, 06/01/2048	639,903	637,513
Pool Q57389, 4.50%, 07/01/2048	403,993	402,878
Pool Q57906, 4.50%, 08/01/2048	828,934	826,648
Pool Q58775, 4.50%, 09/01/2048	693,976	691,243
Pool Q59454, 4.50%, 11/01/2048	98,958	98,975
Pool Q60215, 4.50%, 11/01/2048	402,217	400,634
Pool A92906, 5.00%, 07/01/2040	221,559	229,266
Pool A56707, 5.50%, 01/01/2037	49,290	51,500
Pool A58653, 5.50%, 03/01/2037	43,078	45,016
Pool A68746, 5.50%, 10/01/2037	107,260	112,109
Pool A76192, 5.50%, 04/01/2038	117,346	122,749
Pool A76444, 5.50%, 04/01/2038	85,717	89,691
Pool A78742, 5.50%, 06/01/2038	157,280	164,572
Pool G06072, 6.00%, 06/01/2038	107,543	113,752
Pool G06073, 6.50%, 10/01/2037	290,452	310,341
		39,203,264
FHA Project Loans - 0.13%
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,088,370	4,833,951

FHLMC Single Family - 7.25%
Pool QN8332, 2.00%, 11/01/2036	229,083	212,398
Pool QB3154, 2.00%, 09/01/2050	2,173,598	1,789,771
Pool QB3835, 2.00%, 09/01/2050	2,551,531	2,100,965
Pool QB3978, 2.00%, 09/01/2050	2,815,621	2,318,421
Pool RA3677, 2.00%, 09/01/2050	1,634,143	1,345,575
Pool QB4065, 2.00%, 10/01/2050	1,035,188	852,388

The accompanying notes are an integral part of the financial statements.

4	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool QB4506, 2.00%, 10/01/2050	$2,332,418	$1,919,731
Pool QB5044, 2.00%, 11/01/2050	2,278,453	1,875,314
Pool QB5903, 2.00%, 11/01/2050	1,064,605	884,458
Pool QB6583, 2.00%, 12/01/2050	1,096,929	902,078
Pool QB7302, 2.00%, 01/01/2051	1,575,259	1,303,836
Pool QB8043, 2.00%, 01/01/2051	1,625,911	1,349,649
Pool QB8769, 2.00%, 02/01/2051	2,750,131	2,261,125
Pool QB9466, 2.00%, 03/01/2051	4,194,064	3,454,497
Pool RA4768, 2.00%, 03/01/2051	2,796,206	2,303,132
Pool RA4957, 2.00%, 03/01/2051	1,857,099	1,528,976
Pool QC0480, 2.00%, 04/01/2051	2,933,564	2,433,049
Pool QC1370, 2.00%, 04/01/2051	2,525,134	2,093,423
Pool RA5067, 2.00%, 04/01/2051	1,223,493	1,005,088
Pool QC3549, 2.00%, 06/01/2051	551,691	456,986
Pool RA5570, 2.00%, 07/01/2051	1,395,319	1,144,780
Pool RA5594, 2.00%, 07/01/2051	885,731	726,692
Pool QC5139, 2.00%, 08/01/2051	3,408,660	2,813,444
Pool QC6098, 2.00%, 08/01/2051	961,989	790,340
Pool RA5698, 2.00%, 08/01/2051	1,875,134	1,538,441
Pool QC6906, 2.00%, 09/01/2051	2,178,096	1,785,483
Pool QC8223, 2.00%, 10/01/2051	2,139,636	1,764,523
Pool QC9420, 2.00%, 10/01/2051	1,338,691	1,107,021
Pool RA6095, 2.00%, 10/01/2051	1,938,901	1,589,405
Pool QD1137, 2.00%, 11/01/2051	1,068,979	880,824
Pool QD2417, 2.00%, 12/01/2051	417,347	345,194
Pool QD5482, 2.00%, 01/01/2052	866,412	713,307
Pool QD6359, 2.00%, 02/01/2052	1,180,362	965,948
Pool QD7968, 2.00%, 02/01/2052	2,187,485	1,790,127
Pool RA2477, 2.50%, 04/01/2050	819,397	706,545
Pool RA2531, 2.50%, 05/01/2050	1,461,613	1,272,925
Pool RA2532, 2.50%, 05/01/2050	548,989	477,411
Pool RA2612, 2.50%, 05/01/2050	4,328,805	3,729,930
Pool QB0264, 2.50%, 06/01/2050	768,392	661,849
Pool QB0406, 2.50%, 06/01/2050	610,659	530,851
Pool QB0768, 2.50%, 07/01/2050	81,244	70,834
Pool QB0769, 2.50%, 07/01/2050	1,149,439	990,062
Pool QB0821, 2.50%, 07/01/2050	463,047	402,144
Pool QB1534, 2.50%, 07/01/2050	779,658	676,407
Pool QB1536, 2.50%, 07/01/2050	640,815	551,763
Pool QB1680, 2.50%, 07/01/2050	795,219	684,711
Pool RA3120, 2.50%, 07/01/2050	1,372,549	1,181,811
Pool QB2045, 2.50%, 08/01/2050	1,547,283	1,331,783
Pool QB2636, 2.50%, 08/01/2050	679,468	590,539
Pool QB2675, 2.50%, 08/01/2050	946,703	821,903
Pool QB2739, 2.50%, 08/01/2050	1,187,852	1,022,412
Pool RA3298, 2.50%, 08/01/2050	2,588,988	2,229,205
Pool RA3322, 2.50%, 08/01/2050	420,039	361,538
Pool RA3381, 2.50%, 08/01/2050	1,967,024	1,693,064
Pool QB3152, 2.50%, 09/01/2050	1,485,714	1,278,328
Pool QB3834, 2.50%, 09/01/2050	1,261,488	1,094,812
Pool QB3976, 2.50%, 09/01/2050	1,443,897	1,253,184
Pool RA3545, 2.50%, 09/01/2050	681,694	586,750
Pool QB4066, 2.50%, 10/01/2050	641,900	558,294
Pool QB4507, 2.50%, 10/01/2050	1,786,767	1,548,533
Pool QB5042, 2.50%, 11/01/2050	3,131,362	2,693,295

The accompanying notes are an integral part of the financial statements.

(Unaudited)	5

	Principal Amount	Value
Pool QB5904, 2.50%, 11/01/2050	$1,407,067	$1,219,094
Pool QC1163, 2.50%, 04/01/2051	1,208,474	1,045,171
Pool QC1953, 2.50%, 05/01/2051	1,518,343	1,315,224
Pool QC3550, 2.50%, 07/01/2051	2,157,598	1,866,253
Pool QC4341, 2.50%, 07/01/2051	897,522	777,879
Pool QC5136, 2.50%, 08/01/2051	2,381,019	2,057,147
Pool QC6096, 2.50%, 08/01/2051	1,761,655	1,519,376
Pool QC6907, 2.50%, 09/01/2051	784,778	672,588
Pool QC9422, 2.50%, 10/01/2051	1,523,989	1,317,851
Pool QD1136, 2.50%, 11/01/2051	1,369,318	1,181,434
Pool QD4139, 2.50%, 12/01/2051	664,067	575,916
Pool QD4141, 2.50%, 12/01/2051	769,115	665,359
Pool RA6478, 2.50%, 12/01/2051	8,351	7,150
Pool QD4132, 2.50%, 01/01/2052	1,464,041	1,263,390
Pool QD6358, 2.50%, 02/01/2052	705,430	607,364
Pool QD7966, 2.50%, 02/01/2052	718,588	614,747
Pool RA6794, 2.50%, 02/01/2052	873,617	747,374
Pool QD8214, 2.50%, 03/01/2052	676,991	585,018
Pool QA2069, 3.00%, 08/01/2049	452,634	407,862
Pool QA2173, 3.00%, 08/01/2049	226,704	205,336
Pool QA2405, 3.00%, 09/01/2049	313,518	283,508
Pool QA3109, 3.00%, 09/01/2049	605,245	547,093
Pool QA3562, 3.00%, 10/01/2049	518,199	469,884
Pool QA4231, 3.00%, 11/01/2049	1,300,152	1,171,547
Pool QA4780, 3.00%, 11/01/2049	398,682	359,246
Pool RA1773, 3.00%, 11/01/2049	638,782	575,596
Pool QA5579, 3.00%, 12/01/2049	949,174	855,285
Pool QA5721, 3.00%, 01/01/2050	854,649	772,534
Pool QA5900, 3.00%, 01/01/2050	207,314	188,289
Pool QA6535, 3.00%, 01/01/2050	844,541	763,397
Pool RA2089, 3.00%, 01/01/2050	473,130	426,330
Pool QA6834, 3.00%, 02/01/2050	362,721	329,057
Pool QA7417, 3.00%, 02/01/2050	827,430	748,401
Pool QA7634, 3.00%, 03/01/2050	1,187,291	1,068,233
Pool QA8482, 3.00%, 03/01/2050	1,093,626	989,699
Pool QB0265, 3.00%, 06/01/2050	232,429	210,362
Pool QB0757, 3.00%, 07/01/2050	570,454	516,296
Pool QB0816, 3.00%, 07/01/2050	391,321	351,717
Pool QB1681, 3.00%, 07/01/2050	490,639	445,499
Pool QB2046, 3.00%, 08/01/2050	930,422	840,549
Pool QB2674, 3.00%, 08/01/2050	819,341	735,912
Pool QB3153, 3.00%, 09/01/2050	1,235,993	1,115,698
Pool QD8209, 3.00%, 03/01/2052	1,226,408	1,094,426
Pool QE0361, 3.00%, 04/01/2052	298,974	268,177
Pool QE0366, 3.00%, 04/01/2052	663,535	596,319
Pool QE1667, 3.00%, 04/01/2052	846,206	758,443
Pool QE2155, 3.00%, 04/01/2052	1,065,757	950,377
Pool QE1714, 3.00%, 05/01/2052	1,368,337	1,220,199
Pool QE1717, 3.00%, 05/01/2052	1,294,158	1,165,855
Pool QA2070, 3.50%, 08/01/2049	406,218	381,807
Pool QA2301, 3.50%, 08/01/2049	276,098	258,943
Pool QA3110, 3.50%, 09/01/2049	458,953	429,092
Pool QA3982, 3.50%, 10/01/2049	231,567	217,550
Pool QA4885, 3.50%, 11/01/2049	244,105	229,678
Pool QA6536, 3.50%, 01/01/2050	463,469	435,132

The accompanying notes are an integral part of the financial statements.

6	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool QA7418, 3.50%, 02/01/2050	$479,949	$450,972
Pool QE0367, 3.50%, 04/01/2052	373,259	347,264
Pool QE0369, 3.50%, 04/01/2052	749,516	701,541
Pool QE1713, 3.50%, 05/01/2052	1,602,876	1,500,447
Pool QE1715, 3.50%, 05/01/2052	2,409,290	2,234,395
Pool QE2624, 3.50%, 05/01/2052	933,999	868,880
Pool QE7181, 3.50%, 06/01/2052	649,581	602,376
Pool RA7611, 3.50%, 06/01/2052	1,283,363	1,198,059
Pool QA2406, 4.00%, 09/01/2049	69,215	67,602
Pool QA4064, 4.00%, 10/01/2049	276,267	267,694
Pool QE1708, 4.00%, 05/01/2052	1,535,166	1,482,002
Pool QE1709, 4.00%, 05/01/2052	611,572	588,704
Pool QE2611, 4.00%, 05/01/2052	1,116,744	1,069,318
Pool RA7612, 4.00%, 07/01/2052	1,712,701	1,639,700
Pool QF0536, 4.00%, 09/01/2052	340,748	327,309
Pool RA7570, 4.00%, 09/01/2052	592,664	567,219
Pool QF3781, 4.00%, 11/01/2052	345,485	331,636
Pool QF0540, 4.50%, 09/01/2052	829,826	816,189
Pool RA8057, 4.50%, 09/01/2052	264,963	261,596
Pool QF2487, 4.50%, 10/01/2052	871,940	860,726
Pool QF3782, 4.50%, 11/01/2052	631,696	620,670
Pool QF5327, 4.50%, 12/01/2052	736,507	725,859
Pool QG0426, 4.50%, 04/01/2053	911,531	894,739
Pool QG3359, 4.50%, 05/01/2053	570,065	560,734
Pool QJ7060, 4.50%, 10/01/2054	150,568	147,774
Pool QX0540, 4.50%, 11/01/2054	1,697,773	1,665,050
Pool RQ0011, 4.50%, 06/01/2055	5,570,726	5,453,111
Pool QZ9107, 4.50%, 11/01/2055	427,000	418,797
Pool QF3779, 5.00%, 11/01/2052	2,362,485	2,362,483
Pool QF5326, 5.00%, 01/01/2053	1,074,364	1,076,242
Pool QF7077, 5.00%, 02/01/2053	309,633	310,238
Pool QG0421, 5.00%, 04/01/2053	1,727,147	1,733,913
Pool QG0424, 5.00%, 04/01/2053	2,442,793	2,448,865
Pool QG3332, 5.00%, 05/01/2053	882,941	882,751
Pool QG5425, 5.00%, 06/01/2053	2,024,200	2,028,346
Pool QG8430, 5.00%, 07/01/2053	702,156	701,973
Pool QH0480, 5.00%, 09/01/2053	143,528	143,810
Pool QI4113, 5.00%, 04/01/2054	701,590	701,837
Pool QJ3298, 5.00%, 09/01/2054	416,734	417,007
Pool QJ7081, 5.00%, 10/01/2054	1,555,957	1,556,977
Pool QX0527, 5.00%, 12/01/2054	2,189,489	2,189,104
Pool QX2151, 5.00%, 12/01/2054	448,161	447,450
Pool QX4012, 5.00%, 01/01/2055	675,699	675,848
Pool QX9333, 5.00%, 02/01/2055	597,473	600,753
Pool QX8827, 5.00%, 03/01/2055	143,850	143,596
Pool QY3815, 5.00%, 05/01/2055	954,982	958,389
Pool QY6271, 5.00%, 06/01/2055	894,858	899,828
Pool QY9430, 5.00%, 07/01/2055	1,276,359	1,274,833
Pool QZ3449, 5.00%, 09/01/2055	1,098,743	1,097,429
Pool QZ9114, 5.00%, 11/01/2055	6,924,251	6,915,954
Pool QF2486, 5.50%, 09/01/2052	1,319,779	1,344,943
Pool QF3780, 5.50%, 11/01/2052	1,510,999	1,542,655
Pool QF5328, 5.50%, 01/01/2053	758,921	772,153
Pool QF7080, 5.50%, 02/01/2053	863,362	878,029
Pool QG0437, 5.50%, 03/01/2053	732,944	742,528

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Principal Amount	Value
Pool QG3342, 5.50%, 05/01/2053	$719,668	$729,774
Pool QG5427, 5.50%, 06/01/2053	479,178	486,397
Pool QG8431, 5.50%, 07/01/2053	502,494	509,939
Pool QH0481, 5.50%, 09/01/2053	584,289	593,760
Pool QH5152, 5.50%, 11/01/2053	420,693	426,136
Pool QI1387, 5.50%, 03/01/2054	105,241	106,947
Pool QI4092, 5.50%, 04/01/2054	813,636	824,243
Pool QI5646, 5.50%, 05/01/2054	287,813	293,132
Pool QI8488, 5.50%, 06/01/2054	401,054	406,685
Pool QJ0995, 5.50%, 07/01/2054	219,146	223,300
Pool QX2154, 5.50%, 11/01/2054	670,885	679,525
Pool QX0517, 5.50%, 12/01/2054	813,230	823,990
Pool QX4040, 5.50%, 01/01/2055	2,660,690	2,703,451
Pool QX4745, 5.50%, 01/01/2055	672,774	684,151
Pool QX9332, 5.50%, 02/01/2055	264,890	269,616
Pool QX8790, 5.50%, 03/01/2055	641,645	650,413
Pool QX9120, 5.50%, 03/01/2055	383,104	390,573
Pool QX9901, 5.50%, 04/01/2055	366,800	373,202
Pool QY3788, 5.50%, 05/01/2055	2,207,690	2,243,792
Pool QY6745, 5.50%, 05/01/2055	591,123	602,399
Pool QY6274, 5.50%, 06/01/2055	2,249,790	2,291,731
Pool QY9433, 5.50%, 07/01/2055	6,119,441	6,204,178
Pool QZ3447, 5.50%, 09/01/2055	4,406,634	4,467,139
Pool QZ9121, 5.50%, 11/01/2055	5,299,008	5,371,805
Pool QF3783, 6.00%, 11/01/2052	612,256	628,996
Pool QF5743, 6.00%, 01/01/2053	459,772	473,350
Pool QF7079, 6.00%, 02/01/2053	416,461	428,861
Pool QG0436, 6.00%, 04/01/2053	1,166,627	1,193,899
Pool QG3340, 6.00%, 05/01/2053	1,180,803	1,211,508
Pool QG5437, 6.00%, 06/01/2053	635,954	652,708
Pool QG8432, 6.00%, 07/01/2053	202,757	208,071
Pool QH0478, 6.00%, 09/01/2053	1,759,187	1,804,502
Pool QH5153, 6.00%, 11/01/2053	867,595	889,943
Pool QH7527, 6.00%, 12/01/2053	249,280	255,763
Pool QI4106, 6.00%, 04/01/2054	671,595	688,890
Pool QI5653, 6.00%, 05/01/2054	482,222	497,229
Pool QI8485, 6.00%, 06/01/2054	513,538	527,318
Pool QJ0983, 6.00%, 08/01/2054	1,135,943	1,166,941
Pool SD8454, 6.00%, 08/01/2054	15,935,871	16,299,896
Pool QJ3256, 6.00%, 09/01/2054	1,033,652	1,060,270
Pool QX4010, 6.00%, 01/01/2055	679,153	698,435
Pool QX8840, 6.00%, 03/01/2055	1,063,997	1,090,611
Pool QX9121, 6.00%, 03/01/2055	758,289	782,910
Pool QX9931, 6.00%, 04/01/2055	1,890,199	1,937,448
Pool QY3776, 6.00%, 05/01/2055	2,933,409	3,016,812
Pool QY6320, 6.00%, 06/01/2055	3,082,542	3,169,728
Pool QY9427, 6.00%, 07/01/2055	5,614,107	5,753,792
Pool QZ3446, 6.00%, 09/01/2055	4,945,209	5,068,252
Pool QZ9126, 6.00%, 11/01/2055	3,983,887	4,084,349
Pool QF5742, 6.50%, 01/01/2053	212,936	222,012
Pool QH5154, 6.50%, 11/01/2053	569,787	592,603
Pool QH7532, 6.50%, 12/01/2053	58,850	61,104
Pool QI0785, 6.50%, 02/01/2054	340,326	354,623
Pool QI4080, 6.50%, 04/01/2054	313,381	325,331
Pool QI5648, 6.50%, 05/01/2054	584,577	606,833

The accompanying notes are an integral part of the financial statements.

8	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool QI8487, 6.50%, 06/01/2054	$1,498,323	$1,556,556
Pool QJ0978, 6.50%, 07/01/2054	674,417	703,404
Pool QX9895, 6.50%, 03/01/2055	466,407	483,537
Pool QY6313, 6.50%, 06/01/2055	1,680,317	1,743,138
Pool QY9432, 6.50%, 07/01/2055	1,769,340	1,834,326
Pool QZ3451, 6.50%, 09/01/2055	1,269,271	1,317,437
Pool QZ9124, 6.50%, 10/01/2055	500,148	519,234
Pool QH5155, 7.00%, 11/01/2053	630,553	660,795
Pool QH7533, 7.00%, 12/01/2053	506,536	533,203
Pool QI8486, 7.00%, 06/01/2054	279,687	293,378
		279,041,506
FHMS Multifamily - 4.03%
Pool KG03, 0.70%, 04/25/2029 (b)	1,092,006	1,034,393
Pool P003, 0.83%, 02/25/2031	3,626,340	3,294,634
Pool KG04, 0.85%, 06/25/2030	7,698,749	7,184,305
Pool K123, 0.93%, 06/25/2030	2,450,934	2,290,759
Pool K124, 0.96%, 08/25/2030	2,541,324	2,370,157
Pool Q012, 1.01%, 08/25/2030	3,211,445	3,017,312
Pool P009, 1.13%, 01/25/2031	14,557,692	13,683,740
Pool WA4405, 1.15%, 05/01/2027	967,557	945,703
Pool K131, 1.16%, 01/25/2031	3,513,294	3,260,500
Pool P011, 1.20%, 09/25/2031	381,399	355,434
Pool KG03, 1.30%, 06/25/2030 (b)	8,000,000	7,136,262
Pool WN1096, 1.46%, 01/01/2028	6,120,000	5,822,020
Pool KSG1, 1.50%, 09/25/2030	3,850,000	3,451,774
Pool K109, 1.56%, 04/25/2030	1,500,000	1,363,101
Pool Q014, 1.56%, 01/25/2036	2,341,004	1,978,891
Pool K741, 1.60%, 12/25/2027	20,000,000	19,169,771
Pool 2021-ML08, 1.88%, 07/25/2037	1,308,012	1,087,839
Pool WN0034, 1.94%, 04/01/2037	816,320	635,861
Pool K747, 2.05%, 11/25/2028 (b)	9,000,000	8,564,693
Pool K140, 2.29%, 07/25/2031	457,799	432,834
Pool K137, 2.35%, 11/25/2031 (b)	3,500,000	3,186,042
Pool KSG3, 2.65%, 05/25/2032 (b)	1,350,000	1,236,480
Pool K094, 2.70%, 04/25/2029	2,623,554	2,568,364
Pool P013, 2.85%, 02/25/2032 (b)	450,000	413,695
Pool WA4420, 3.10%, 02/01/2029	3,241,561	3,169,877
Pool K147, 3.39%, 02/25/2032 (b)	502,326	493,153
Pool KSG4, 3.40%, 08/25/2032 (b)	6,850,000	6,543,646
Pool Q028, 4.36%, 07/25/2029	8,273,198	8,383,371
Pool WN5174, 4.39%, 10/01/2029	4,775,000	4,820,584
Pool F118, 4.40%, (SOFR30A+0.200%), 07/25/2028 (b)	210,632	209,552
Pool WN5212, 4.55%, 11/01/2029	17,303,000	17,555,433
Pool Q027, 4.66%, 08/25/2031	2,853,000	2,936,986
Pool 2024-P016, 4.77%, 03/25/2029 (b)	13,288,202	13,509,642
Pool K502, 4.80%, 09/25/2028 (b)	1,200,000	1,226,832
Pool WN2590, 5.08%, 04/01/2029	1,805,000	1,844,307
		155,177,947
FNMA Multifamily - 10.74%
Pool BS1033, 1.02%, 02/01/2028	6,719,365	6,309,672
Pool BS1139, 1.04%, 02/01/2028	2,255,889	2,125,494
Pool BL8108, 1.19%, 09/01/2032	2,639,552	2,225,253
Pool BL7910, 1.23%, 08/01/2027	4,584,674	4,381,051
Pool BL7892, 1.24%, 08/01/2030	5,737,920	5,112,766

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

	Principal Amount	Value
Pool BL7247, 1.25%, 06/01/2030	$2,758,966	$2,473,107
Pool BL7686, 1.28%, 08/01/2030	2,636,237	2,353,931
Pool BL7010, 1.30%, 06/01/2030	9,489,394	8,503,556
Pool BL7898, 1.31%, 08/01/2032	3,800,000	3,192,232
Pool BL8103, 1.32%, 12/01/2030	6,413,144	5,686,397
Pool BL8000, 1.34%, 09/01/2030	4,820,586	4,269,161
Pool BL8013, 1.36%, 08/01/2035	3,954,289	3,122,436
Pool BL8014, 1.36%, 08/01/2035	3,651,503	2,883,347
Pool BS0025, 1.38%, 12/01/2030	7,117,570	6,328,094
Pool BS0596, 1.38%, 01/01/2031	200,000	175,960
Pool BL7636, 1.41%, 07/01/2032	1,092,697	932,541
Pool 2021-M1S, 1.43%, 12/25/2030 (b)	13,550,000	12,006,489
Pool BL7257, 1.44%, 06/01/2032	369,780	318,045
Pool BL9838, 1.48%, 12/01/2030	2,290,572	2,042,638
Pool BL6827, 1.50%, 06/01/2032	5,378,587	4,680,976
Pool BL7673, 1.57%, 08/01/2037	7,232,136	5,482,736
Pool BS1482, 1.61%, 03/01/2031	1,348,562	1,204,550
Pool BS0391, 1.63%, 01/01/2033	4,542,893	3,888,535
Pool BS0179, 1.67%, 01/01/2033	745,200	640,205
Pool BS4667, 1.71%, 03/01/2029	3,360,690	3,132,762
Pool BL7338, 1.81%, 07/01/2032	1,606,694	1,409,116
Pool BS1977, 1.85%, 05/01/2031	3,605,960	3,240,569
Pool BS2625, 1.89%, 07/01/2031	4,645,000	4,085,162
Pool BL6240, 1.94%, 03/01/2030	725,778	666,071
Pool BS1922, 2.03%, 05/01/2031	2,000,000	1,798,479
Pool BL6159, 2.06%, 03/01/2030	1,683,696	1,565,557
Pool 2022-M1S, 2.15%, 04/25/2032 (b)	2,500,000	2,219,245
Pool BL5261, 2.18%, 03/01/2030	1,754,299	1,641,661
Pool BL6486, 2.31%, 04/01/2030	1,470,000	1,362,097
Pool BL5452, 2.41%, 01/01/2030	3,116,012	2,923,796
Pool BS5203, 2.41%, 04/01/2032	1,088,025	990,888
Pool BL4589, 2.45%, 10/01/2029	1,001,431	952,392
Pool BL5265, 2.47%, 01/01/2030	720,511	683,628
Pool BS5218, 2.49%, 04/01/2032	5,777,000	5,257,115
Pool BL4134, 2.52%, 02/01/2034	610,860	546,144
Pool AN1428, 2.69%, 04/01/2026	503,174	499,709
Pool AN0876, 2.85%, 02/01/2026	1,202,441	1,197,170
Pool AM0414, 2.87%, 09/01/2027	5,648,570	5,551,177
Pool AN6823, 2.95%, 09/01/2029	2,329,859	2,255,893
Pool AN5536, 2.97%, 05/01/2027	2,889,837	2,851,547
Pool BL2741, 2.97%, 06/01/2029	3,073,594	2,985,678
Pool AN6926, 3.00%, 11/01/2032	885,361	830,834
Pool BL4558, 3.00%, 11/01/2035	780,909	700,993
Pool AN7354, 3.03%, 11/01/2027	2,369,916	2,333,106
Pool AN5273, 3.06%, 05/01/2027	358,104	353,794
Pool AN5758, 3.09%, 06/01/2027	1,325,182	1,307,229
Pool BL2603, 3.10%, 05/01/2029	5,062,624	4,912,080
Pool AN8521, 3.19%, 03/01/2028	2,252,523	2,201,556
Pool AN6262, 3.20%, 08/01/2027	459,397	454,209
Pool BL2561, 3.20%, 05/01/2029	4,618,660	4,521,030
Pool AN6232, 3.20%, 08/01/2029	4,557,159	4,453,994
Pool AN4133, 3.21%, 01/01/2033	206,012	195,550
Pool AM8227, 3.21%, 03/01/2033	79,298	74,590
Pool AN5792, 3.30%, 04/01/2034	855,769	797,692
Pool BL2117, 3.31%, 04/01/2029	5,925,000	5,819,556

The accompanying notes are an integral part of the financial statements.

10	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool AM9780, 3.31%, 03/01/2031	$345,450	$334,279
Pool BL2377, 3.34%, 05/01/2031	2,643,898	2,558,924
Pool AN8814, 3.36%, 04/01/2028	865,175	855,519
Pool AN4505, 3.36%, 02/01/2032	899,637	865,802
Pool AN5418, 3.40%, 05/01/2033	750,000	712,758
Pool AN8736, 3.48%, 05/01/2028	3,839,121	3,805,209
Pool BS5750, 3.49%, 06/01/2032	5,000,000	4,810,662
Pool BS5876, 3.59%, 06/01/2032	6,000,000	5,805,898
Pool BS5528, 3.60%, 06/01/2032	2,434,331	2,366,174
Pool BS5960, 3.64%, 06/01/2032	1,200,000	1,135,429
Pool BS5916, 3.72%, 06/01/2032	9,626,781	9,326,734
Pool BS6007, 3.77%, 07/01/2032	5,288,976	5,174,675
Pool AN4171, 3.79%, 01/01/2035	719,103	688,702
Pool AN9844, 3.80%, 07/01/2030	720,956	716,224
Pool AM9376, 3.83%, 07/01/2045	408,129	374,257
Pool AN0360, 3.95%, 12/01/2045	100,000	85,935
Pool AN4676, 4.10%, 03/01/2047	1,140,556	1,058,358
Pool BS6657, 4.14%, 09/01/2029	5,569,384	5,544,080
Pool BS7738, 4.20%, 03/01/2033	2,147,000	2,139,983
Pool BZ4015, 4.25%, 06/01/2032	5,013,000	5,026,717
Pool BZ0520, 4.29%, 03/01/2034	3,975,000	3,965,208
Pool BZ5158, 4.32%, 10/01/2030	1,370,817	1,387,554
Pool BZ1957, 4.35%, 10/01/2034	14,100,000	14,072,581
Pool AD8500, 4.41%, 12/01/2030	10,000,000	10,077,344
Pool BZ3372, 4.43%, 03/01/2030	2,500,000	2,541,172
Pool BZ3454, 4.45%, 05/01/2035	3,914,000	3,926,794
Pool BZ3803, 4.46%, 05/01/2030	4,055,136	4,125,512
Pool BS8569, 4.48%, 05/01/2030	1,222,997	1,246,287
Pool BS8239, 4.48%, 04/01/2033	8,388,000	8,499,126
Pool BZ0525, 4.50%, 02/01/2029	2,806,556	2,856,888
Pool BZ1911, 4.55%, 09/01/2034	3,427,649	3,475,034
Pool BS6963, 4.56%, 10/01/2029	4,629,507	4,722,363
Pool BS7085, 4.57%, 11/01/2029	11,219,000	11,389,059
Pool BS7448, 4.57%, 12/01/2032	5,200,000	5,306,288
Pool BZ0408, 4.62%, 01/01/2034	3,848,756	3,916,149
Pool BZ0204, 4.64%, 01/01/2034	2,500,000	2,544,418
Pool 2023-M1S, 4.65%, 04/25/2033 (b)	3,810,000	3,871,012
Pool BS7955, 4.74%, 04/01/2033	1,463,971	1,501,395
Pool BZ3013, 4.74%, 01/01/2035	8,964,000	9,154,441
Pool 468251, 4.76%, 06/01/2026	507,363	506,971
Pool BZ1929, 4.81%, 08/01/2034	1,979,710	2,032,833
Pool BZ4657, 4.84%, 08/01/2035	9,800,000	10,037,295
Pool 2024-M5, 4.85%, 08/25/2034 (b)	4,721,000	4,876,553
Pool BZ3541, 4.86%, 04/01/2035	2,985,179	3,069,567
Pool BZ0312, 4.87%, 01/01/2029	2,932,606	3,009,465
Pool BS9779, 4.87%, 11/01/2030	3,593,000	3,713,215
Pool BS7278, 4.90%, 11/01/2027	7,585,000	7,585,000
Pool BS8361, 4.91%, 05/01/2030	3,035,037	3,100,547
Pool BZ1270, 4.91%, 12/01/2034	1,712,838	1,768,234
Pool BZ0133, 4.92%, 12/01/2028	1,400,000	1,439,430
Pool BS9538, 4.97%, 09/01/2033	4,089,622	4,238,977
Pool BZ2963, 5.00%, 01/01/2032	4,940,000	5,144,515
Pool BZ3345, 5.04%, 04/01/2035	17,401,237	18,071,282
Pool BS9607, 5.06%, 09/01/2030	1,000,000	1,039,142
Pool 466907, 5.13%, 03/01/2026	304,978	304,414

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

	Principal Amount	Value
Pool BZ3874, 5.13%, 05/01/2035	$2,000,000	$2,091,021
Pool BZ0707, 5.14%, 04/01/2031	2,110,000	2,180,865
Pool BS7201, 5.17%, 11/01/2032	4,508,673	4,729,264
Pool 465394, 5.20%, 03/01/2026	410,425	409,690
Pool BZ0167, 5.20%, 12/01/2028	2,566,000	2,594,430
Pool BS7954, 5.55%, 04/01/2033	854,442	884,385
Pool 467914, 6.10%, 04/01/2041	423,066	423,131
Pool 463997, 6.12%, 12/01/2027	814,285	814,285
Pool 464836, 6.23%, 03/01/2028	1,329,245	1,329,245
Pool 465260, 6.33%, 06/01/2028	1,211,720	1,211,720
Pool 464254, 6.34%, 11/01/2027	2,210,736	2,210,736
Pool 464969, 6.34%, 04/01/2028	2,265,541	2,265,541
Pool 464632, 6.50%, 02/01/2028	379,795	379,795
Pool 465588, 6.55%, 07/01/2028	466,544	466,544
Pool 464573, 6.72%, 02/01/2040	1,987,159	1,987,159
		412,991,436
FNMA Single Family - 22.30%
Pool BU1090, 1.50%, 10/01/2036	212,341	191,825
Pool BQ1545, 2.00%, 09/01/2050	2,513,510	2,070,536
Pool BQ1571, 2.00%, 09/01/2050	3,425,359	2,820,487
Pool BQ1603, 2.00%, 09/01/2050	1,149,054	955,418
Pool BQ2362, 2.00%, 09/01/2050	2,635,262	2,169,911
Pool BQ3064, 2.00%, 09/01/2050	2,144,918	1,766,154
Pool CA7182, 2.00%, 09/01/2050	1,593,510	1,312,118
Pool BP7434, 2.00%, 10/01/2050	792,380	652,456
Pool BQ3112, 2.00%, 10/01/2050	1,767,780	1,454,997
Pool BQ4812, 2.00%, 10/01/2050	2,809,369	2,312,293
Pool BQ4876, 2.00%, 10/01/2050	1,732,062	1,425,599
Pool CA7287, 2.00%, 10/01/2050	1,855,176	1,527,577
Pool BQ5814, 2.00%, 11/01/2050	1,818,504	1,496,746
Pool BQ7638, 2.00%, 11/01/2050	1,122,449	933,058
Pool CA7661, 2.00%, 11/01/2050	2,052,184	1,689,080
Pool CA8322, 2.00%, 12/01/2050	1,966,622	1,617,284
Pool BR0679, 2.00%, 01/01/2051	2,680,428	2,204,295
Pool BR1282, 2.00%, 01/01/2051	1,373,190	1,128,787
Pool BQ4492, 2.00%, 02/01/2051	820,337	678,704
Pool BR3230, 2.00%, 02/01/2051	3,437,379	2,843,141
Pool CA9082, 2.00%, 02/01/2051	2,779,906	2,285,132
Pool BR4749, 2.00%, 03/01/2051	1,213,558	1,003,340
Pool CB0668, 2.00%, 05/01/2051	1,730,164	1,420,709
Pool MA4355, 2.00%, 06/01/2051	15,777,157	12,955,272
Pool BT1268, 2.00%, 07/01/2051	2,442,159	2,008,107
Pool BT1347, 2.00%, 07/01/2051	3,053,863	2,520,601
Pool BR2232, 2.00%, 08/01/2051	726,043	595,677
Pool BT2780, 2.00%, 08/01/2051	4,869,887	4,002,648
Pool BT7189, 2.00%, 08/01/2051	2,988,193	2,450,600
Pool BT9013, 2.00%, 08/01/2051	1,261,427	1,034,929
Pool BT7259, 2.00%, 09/01/2051	4,080,553	3,345,013
Pool BT7351, 2.00%, 10/01/2051	4,481,510	3,673,695
Pool BU1092, 2.00%, 10/01/2051	2,937,192	2,411,056
Pool BU2995, 2.00%, 10/01/2051	1,097,033	907,184
Pool BU3147, 2.00%, 10/01/2051	440,230	361,372
Pool CB1941, 2.00%, 10/01/2051	7,936,908	6,503,471
Pool BU1004, 2.00%, 11/01/2051	2,315,974	1,915,179

The accompanying notes are an integral part of the financial statements.

12	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BU7796, 2.00%, 11/01/2051	$1,269,611	$1,042,187
Pool BU9860, 2.00%, 01/01/2052	885,917	733,059
Pool BU9861, 2.00%, 01/01/2052	1,683,979	1,380,567
Pool BT2173, 2.00%, 02/01/2052	1,793,621	1,470,454
Pool BV3015, 2.00%, 02/01/2052	1,641,407	1,343,595
Pool BV3016, 2.00%, 02/01/2052	1,116,089	923,517
Pool BV3213, 2.00%, 02/01/2052	1,442,874	1,180,774
Pool BV4124, 2.00%, 02/01/2052	1,136,592	930,372
Pool BV4125, 2.00%, 02/01/2052	444,672	366,937
Pool BV5522, 2.00%, 02/01/2052	277,523	227,170
Pool CB2791, 2.00%, 02/01/2052	7,372,845	6,033,560
Pool BP5424, 2.50%, 05/01/2050	637,315	554,476
Pool CA5693, 2.50%, 05/01/2050	899,097	780,682
Pool BP5447, 2.50%, 06/01/2050	364,985	317,434
Pool BP5470, 2.50%, 06/01/2050	355,624	309,147
Pool BP5498, 2.50%, 06/01/2050	710,758	612,207
Pool BP8732, 2.50%, 06/01/2050	1,195,608	1,029,829
Pool CA6159, 2.50%, 06/01/2050	1,082,052	932,354
Pool BP8742, 2.50%, 07/01/2050	488,424	420,701
Pool BP8759, 2.50%, 07/01/2050	936,350	806,519
Pool BP8789, 2.50%, 07/01/2050	680,400	591,267
Pool BP8814, 2.50%, 07/01/2050	479,012	416,909
Pool BP9533, 2.50%, 07/01/2050	1,423,664	1,225,822
Pool BP9534, 2.50%, 07/01/2050	1,013,435	881,100
Pool BP9566, 2.50%, 07/01/2050	268,347	232,945
Pool BP9596, 2.50%, 08/01/2050	386,909	336,701
Pool BP9598, 2.50%, 08/01/2050	231,141	201,105
Pool BQ0192, 2.50%, 08/01/2050	1,171,353	1,016,938
Pool BQ0210, 2.50%, 08/01/2050	1,532,405	1,331,842
Pool BQ0228, 2.50%, 08/01/2050	1,283,322	1,112,985
Pool BQ0248, 2.50%, 08/01/2050	741,062	643,065
Pool CA6683, 2.50%, 08/01/2050	2,594,564	2,233,202
Pool BQ1546, 2.50%, 09/01/2050	2,104,646	1,811,518
Pool BQ1572, 2.50%, 09/01/2050	2,622,455	2,256,396
Pool BQ1604, 2.50%, 09/01/2050	1,757,661	1,525,506
Pool BQ2363, 2.50%, 09/01/2050	1,313,161	1,129,862
Pool BQ3065, 2.50%, 09/01/2050	2,341,053	2,031,843
Pool BQ3113, 2.50%, 10/01/2050	1,248,901	1,074,184
Pool BQ4813, 2.50%, 10/01/2050	2,166,856	1,863,721
Pool BQ4877, 2.50%, 10/01/2050	641,581	557,564
Pool CA7296, 2.50%, 10/01/2050	594,047	511,126
Pool BQ7638, 2.50%, 11/01/2050	2,092,186	1,812,601
Pool CA7663, 2.50%, 11/01/2050	1,254,400	1,078,914
Pool BR2612, 2.50%, 02/01/2051	360,818	313,052
Pool BR5455, 2.50%, 03/01/2051	813,436	705,874
Pool BR7692, 2.50%, 04/01/2051	1,057,186	915,374
Pool BR9147, 2.50%, 05/01/2051	1,846,800	1,600,289
Pool BT1269, 2.50%, 07/01/2051	3,662,687	3,165,567
Pool BT2707, 2.50%, 07/01/2051	4,209,849	3,632,297
Pool BT2781, 2.50%, 08/01/2051	2,618,227	2,263,127
Pool BT7190, 2.50%, 08/01/2051	2,264,649	1,953,193
Pool BT9012, 2.50%, 08/01/2051	469,768	405,377
Pool BT7260, 2.50%, 09/01/2051	1,594,103	1,377,428
Pool BU1093, 2.50%, 10/01/2051	2,691,816	2,305,333
Pool CB2073, 2.50%, 11/01/2051	7,279,735	6,234,533

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

	Principal Amount	Value
Pool BU7797, 2.50%, 12/01/2051	$835,422	$720,133
Pool BU7877, 2.50%, 12/01/2051	1,193,052	1,032,104
Pool BU7879, 2.50%, 12/01/2051	724,743	628,536
Pool BU7880, 2.50%, 12/01/2051	810,014	703,774
Pool BU7876, 2.50%, 01/01/2052	1,772,621	1,517,014
Pool BU7878, 2.50%, 01/01/2052	1,309,019	1,132,579
Pool BU9862, 2.50%, 01/01/2052	641,554	554,205
Pool BU9863, 2.50%, 01/01/2052	1,113,050	962,694
Pool CB2518, 2.50%, 01/01/2052	3,601,335	3,082,034
Pool BT2174, 2.50%, 02/01/2052	943,726	814,526
Pool BV3017, 2.50%, 02/01/2052	962,389	829,806
Pool BV3214, 2.50%, 02/01/2052	589,865	504,626
Pool BV4126, 2.50%, 02/01/2052	348,826	300,225
Pool BV4855, 2.50%, 02/01/2052	500,304	428,196
Pool CB2792, 2.50%, 02/01/2052	3,124,374	2,672,881
Pool BT8101, 2.50%, 03/01/2052	683,769	590,876
Pool BV5521, 2.50%, 03/01/2052	520,254	445,271
Pool BV5364, 2.50%, 04/01/2052	261,206	225,434
Pool BW1785, 2.50%, 04/01/2052	848,968	726,542
Pool CB3337, 2.50%, 04/01/2052	1,024,912	877,114
Pool AB6333, 3.00%, 09/01/2042	303,392	282,061
Pool AP7482, 3.00%, 09/01/2042	26,427	24,569
Pool AP9712, 3.00%, 09/01/2042	64,752	60,199
Pool AB7486, 3.00%, 12/01/2042	545,269	506,932
Pool AR5591, 3.00%, 01/01/2043	20,381	18,948
Pool AT1983, 3.00%, 04/01/2043	332,597	307,414
Pool AB9496, 3.00%, 05/01/2043	19,331	17,876
Pool AR6415, 3.00%, 05/01/2043	188,899	174,596
Pool AT0343, 3.00%, 05/01/2043	18,871	17,450
Pool AS7134, 3.00%, 05/01/2046	506,003	463,952
Pool AS7340, 3.00%, 06/01/2046	1,023,449	930,955
Pool BC1141, 3.00%, 06/01/2046	260,945	237,362
Pool AS7521, 3.00%, 07/01/2046	784,928	713,990
Pool BD0472, 3.00%, 07/01/2046	199,224	181,219
Pool AS7816, 3.00%, 08/01/2046	1,443,553	1,313,091
Pool BC2796, 3.00%, 08/01/2046	673,606	612,729
Pool AS7899, 3.00%, 09/01/2046	616,659	560,928
Pool BD6343, 3.00%, 09/01/2046	178,743	163,889
Pool AS8079, 3.00%, 10/01/2046	1,235,922	1,124,225
Pool BC4722, 3.00%, 10/01/2046	281,354	255,926
Pool AS8290, 3.00%, 11/01/2046	1,058,899	963,200
Pool AS8463, 3.00%, 12/01/2046	1,307,138	1,189,005
Pool BC9073, 3.00%, 12/01/2046	1,346,163	1,224,503
Pool BD7042, 3.00%, 03/01/2047	331,849	302,021
Pool BN6614, 3.00%, 05/01/2049	203,228	183,126
Pool BN8885, 3.00%, 05/01/2049	153,796	138,583
Pool BN6722, 3.00%, 06/01/2049	409,587	369,072
Pool BN8907, 3.00%, 06/01/2049	84,407	76,451
Pool BN8921, 3.00%, 06/01/2049	33,127	30,125
Pool BO1800, 3.00%, 06/01/2049	1,126,329	1,014,917
Pool BO1272, 3.00%, 07/01/2049	424,201	382,241
Pool BO1283, 3.00%, 07/01/2049	168,342	152,971
Pool CA3873, 3.00%, 07/01/2049	551,502	496,925
Pool BN7692, 3.00%, 08/01/2049	175,573	159,025
Pool BO1314, 3.00%, 08/01/2049	962,436	867,236

The accompanying notes are an integral part of the financial statements.

14	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BO1318, 3.00%, 08/01/2049	$837,125	$754,320
Pool BO1324, 3.00%, 08/01/2049	1,571,575	1,416,122
Pool CA3957, 3.00%, 08/01/2049	1,128,793	1,020,745
Pool BO2209, 3.00%, 09/01/2049	718,701	647,610
Pool BO2957, 3.00%, 09/01/2049	765,116	689,434
Pool BO2962, 3.00%, 09/01/2049	1,125,476	1,014,149
Pool BO3017, 3.00%, 09/01/2049	1,224,927	1,103,763
Pool BO3200, 3.00%, 09/01/2049	459,282	413,852
Pool CA4244, 3.00%, 09/01/2049	257,197	231,756
Pool BO5402, 3.00%, 10/01/2049	1,204,626	1,089,319
Pool BO5431, 3.00%, 10/01/2049	777,190	700,314
Pool BO5441, 3.00%, 10/01/2049	392,649	355,641
Pool CA4331, 3.00%, 10/01/2049	2,289,544	2,063,072
Pool BO4660, 3.00%, 11/01/2049	474,150	427,249
Pool BO5348, 3.00%, 11/01/2049	1,384,246	1,247,322
Pool BO5477, 3.00%, 11/01/2049	699,824	632,585
Pool BO5487, 3.00%, 11/01/2049	898,748	812,719
Pool CA4531, 3.00%, 11/01/2049	2,877,780	2,593,122
Pool BO5371, 3.00%, 12/01/2049	496,717	449,900
Pool BO6215, 3.00%, 12/01/2049	200,937	181,061
Pool BO8900, 3.00%, 12/01/2049	581,476	525,608
Pool BO8936, 3.00%, 01/01/2050	1,117,447	1,006,914
Pool BO8980, 3.00%, 01/01/2050	507,858	459,991
Pool CA5097, 3.00%, 01/01/2050	327,264	294,893
Pool BO9005, 3.00%, 02/01/2050	572,319	515,707
Pool BP1309, 3.00%, 02/01/2050	366,302	332,341
Pool CA5237, 3.00%, 02/01/2050	934,805	842,338
Pool BP1374, 3.00%, 03/01/2050	1,043,803	939,457
Pool BP1467, 3.00%, 03/01/2050	903,228	817,395
Pool BP5412, 3.00%, 05/01/2050	354,208	321,068
Pool BP5425, 3.00%, 05/01/2050	155,362	140,720
Pool CA5694, 3.00%, 05/01/2050	1,334,343	1,200,126
Pool BP5448, 3.00%, 06/01/2050	113,391	102,547
Pool BP5471, 3.00%, 06/01/2050	163,397	147,721
Pool BP5499, 3.00%, 06/01/2050	161,223	144,906
Pool BP8733, 3.00%, 06/01/2050	396,382	356,266
Pool CA6160, 3.00%, 06/01/2050	315,559	283,821
Pool BP8743, 3.00%, 07/01/2050	250,760	227,311
Pool BP8760, 3.00%, 07/01/2050	156,587	141,733
Pool BP8790, 3.00%, 07/01/2050	466,561	422,125
Pool BP8815, 3.00%, 07/01/2050	413,410	374,036
Pool BP9535, 3.00%, 07/01/2050	368,015	332,965
Pool BP9536, 3.00%, 07/01/2050	822,559	745,055
Pool BP9567, 3.00%, 07/01/2050	397,629	361,184
Pool BP9597, 3.00%, 08/01/2050	440,387	397,981
Pool BQ0193, 3.00%, 08/01/2050	360,566	325,737
Pool BQ0211, 3.00%, 08/01/2050	97,611	88,601
Pool BQ0229, 3.00%, 08/01/2050	440,202	398,592
Pool BQ0249, 3.00%, 08/01/2050	260,395	236,432
Pool BQ1573, 3.00%, 09/01/2050	1,343,952	1,215,138
Pool BV4127, 3.00%, 03/01/2052	750,587	674,056
Pool BV5365, 3.00%, 04/01/2052	985,667	879,072
Pool BV5366, 3.00%, 04/01/2052	898,364	807,360
Pool CB3338, 3.00%, 04/01/2052	3,406,271	3,037,900
Pool BT8102, 3.00%, 05/01/2052	732,471	653,474

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

	Principal Amount	Value
Pool BV8519, 3.00%, 05/01/2052	$1,194,138	$1,070,992
Pool BV8520, 3.00%, 05/01/2052	537,288	483,992
Pool BW1786, 3.00%, 05/01/2052	940,584	838,755
Pool AS0092, 3.50%, 07/01/2043	90,116	86,194
Pool AU1769, 3.50%, 08/01/2043	96,285	92,289
Pool AX4858, 3.50%, 12/01/2044	100,879	95,629
Pool AX7551, 3.50%, 01/01/2045	76,424	73,067
Pool AY4388, 3.50%, 02/01/2045	64,934	61,893
Pool AS4536, 3.50%, 03/01/2045	52,929	50,336
Pool AX9585, 3.50%, 03/01/2045	552,296	521,176
Pool AY5019, 3.50%, 03/01/2045	69,113	65,219
Pool AS4738, 3.50%, 04/01/2045	247,334	233,398
Pool AY1387, 3.50%, 04/01/2045	35,304	33,650
Pool AS4913, 3.50%, 05/01/2045	362,496	342,070
Pool AY3458, 3.50%, 05/01/2045	123,548	117,668
Pool AY8271, 3.50%, 05/01/2045	69,946	66,005
Pool AS5117, 3.50%, 06/01/2045	316,442	300,939
Pool AZ2274, 3.50%, 06/01/2045	101,854	97,007
Pool AZ2316, 3.50%, 06/01/2045	44,257	42,089
Pool AS5351, 3.50%, 07/01/2045	67,054	63,276
Pool AZ0805, 3.50%, 07/01/2045	286,221	270,093
Pool AZ5686, 3.50%, 07/01/2045	33,373	31,785
Pool AS5579, 3.50%, 08/01/2045	77,643	73,948
Pool AZ5696, 3.50%, 08/01/2045	19,923	19,033
Pool AS5767, 3.50%, 09/01/2045	123,579	116,616
Pool AZ2904, 3.50%, 09/01/2045	71,269	67,254
Pool AZ9193, 3.50%, 09/01/2045	99,083	94,368
Pool AS5917, 3.50%, 10/01/2045	198,630	187,438
Pool AZ4755, 3.50%, 10/01/2045	92,311	87,918
Pool AS6127, 3.50%, 11/01/2045	273,840	260,424
Pool AS6309, 3.50%, 12/01/2045	176,239	166,309
Pool BC0066, 3.50%, 12/01/2045	128,046	121,773
Pool AS6467, 3.50%, 01/01/2046	583,019	550,168
Pool AS6616, 3.50%, 02/01/2046	399,647	377,129
Pool BC0223, 3.50%, 02/01/2046	562,675	530,970
Pool BC0226, 3.50%, 02/01/2046	94,954	90,370
Pool AS6785, 3.50%, 03/01/2046	635,528	599,254
Pool AS6956, 3.50%, 04/01/2046	958,150	903,461
Pool BC0801, 3.50%, 04/01/2046	314,430	296,483
Pool AS7135, 3.50%, 05/01/2046	94,772	89,600
Pool BC6041, 3.50%, 05/01/2046	280,946	264,910
Pool BD0456, 3.50%, 06/01/2046	15,802	15,040
Pool BC9068, 3.50%, 12/01/2046	289,498	273,701
Pool AS8635, 3.50%, 01/01/2047	1,499,161	1,413,592
Pool AS8808, 3.50%, 02/01/2047	851,980	803,351
Pool AS8918, 3.50%, 03/01/2047	2,497,272	2,347,997
Pool BD7046, 3.50%, 03/01/2047	1,957,940	1,840,904
Pool BE7198, 3.50%, 03/01/2047	294,997	278,598
Pool AS9380, 3.50%, 04/01/2047	702,127	660,157
Pool BH1139, 3.50%, 04/01/2047	22,750	21,526
Pool BH1158, 3.50%, 04/01/2047	262,145	246,475
Pool AS9548, 3.50%, 05/01/2047	1,030,941	969,316
Pool BD2416, 3.50%, 05/01/2047	725,586	682,214
Pool AS9814, 3.50%, 06/01/2047	776,708	730,280
Pool BE3687, 3.50%, 06/01/2047	463,856	437,910

The accompanying notes are an integral part of the financial statements.

16	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BH5307, 3.50%, 06/01/2047	$188,885	$178,589
Pool AS9943, 3.50%, 07/01/2047	1,266,717	1,190,999
Pool BH5329, 3.50%, 07/01/2047	155,227	146,257
Pool BH2607, 3.50%, 08/01/2047	149,230	140,883
Pool CA0116, 3.50%, 08/01/2047	558,533	527,291
Pool BH2671, 3.50%, 09/01/2047	771,779	725,646
Pool BH5391, 3.50%, 09/01/2047	202,743	191,326
Pool CA0408, 3.50%, 09/01/2047	122,192	115,357
Pool BH4063, 3.50%, 10/01/2047	374,329	353,391
Pool BH9370, 3.50%, 10/01/2047	68,678	65,065
Pool CA0566, 3.50%, 10/01/2047	542,830	510,382
Pool BH5746, 3.50%, 11/01/2047	851,569	800,666
Pool CA0744, 3.50%, 11/01/2047	215,873	204,106
Pool BH7046, 3.50%, 12/01/2047	1,980,498	1,862,113
Pool BJ1663, 3.50%, 12/01/2047	637,987	602,521
Pool CA0918, 3.50%, 12/01/2047	623,457	586,876
Pool BH7097, 3.50%, 01/01/2048	1,451,013	1,364,278
Pool BJ4551, 3.50%, 01/01/2048	651,687	612,732
Pool BJ4562, 3.50%, 01/01/2048	336,542	317,211
Pool CA1074, 3.50%, 01/01/2048	1,346,667	1,269,317
Pool BH9270, 3.50%, 02/01/2048	1,063,354	999,791
Pool BJ4611, 3.50%, 02/01/2048	831,898	781,563
Pool BJ4612, 3.50%, 02/01/2048	276,418	260,852
Pool CA1243, 3.50%, 02/01/2048	2,164,697	2,035,302
Pool BJ0616, 3.50%, 03/01/2048	1,333,999	1,253,283
Pool BJ0652, 3.50%, 03/01/2048	652,427	612,951
Pool BK1959, 3.50%, 03/01/2048	590,598	554,863
Pool BK1960, 3.50%, 03/01/2048	264,896	249,945
Pool CA1415, 3.50%, 03/01/2048	1,359,850	1,277,570
Pool BN5245, 3.50%, 02/01/2049	262,954	247,152
Pool BN5344, 3.50%, 03/01/2049	301,025	282,935
Pool BN6235, 3.50%, 04/01/2049	53,918	50,654
Pool BN6245, 3.50%, 04/01/2049	23,571	22,144
Pool BN6283, 3.50%, 04/01/2049	327,039	305,771
Pool BN6567, 3.50%, 04/01/2049	562,457	525,881
Pool CA3399, 3.50%, 04/01/2049	819,379	768,788
Pool BN6299, 3.50%, 05/01/2049	608,357	568,795
Pool BN6619, 3.50%, 05/01/2049	553,932	517,910
Pool BN8886, 3.50%, 05/01/2049	1,019,745	953,430
Pool CA3556, 3.50%, 05/01/2049	566,554	532,151
Pool BN6735, 3.50%, 06/01/2049	678,738	634,599
Pool BN8911, 3.50%, 06/01/2049	379,184	356,159
Pool BN8922, 3.50%, 06/01/2049	447,577	419,943
Pool BN8930, 3.50%, 06/01/2049	708,816	664,776
Pool CA3738, 3.50%, 06/01/2049	623,602	583,049
Pool BO1273, 3.50%, 07/01/2049	609,673	571,793
Pool BO1284, 3.50%, 07/01/2049	723,927	680,131
Pool BO1315, 3.50%, 07/01/2049	190,800	179,767
Pool BO1795, 3.50%, 07/01/2049	378,946	355,432
Pool CA3874, 3.50%, 07/01/2049	186,372	174,865
Pool BO1319, 3.50%, 08/01/2049	1,126,569	1,053,307
Pool BO1358, 3.50%, 08/01/2049	857,060	801,325
Pool BO2963, 3.50%, 09/01/2049	599,540	562,883
Pool BO5478, 3.50%, 11/01/2049	830,062	779,310
Pool BO5488, 3.50%, 11/01/2049	553,856	517,839

The accompanying notes are an integral part of the financial statements.

(Unaudited)	17

	Principal Amount	Value
Pool BO5372, 3.50%, 12/01/2049	$264,866	$247,642
Pool BO8937, 3.50%, 01/01/2050	75,951	71,462
Pool BO9006, 3.50%, 02/01/2050	113,271	106,871
Pool BP1310, 3.50%, 02/01/2050	290,093	274,128
Pool BP1468, 3.50%, 03/01/2050	267,365	252,882
Pool BV5367, 3.50%, 04/01/2052	564,089	525,961
Pool BV5368, 3.50%, 04/01/2052	897,203	839,774
Pool BV8521, 3.50%, 05/01/2052	2,050,349	1,901,510
Pool BV8522, 3.50%, 05/01/2052	1,648,421	1,543,082
Pool BV9871, 3.50%, 05/01/2052	547,903	511,301
Pool CB3688, 3.50%, 05/01/2052	3,534,394	3,277,552
Pool BT8242, 3.50%, 06/01/2052	351,138	325,621
Pool BW1784, 3.50%, 06/01/2052	1,216,783	1,134,442
Pool BW6010, 3.50%, 06/01/2052	1,626,606	1,508,402
Pool CB3798, 3.50%, 06/01/2052	1,168,013	1,083,135
Pool CB3986, 3.50%, 06/01/2052	2,131,122	1,976,255
Pool AH0540, 4.00%, 12/01/2040	21,807	21,470
Pool AH2979, 4.00%, 01/01/2041	20,796	20,475
Pool AH5643, 4.00%, 01/01/2041	37,014	36,443
Pool AH5671, 4.00%, 02/01/2041	38,068	37,494
Pool AH8877, 4.00%, 04/01/2041	51,095	50,329
Pool AI9871, 4.00%, 09/01/2041	22,712	22,369
Pool AJ4024, 4.00%, 10/01/2041	56,960	56,102
Pool AU9998, 4.00%, 09/01/2043	44,815	44,015
Pool AS0716, 4.00%, 10/01/2043	154,183	151,544
Pool AU6721, 4.00%, 10/01/2043	55,320	54,312
Pool AV0191, 4.00%, 10/01/2043	33,179	32,586
Pool AV0214, 4.00%, 10/01/2043	30,405	29,908
Pool AS0929, 4.00%, 11/01/2043	133,042	130,618
Pool AU6999, 4.00%, 11/01/2043	322,613	316,505
Pool AU7007, 4.00%, 11/01/2043	62,703	61,560
Pool AS1368, 4.00%, 12/01/2043	33,611	33,023
Pool AV0670, 4.00%, 12/01/2043	74,052	72,702
Pool AS1427, 4.00%, 01/01/2044	87,072	85,550
Pool AV6342, 4.00%, 01/01/2044	64,240	63,140
Pool AS1671, 4.00%, 02/01/2044	30,242	29,643
Pool AV5020, 4.00%, 02/01/2044	119,126	116,955
Pool AS1877, 4.00%, 03/01/2044	15,098	14,807
Pool AV7087, 4.00%, 03/01/2044	112,286	109,448
Pool AW0985, 4.00%, 05/01/2044	43,523	42,640
Pool AW3597, 4.00%, 06/01/2044	82,832	81,150
Pool AW5358, 4.00%, 06/01/2044	45,640	44,759
Pool AS2826, 4.00%, 07/01/2044	62,406	60,828
Pool AW8968, 4.00%, 07/01/2044	14,897	14,618
Pool AS3009, 4.00%, 08/01/2044	92,434	90,098
Pool AS3493, 4.00%, 10/01/2044	179,931	176,191
Pool AX0902, 4.00%, 10/01/2044	23,187	22,716
Pool AX3165, 4.00%, 10/01/2044	9,711	9,519
Pool AX4856, 4.00%, 12/01/2044	44,460	43,602
Pool AX7550, 4.00%, 12/01/2044	43,620	42,801
Pool AY5025, 4.00%, 03/01/2045	133,390	130,274
Pool AY8277, 4.00%, 05/01/2045	36,932	35,986
Pool AZ5697, 4.00%, 08/01/2045	22,035	21,575
Pool AZ9195, 4.00%, 09/01/2045	25,801	25,168
Pool BE7194, 4.00%, 03/01/2047	484,835	469,370

The accompanying notes are an integral part of the financial statements.

18	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BE7216, 4.00%, 04/01/2047	$422,706	$411,955
Pool BH1143, 4.00%, 04/01/2047	170,511	165,552
Pool BD2419, 4.00%, 05/01/2047	969,494	938,571
Pool BH1167, 4.00%, 05/01/2047	94,148	91,870
Pool BE3689, 4.00%, 06/01/2047	1,823,157	1,765,005
Pool BH5309, 4.00%, 06/01/2047	861,500	837,469
Pool BE3762, 4.00%, 07/01/2047	612,261	594,456
Pool BH5334, 4.00%, 07/01/2047	5,261	5,140
Pool BH5335, 4.00%, 07/01/2047	137,000	133,686
Pool BH5361, 4.00%, 08/01/2047	396,108	385,059
Pool BH5395, 4.00%, 09/01/2047	414,053	403,521
Pool BH4060, 4.00%, 10/01/2047	658,181	637,187
Pool BH9379, 4.00%, 10/01/2047	108,205	105,720
Pool BH5748, 4.00%, 11/01/2047	764,914	740,516
Pool BJ4571, 4.00%, 01/01/2048	116,418	113,457
Pool BK1957, 4.00%, 03/01/2048	104,163	101,578
Pool BK1968, 4.00%, 03/01/2048	252,230	243,722
Pool BK1969, 4.00%, 03/01/2048	416,432	403,557
Pool BK2557, 4.00%, 03/01/2048	668,352	647,689
Pool BJ2676, 4.00%, 04/01/2048	158,307	153,798
Pool BK2008, 4.00%, 04/01/2048	437,957	426,021
Pool BJ2752, 4.00%, 05/01/2048	824,838	799,336
Pool BJ9235, 4.00%, 06/01/2048	1,171,140	1,134,931
Pool BK5289, 4.00%, 06/01/2048	459,876	447,343
Pool CA1934, 4.00%, 06/01/2048	1,200,093	1,159,610
Pool BK0898, 4.00%, 07/01/2048	175,375	169,953
Pool BK8813, 4.00%, 07/01/2048	592,801	575,917
Pool CA2094, 4.00%, 07/01/2048	1,242,814	1,200,889
Pool BK4747, 4.00%, 08/01/2048	325,702	316,425
Pool BK8829, 4.00%, 08/01/2048	232,378	226,045
Pool BH0713, 4.00%, 09/01/2048	52,872	51,495
Pool BK4815, 4.00%, 09/01/2048	593,342	573,326
Pool BK8895, 4.00%, 09/01/2048	428,730	418,090
Pool CA2315, 4.00%, 09/01/2048	328,938	318,768
Pool BK7669, 4.00%, 10/01/2048	659,118	640,344
Pool CA2532, 4.00%, 10/01/2048	984,397	951,190
Pool BK7934, 4.00%, 11/01/2048	903,949	873,456
Pool BH0723, 4.00%, 12/01/2048	147,718	143,692
Pool BN0321, 4.00%, 12/01/2048	503,973	486,972
Pool BN3958, 4.00%, 12/01/2048	277,058	269,166
Pool CA2994, 4.00%, 01/01/2049	111,195	108,028
Pool BN4338, 4.00%, 02/01/2049	144,454	140,693
Pool BN4347, 4.00%, 02/01/2049	201,650	196,155
Pool BN5288, 4.00%, 02/01/2049	908,014	877,384
Pool CA3143, 4.00%, 02/01/2049	298,815	288,971
Pool BN4373, 4.00%, 03/01/2049	623,795	601,755
Pool BN4386, 4.00%, 03/01/2049	204,396	197,174
Pool BN5350, 4.00%, 03/01/2049	277,917	268,761
Pool BN6227, 4.00%, 03/01/2049	149,954	146,262
Pool CA3270, 4.00%, 03/01/2049	196,044	189,585
Pool BN6236, 4.00%, 04/01/2049	15,694	15,321
Pool BN6247, 4.00%, 04/01/2049	59,457	57,737
Pool BN6285, 4.00%, 04/01/2049	284,633	274,577
Pool BN6563, 4.00%, 04/01/2049	84,693	81,701
Pool BN6301, 4.00%, 05/01/2049	605,913	587,110

The accompanying notes are an integral part of the financial statements.

(Unaudited)	19

	Principal Amount	Value
Pool BN8894, 4.00%, 05/01/2049	$495,749	$479,417
Pool BN8913, 4.00%, 06/01/2049	229,087	223,117
Pool BN8923, 4.00%, 06/01/2049	337,927	327,441
Pool BN8931, 4.00%, 06/01/2049	403,628	391,960
Pool BO1274, 4.00%, 07/01/2049	169,212	164,802
Pool BO1285, 4.00%, 07/01/2049	320,307	310,667
Pool BO1316, 4.00%, 07/01/2049	37,529	36,673
Pool BO1326, 4.00%, 08/01/2049	585,120	565,844
Pool BO2971, 4.00%, 09/01/2049	141,339	137,860
Pool BO5432, 4.00%, 10/01/2049	364,988	353,661
Pool BO5373, 4.00%, 12/01/2049	108,165	105,503
Pool BO8938, 4.00%, 01/01/2050	385,315	374,302
Pool BO9007, 4.00%, 02/01/2050	199,549	193,845
Pool BV8523, 4.00%, 05/01/2052	1,444,553	1,387,990
Pool BV8524, 4.00%, 05/01/2052	1,309,353	1,263,806
Pool BV9872, 4.00%, 05/01/2052	1,029,711	985,981
Pool BV9873, 4.00%, 05/01/2052	1,528,014	1,474,862
Pool BW1787, 4.00%, 05/01/2052	94,818	91,090
Pool BT8307, 4.00%, 06/01/2052	1,030,859	986,920
Pool CB3987, 4.00%, 06/01/2052	7,455,793	7,138,001
Pool BW6011, 4.00%, 07/01/2052	751,987	722,357
Pool CB4207, 4.00%, 07/01/2052	3,995,992	3,825,669
Pool BX0008, 4.00%, 09/01/2052	195,752	187,348
Pool CB6590, 4.00%, 06/01/2053	7,318,272	6,982,314
Pool CB6626, 4.00%, 07/01/2053	6,889,219	6,572,957
Pool CB6958, 4.00%, 08/01/2053	6,792,355	6,480,540
Pool CB7018, 4.00%, 09/01/2053	7,129,556	6,802,261
Pool MA5583, 4.00%, 01/01/2055	11,472,153	10,928,724
Pool AC4095, 4.50%, 09/01/2039	3,991	4,026
Pool AH6769, 4.50%, 03/01/2041	58,066	58,472
Pool AI3491, 4.50%, 06/01/2041	90,893	91,492
Pool AI5362, 4.50%, 06/01/2041	78,216	78,762
Pool AI6155, 4.50%, 07/01/2041	97,845	98,546
Pool AI8167, 4.50%, 08/01/2041	38,224	38,491
Pool BH1145, 4.50%, 04/01/2047	96,074	96,024
Pool BK2031, 4.50%, 04/01/2048	203,514	202,512
Pool BK5278, 4.50%, 05/01/2048	565,470	562,687
Pool BK5299, 4.50%, 06/01/2048	118,466	118,345
Pool BK8815, 4.50%, 07/01/2048	75,297	75,147
Pool BK8869, 4.50%, 09/01/2048	685,238	682,535
Pool BK8905, 4.50%, 09/01/2048	311,136	309,908
Pool BN0889, 4.50%, 11/01/2048	344,183	342,489
Pool BN0323, 4.50%, 12/01/2048	252,198	250,905
Pool BN4308, 4.50%, 12/01/2048	172,539	172,195
Pool CA2842, 4.50%, 12/01/2048	373,062	371,151
Pool BN5289, 4.50%, 01/01/2049	112,825	112,247
Pool BN4339, 4.50%, 02/01/2049	184,966	184,597
Pool BN4384, 4.50%, 03/01/2049	48,852	48,802
Pool BN6238, 4.50%, 04/01/2049	97,165	96,782
Pool BN6277, 4.50%, 04/01/2049	27,755	27,727
Pool BN6302, 4.50%, 05/01/2049	7,123	7,116
Pool BN8924, 4.50%, 06/01/2049	216,272	214,997
Pool BN8932, 4.50%, 06/01/2049	103,774	103,263
Pool BO1320, 4.50%, 08/01/2049	170,904	170,563
Pool BW6012, 4.50%, 07/01/2052	463,816	458,137

The accompanying notes are an integral part of the financial statements.

20	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool BW5904, 4.50%, 08/01/2052	$329,556	$323,982
Pool CB4293, 4.50%, 08/01/2052	5,662,418	5,570,237
Pool BX0009, 4.50%, 09/01/2052	472,561	464,795
Pool CB4717, 4.50%, 09/01/2052	7,190,784	7,071,496
Pool CB4824, 4.50%, 10/01/2052	6,667,954	6,557,340
Pool BX0443, 4.50%, 11/01/2052	1,543,018	1,516,300
Pool BX4663, 4.50%, 11/01/2052	728,755	716,553
Pool BX4161, 4.50%, 12/01/2052	533,827	524,441
Pool CB5950, 4.50%, 03/01/2053	4,238,082	4,164,074
Pool BX9384, 4.50%, 04/01/2053	260,212	256,152
Pool CB6135, 4.50%, 04/01/2053	14,619,096	14,363,806
Pool BY0168, 4.50%, 05/01/2053	627,218	615,475
Pool CB6364, 4.50%, 05/01/2053	7,781,503	7,645,215
Pool BY1804, 4.50%, 06/01/2053	564,006	554,894
Pool CB6591, 4.50%, 06/01/2053	9,178,493	9,016,789
Pool CB6627, 4.50%, 07/01/2053	8,299,280	8,153,066
Pool CB7019, 4.50%, 09/01/2053	2,643,158	2,596,319
Pool DC3503, 4.50%, 10/01/2054	306,254	300,439
Pool CB9710, 4.50%, 12/01/2054	2,794,795	2,742,391
Pool DC6985, 4.50%, 12/01/2054	1,032,050	1,012,516
Pool CC1377, 4.50%, 11/01/2055	5,206,909	5,148,656
Pool DF3673, 4.50%, 11/01/2055	192,899	189,177
Pool 890230, 5.00%, 07/01/2040	1,993,614	2,047,773
Pool AD8500, 5.00%, 08/01/2040	71,266	73,654
Pool AH6772, 5.00%, 03/01/2041	44,785	46,288
Pool AH8879, 5.00%, 04/01/2041	83,330	85,990
Pool AI6154, 5.00%, 07/01/2041	96,595	99,497
Pool BK5300, 5.00%, 05/01/2048	353,984	360,326
Pool BK8817, 5.00%, 07/01/2048	83,968	85,942
Pool BK8870, 5.00%, 09/01/2048	277,408	281,077
Pool BN6239, 5.00%, 04/01/2049	33,153	33,500
Pool BX0444, 5.00%, 11/01/2052	2,477,924	2,477,923
Pool CB5052, 5.00%, 11/01/2052	21,374,352	21,462,635
Pool BX4162, 5.00%, 12/01/2052	474,613	475,426
Pool BX4662, 5.00%, 12/01/2052	678,950	686,683
Pool BX4182, 5.00%, 01/01/2053	553,899	554,301
Pool BX6155, 5.00%, 02/01/2053	130,119	130,089
Pool BX9388, 5.00%, 03/01/2053	3,195,943	3,195,505
Pool CB5794, 5.00%, 03/01/2053	13,224,067	13,265,564
Pool CB5951, 5.00%, 03/01/2053	6,217,492	6,235,561
Pool BX9387, 5.00%, 04/01/2053	1,131,103	1,129,754
Pool BY0169, 5.00%, 05/01/2053	613,681	613,460
Pool BY1805, 5.00%, 06/01/2053	2,503,950	2,502,991
Pool BY8468, 5.00%, 08/01/2053	826,534	826,133
Pool BY9981, 5.00%, 09/01/2053	250,838	251,578
Pool CB7230, 5.00%, 10/01/2053	9,625,404	9,639,995
Pool CB7459, 5.00%, 11/01/2053	6,648,989	6,657,528
Pool CB7613, 5.00%, 12/01/2053	2,148,087	2,150,348
Pool DB0787, 5.00%, 04/01/2054	137,936	137,943
Pool DB2784, 5.00%, 05/01/2054	283,045	283,061
Pool DC1301, 5.00%, 09/01/2054	229,488	229,339
Pool DC3520, 5.00%, 10/01/2054	1,904,640	1,906,377
Pool DC7885, 5.00%, 10/01/2054	674,896	673,825
Pool DC9457, 5.00%, 11/01/2054	473,787	474,635
Pool DC7000, 5.00%, 12/01/2054	1,251,223	1,252,043

The accompanying notes are an integral part of the financial statements.

(Unaudited)	21

	Principal Amount	Value
Pool DD1887, 5.00%, 12/01/2054	$482,086	$482,764
Pool MA5552, 5.00%, 12/01/2054	1,440,864	1,438,577
Pool DC9745, 5.00%, 01/01/2055	776,627	777,511
Pool CB9911, 5.00%, 02/01/2055	4,432,554	4,444,940
Pool DD4264, 5.00%, 02/01/2055	155,882	156,128
Pool BV1707, 5.00%, 05/01/2055	228,661	228,765
Pool DD8474, 5.00%, 05/01/2055	479,890	481,243
Pool CC0638, 5.00%, 07/01/2055	4,999,892	5,014,035
Pool DE5982, 5.00%, 07/01/2055	832,153	831,318
Pool CC0950, 5.00%, 09/01/2055	3,211,171	3,220,254
Pool DE9416, 5.00%, 09/01/2055	549,655	549,187
Pool CC1152, 5.00%, 10/01/2055	2,513,946	2,515,095
Pool CC1379, 5.00%, 11/01/2055	5,747,973	5,794,908
Pool DF3692, 5.00%, 11/01/2055	4,216,788	4,210,438
Pool BZ0017, 5.50%, 12/01/2033	5,235,000	5,575,980
Pool 890246, 5.50%, 11/01/2038	872,631	911,266
Pool BX0445, 5.50%, 11/01/2052	2,456,488	2,494,547
Pool BX4163, 5.50%, 12/01/2052	842,373	860,436
Pool CB5228, 5.50%, 12/01/2052	14,431,950	14,690,062
Pool CB5391, 5.50%, 12/01/2052	5,632,884	5,732,280
Pool BX4176, 5.50%, 01/01/2053	537,641	546,819
Pool BX6156, 5.50%, 02/01/2053	410,146	418,844
Pool CB5607, 5.50%, 02/01/2053	2,333,737	2,375,726
Pool CB5762, 5.50%, 02/01/2053	2,453,311	2,497,452
Pool BX9385, 5.50%, 04/01/2053	598,038	608,774
Pool BY0170, 5.50%, 05/01/2053	806,657	818,892
Pool BY1806, 5.50%, 06/01/2053	441,652	448,044
Pool BY8469, 5.50%, 08/01/2053	1,590,873	1,612,522
Pool BY9982, 5.50%, 09/01/2053	1,312,751	1,338,205
Pool CB7233, 5.50%, 10/01/2053	11,825,924	12,004,629
Pool DA1488, 5.50%, 10/01/2053	673,084	682,468
Pool CB7456, 5.50%, 11/01/2053	7,732,145	7,847,805
Pool DA4978, 5.50%, 11/01/2053	211,548	214,285
Pool CB7592, 5.50%, 12/01/2053	10,968,635	11,131,029
Pool DA8573, 5.50%, 02/01/2054	552,702	560,395
Pool CB8233, 5.50%, 03/01/2054	12,385,114	12,621,396
Pool DB0789, 5.50%, 04/01/2054	1,294,520	1,314,201
Pool DB2785, 5.50%, 05/01/2054	1,804,739	1,834,312
Pool DB5325, 5.50%, 05/01/2054	772,456	789,192
Pool DB6583, 5.50%, 06/01/2054	1,311,984	1,335,284
Pool DB7487, 5.50%, 06/01/2054	465,356	473,833
Pool DB8695, 5.50%, 08/01/2054	1,527,705	1,550,769
Pool DC2233, 5.50%, 08/01/2054	731,131	744,438
Pool CB9119, 5.50%, 09/01/2054	12,544,897	12,792,559
Pool DC4910, 5.50%, 10/01/2054	755,576	767,592
Pool DC7884, 5.50%, 10/01/2054	988,822	1,001,707
Pool CB9581, 5.50%, 11/01/2054	973,039	988,194
Pool DC7017, 5.50%, 12/01/2054	1,353,729	1,375,593
Pool DC9764, 5.50%, 01/01/2055	1,911,030	1,944,433
Pool DD1888, 5.50%, 01/01/2055	572,047	582,746
Pool CB9912, 5.50%, 02/01/2055	13,291,870	13,549,220
Pool CC0071, 5.50%, 02/01/2055	1,474,098	1,500,093
Pool DD3897, 5.50%, 02/01/2055	1,518,467	1,544,264
Pool DD4282, 5.50%, 03/01/2055	1,399,519	1,421,275
Pool DD5892, 5.50%, 03/01/2055	826,549	838,871

The accompanying notes are an integral part of the financial statements.

22	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool CC0361, 5.50%, 04/01/2055	$2,433,495	$2,464,483
Pool DD6375, 5.50%, 04/01/2055	548,921	558,188
Pool BV1706, 5.50%, 05/01/2055	267,721	272,498
Pool DD8492, 5.50%, 05/01/2055	1,393,966	1,419,953
Pool CC0639, 5.50%, 06/01/2055	3,914,761	3,991,221
Pool DE1131, 5.50%, 06/01/2055	1,046,408	1,064,476
Pool DE5983, 5.50%, 07/01/2055	1,104,341	1,119,633
Pool CC0951, 5.50%, 09/01/2055	9,422,356	9,606,384
Pool DE9430, 5.50%, 09/01/2055	3,400,174	3,446,611
Pool CC1157, 5.50%, 10/01/2055	6,661,803	6,812,073
Pool DF3715, 5.50%, 11/01/2055	1,479,940	1,500,433
Pool 890247, 6.00%, 09/01/2038	836,562	886,791
Pool BX0446, 6.00%, 11/01/2052	738,760	757,714
Pool BX4164, 6.00%, 12/01/2052	1,508,887	1,546,556
Pool BX4177, 6.00%, 01/01/2053	1,236,741	1,274,490
Pool BX6157, 6.00%, 02/01/2053	315,028	323,285
Pool BX9386, 6.00%, 04/01/2053	1,364,283	1,399,017
Pool BY0171, 6.00%, 05/01/2053	1,221,073	1,255,750
Pool BY1807, 6.00%, 06/01/2053	622,370	637,129
Pool BY8470, 6.00%, 08/01/2053	672,714	691,818
Pool BY9983, 6.00%, 09/01/2053	377,836	387,739
Pool DA1489, 6.00%, 10/01/2053	606,036	620,589
Pool DA4979, 6.00%, 11/01/2053	683,116	699,494
Pool CB7612, 6.00%, 12/01/2053	12,345,323	12,652,142
Pool CB7745, 6.00%, 12/01/2053	8,478,294	8,688,372
Pool DA5136, 6.00%, 01/01/2054	654,095	669,752
Pool DA8574, 6.00%, 03/01/2054	1,377,860	1,410,227
Pool DB0792, 6.00%, 04/01/2054	887,825	910,470
Pool CB8426, 6.00%, 05/01/2054	5,959,683	6,140,385
Pool DB2786, 6.00%, 05/01/2054	2,996,623	3,068,417
Pool DB6590, 6.00%, 06/01/2054	1,262,685	1,293,094
Pool CB8947, 6.00%, 07/01/2054	4,893,200	5,041,566
Pool DB3721, 6.00%, 07/01/2054	284,464	294,165
Pool DB8901, 6.00%, 07/01/2054	851,662	876,813
Pool DB9723, 6.00%, 07/01/2054	1,963,051	2,013,508
Pool DB8714, 6.00%, 08/01/2054	1,252,647	1,287,607
Pool DC1339, 6.00%, 09/01/2054	1,653,372	1,695,453
Pool DC4922, 6.00%, 10/01/2054	422,630	434,163
Pool DC7028, 6.00%, 11/01/2054	433,741	444,592
Pool DD0841, 6.00%, 01/01/2055	1,046,146	1,074,669
Pool DD5559, 6.00%, 03/01/2055	669,257	687,433
Pool DD5893, 6.00%, 03/01/2055	461,705	475,678
Pool DD6403, 6.00%, 04/01/2055	128,766	132,166
Pool DD8509, 6.00%, 05/01/2055	1,341,724	1,381,186
Pool DE1158, 6.00%, 06/01/2055	1,448,685	1,495,903
Pool DE5987, 6.00%, 07/01/2055	1,565,372	1,604,320
Pool CC0952, 6.00%, 08/01/2055	2,138,243	2,188,893
Pool DE9440, 6.00%, 09/01/2055	3,997,398	4,096,858
Pool DF5624, 6.00%, 11/01/2055	1,197,931	1,229,070
Pool 886136, 6.50%, 07/01/2036	128,414	137,396
Pool 900106, 6.50%, 08/01/2036	42,476	45,436
Pool 947771, 6.50%, 09/01/2037	24,928	26,765
Pool BY9984, 6.50%, 09/01/2053	560,544	581,526
Pool DA1490, 6.50%, 10/01/2053	213,478	221,469
Pool DA4980, 6.50%, 11/01/2053	463,563	479,308

The accompanying notes are an integral part of the financial statements.

(Unaudited)	23

	Principal Amount	Value
Pool CB7746, 6.50%, 12/01/2053	$10,790,509	$11,156,994
Pool DA5137, 6.50%, 12/01/2053	1,320,987	1,365,445
Pool DA8575, 6.50%, 02/01/2054	1,041,924	1,079,509
Pool CB8427, 6.50%, 04/01/2054	6,125,902	6,369,641
Pool DB0794, 6.50%, 04/01/2054	793,146	823,016
Pool CB8456, 6.50%, 05/01/2054	3,606,251	3,753,197
Pool DB2791, 6.50%, 05/01/2054	2,241,528	2,324,402
Pool DB6592, 6.50%, 06/01/2054	3,493,310	3,617,079
Pool CB8816, 6.50%, 07/01/2054	5,398,347	5,613,138
Pool DC0192, 6.50%, 08/01/2054	1,715,036	1,778,030
Pool DC1357, 6.50%, 09/01/2054	1,664,080	1,728,754
Pool DD6426, 6.50%, 04/01/2055	937,322	973,092
Pool DF0270, 6.50%, 09/01/2055	430,977	447,424
Pool DA4981, 7.00%, 11/01/2053	759,984	798,458
Pool DA5138, 7.00%, 01/01/2054	334,918	353,715
Pool DA8576, 7.00%, 02/01/2054	549,736	576,150
Pool DB2792, 7.00%, 05/01/2054	294,033	309,503
Pool DB6593, 7.00%, 06/01/2054	117,833	123,601
Pool DC0200, 7.00%, 07/01/2054	796,910	835,918
Pool DA5139, 7.50%, 12/01/2053	360,490	391,858
		857,507,721
FRESB Multifamily Mortgage Pass-Through Certificates - 0.54%
Pool 2021-SB83, 0.63%, 01/25/2026 (b)	1,462,372	1,453,673
Pool 2021-SB87, 0.78%, 04/25/2041 (b)	2,268,317	2,240,056
Pool 2021-SB82, 0.86%, 12/25/2027 (b)	1,967,934	1,861,858
Pool 2021-SB87, 1.07%, 04/25/2028 (b)	935,145	880,180
Pool 2022-SB104, 2.66%, 08/25/2032 (b)	1,940,871	1,773,675
Pool 2022-SB104, 2.79%, 09/25/2042 (b)	1,898,526	1,835,431
Pool 2017-SB43, 3.00%, 10/25/2027 (b)	324,611	318,799
Pool 2025-SB121 A7F, 4.44%, 04/25/2032 (b)	1,499,425	1,513,528
Pool 2025-SB121 A10F, 4.60%, 02/25/2035 (b)	954,368	961,503
Pool 2025-SB118, 4.64%, 11/25/2031 (b)	1,423,434	1,450,133
Pool 2025-SB122, 4.68%, 05/25/2030 (b)	4,606,682	4,701,310
Pool 2025-SB122, 4.88%, 05/25/2035 (b)	1,499,861	1,534,351
Pool 2017-SB43, 5.02%, (SOFR30A+0.814%), 10/25/2037 (b)	112,335	112,626
		20,637,123
GNMA Multifamily - 11.56%
Pool 2021-36, 1.15%, 03/16/2057	602,667	452,194
Pool 2021-47, 1.15%, 03/16/2061	4,532,070	3,317,313
Pool 2021-28, 1.20%, 01/16/2062	2,506,960	1,856,718
Pool 2021-186, 1.25%, 05/16/2052	4,450,854	3,619,737
Pool 2021-51, 1.25%, 10/16/2062	865,185	640,775
Pool 2020-135, 1.30%, 01/16/2063	1,111,419	818,973
Pool 2021-134 KQ, 1.40%, 03/16/2060	325,392	244,590
Pool 2021-43, 1.40%, 03/16/2062	1,272,465	961,977
Pool 2022-3 AN, 1.50%, 09/16/2051	4,684,408	3,892,008
Pool 2021-79, 1.50%, 10/16/2057	920,534	740,406
Pool 2021-219 AJ, 1.50%, 11/16/2059	1,096,810	871,961
Pool 2021-217 AB, 1.50%, 12/16/2061	1,298,811	1,095,511
Pool 2021-68, 1.50%, 12/16/2061	1,195,180	951,444
Pool 2022-2 AC, 1.50%, 01/16/2062	528,144	417,680
Pool 2020-89 AB, 1.50%, 02/16/2062	388,688	294,676
Pool 2020-69, 1.50%, 03/16/2062	931,382	705,084
Pool 2021-164, 1.50%, 03/16/2062	2,533,664	2,012,871

The accompanying notes are an integral part of the financial statements.

24	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2020-139, 1.50%, 04/16/2062	$709,445	$540,598
Pool 2021-210, 1.50%, 05/16/2062	469,073	356,333
Pool 2020-158, 1.50%, 09/16/2062	2,381,146	1,813,908
Pool 2020-170, 1.50%, 11/16/2062	376,041	283,760
Pool 2021-183, 1.50%, 01/16/2063	1,375,330	1,049,444
Pool 2021-40, 1.50%, 02/16/2063	683,768	519,952
Pool 2021-21, 1.50%, 06/16/2063	4,492,319	3,416,666
Pool 2022-7 AC, 1.50%, 01/16/2064	1,769,820	1,354,912
Pool 2013-85 A, 1.55%, 09/16/2046	94,198	89,277
Pool 2013-7 AC, 1.60%, 03/16/2047	361,550	332,598
Pool 2021-75, 1.60%, 04/16/2062	2,016,551	1,550,989
Pool 2020-197, 1.60%, 10/16/2062	3,049,866	2,341,798
Pool 2022-21 AB, 1.60%, 12/16/2062	1,313,705	1,027,943
Pool 2020-100, 1.65%, 04/16/2062	730,596	576,640
Pool 2021-65, 1.65%, 12/16/2062	367,314	283,101
Pool 2021-220 AC, 1.65%, 11/16/2063	4,518,718	3,488,937
Pool 2012-139 AB, 1.67%, 02/16/2053	29,034	23,358
Pool 2021-90, 1.70%, 05/16/2061	1,853,168	1,430,864
Pool 2013-50 AB, 1.73%, 05/16/2045	133,738	127,289
Pool 2022-15 AP, 1.75%, 12/16/2055	1,215,078	976,002
Pool 2021-222 AP, 1.75%, 02/16/2056	5,144,939	4,131,430
Pool 2022-14 AG, 1.75%, 01/01/2058	2,073,981	1,629,117
Pool 2022-41 AD, 1.75%, 01/16/2062	1,657,425	1,368,973
Pool 2021-80, 1.75%, 06/16/2062	1,812,301	1,435,631
Pool 2022-8 AB, 1.75%, 07/16/2062	1,403,603	1,131,074
Pool 2020-128, 1.75%, 10/16/2062	1,864,499	1,437,893
Pool 2021-110 AC, 1.75%, 10/16/2062	132,484	103,217
Pool 2021-33, 1.75%, 10/16/2062	1,050,180	813,006
Pool 2022-042, 1.75%, 03/16/2063	920,795	728,296
Pool 2022-038, 1.75%, 04/16/2064	7,186,483	5,554,880
Pool 2012-144 AD, 1.77%, 01/16/2053	89,182	80,496
Pool 2012-99 AE, 1.80%, 02/16/2048	295,514	253,839
Pool 2013-12 AB, 1.83%, 11/16/2052	70,061	66,658
Pool 2013-72 AC, 1.88%, 05/16/2046	233,045	215,944
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	520,402	430,408
Pool 2012-150 AB, 1.90%, 08/16/2044	6,782	6,665
Pool 2012-120 A, 1.90%, 02/16/2053	582,960	505,767
Pool 2020-71, 1.90%, 01/16/2062	681,367	534,020
Pool 2022-115, 2.00%, 09/16/2048	9,059,919	8,134,944
Pool 2013-128 AB, 2.00%, 10/16/2051	741,993	657,409
Pool 2011-143, 2.00%, 10/16/2057	1,260,202	1,001,034
Pool 2017-7, 2.00%, 11/16/2058	59,504	47,971
Pool 2020-118 AC, 2.00%, 04/16/2062	562,414	446,155
Pool 2020-91 AQ, 2.00%, 05/16/2062	1,079,977	844,797
Pool 2020-106 AG, 2.00%, 06/16/2062	706,269	558,304
Pool 2020-111 AD, 2.00%, 09/15/2062	1,432,526	1,139,796
Pool 2020-159, 2.00%, 10/16/2062	1,382,130	1,097,237
Pool 2022-042, 2.00%, 10/16/2062	921,093	755,340
Pool 2022-71 AH, 2.00%, 05/16/2063	1,480,264	1,207,585
Pool 2022-035, 2.00%, 10/16/2063 (b)	332,337	269,511
Pool 2022-73 AK, 2.00%, 03/16/2064	1,021,200	815,595
Pool 2012-112 AD, 2.09%, 02/16/2053	59,145	50,963
Pool 2012-114 A, 2.10%, 01/16/2053 (b)	120,219	105,509
Pool 2022-74 DA, 2.10%, 12/16/2058 (b)	3,231,423	2,599,433
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	106,579	88,601

The accompanying notes are an integral part of the financial statements.

(Unaudited)	25

	Principal Amount	Value
Pool AA8478, 2.15%, 05/15/2035	$206,310	$206,310
Pool AA8479, 2.15%, 11/15/2035	439,118	439,118
Pool 2022-082, 2.15%, 12/16/2050	1,328,434	1,159,514
Pool 2022-96 DA, 2.15%, 02/16/2057	732,963	592,688
Pool 2022-72 AD, 2.15%, 04/16/2063	451,868	367,444
Pool 2013-94 AB, 2.20%, 03/16/2054	107,455	97,862
Pool 2016-152, 2.20%, 08/15/2058	1,012,329	823,943
Pool 2020-2020, 2.20%, 04/16/2061	470,987	400,712
Pool 2020-70, 2.20%, 04/16/2062	504,135	403,095
Pool AC5324, 2.23%, 09/15/2032	436,431	436,431
Pool 2016-40, 2.25%, 03/16/2050	1,943,189	1,732,137
Pool 2019-127, 2.25%, 08/16/2053	306,135	253,955
Pool 2016-175, 2.25%, 09/16/2058	1,571,196	1,277,172
Pool 2020-10, 2.25%, 05/16/2060	2,093,309	1,811,900
Pool 2020-48, 2.25%, 11/16/2061	1,531,199	1,230,367
Pool 2022-149, 2.25%, 03/16/2062	4,423,763	4,129,747
Pool 2021-112 AC, 2.25%, 10/16/2063	1,289,942	1,035,350
Pool 2022-167, 2.30%, 10/16/2050	1,343,698	1,241,603
Pool 2017-20, 2.30%, 09/16/2057	628,696	524,057
Pool 2016-125, 2.30%, 12/16/2057	311,733	253,049
Pool 2017-003, 2.30%, 09/16/2058	967,910	789,817
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	302,569	280,513
Pool 2015-125 AB, 2.35%, 04/16/2047	1,034,287	956,713
Pool 2016-87, 2.35%, 03/16/2058	261,233	216,880
Pool 2020-26 AD, 2.35%, 04/15/2061	805,241	670,597
Pool 2016-40, 2.40%, 06/16/2049	661,171	588,712
Pool 2018-16, 2.40%, 03/16/2050	2,952,602	2,695,933
Pool 2017-30, 2.40%, 03/16/2051	1,030,493	916,536
Pool 2018-26, 2.40%, 03/16/2052	1,029,902	971,764
Pool 2017-50, 2.40%, 01/16/2057	1,910,628	1,563,881
Pool 2017-16, 2.40%, 01/16/2058	549,677	460,885
Pool 2017-29, 2.40%, 01/16/2058	1,134,770	980,309
Pool 2016-113, 2.40%, 02/16/2058	452,700	370,060
Pool 2017-49, 2.40%, 05/16/2058	1,248,513	1,064,667
Pool 2017-41, 2.40%, 07/16/2058	277,675	255,062
Pool 2020-24 AB, 2.40%, 08/16/2061	824,187	689,139
Pool 2017-169, 2.45%, 03/16/2050	1,020,150	944,798
Pool 2020-23 AC, 2.45%, 02/16/2062	587,276	488,416
Pool 2023-174 AE, 2.50%, 09/16/2046 (b)	7,494,844	6,979,833
Pool 2022-165, 2.50%, 05/16/2049 (b)	8,161,691	7,577,350
Pool 2017-111, 2.50%, 06/16/2051	59,211	55,798
Pool 2015-114 AD, 2.50%, 11/15/2051	243,746	235,578
Pool 2022-162, 2.50%, 04/16/2054	2,088,788	1,843,446
Pool 2022-150, 2.50%, 07/16/2055	1,199,723	1,093,980
Pool 2017-9, 2.50%, 09/16/2056	402,110	333,287
Pool 2017-157, 2.50%, 10/16/2056	349,462	313,748
Pool 2017-28, 2.50%, 02/16/2057	1,575,735	1,300,247
Pool 2016-36 A, 2.50%, 03/16/2057	117,261	101,599
Pool 2017-72, 2.50%, 04/16/2057	378,494	312,956
Pool 2016-71, 2.50%, 10/16/2057	1,001,860	832,231
Pool 2017-46, 2.50%, 11/16/2057	1,334,889	1,102,268
Pool 2017-64, 2.50%, 11/16/2057	334,187	275,137
Pool 2017-22, 2.50%, 12/16/2057	2,206,567	1,841,036
Pool 2017-47, 2.50%, 08/16/2058	242,427	213,028
Pool 2017-81, 2.50%, 09/16/2058	220,759	186,580

The accompanying notes are an integral part of the financial statements.

26	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2017-97, 2.50%, 09/16/2058	$218,628	$183,991
Pool 2018-3, 2.50%, 10/16/2058	2,486,576	2,129,892
Pool 2017-154, 2.50%, 12/16/2058	1,692,657	1,406,363
Pool 2017-127, 2.50%, 02/16/2059	464,640	385,321
Pool 2017-143, 2.50%, 02/16/2059	796,611	657,881
Pool 2018-75, 2.50%, 04/16/2059	641,034	570,930
Pool 2017-191, 2.50%, 07/16/2059 (b)	2,125,377	1,745,210
Pool 2018-2, 2.50%, 07/16/2059	394,226	327,858
Pool 2017-169, 2.50%, 09/16/2059	71,918	59,730
Pool 2019-141, 2.50%, 08/16/2060	804,299	667,389
Pool 2020-8 AL, 2.50%, 01/16/2061	271,146	232,921
Pool 2019-107, 2.50%, 02/16/2061	499,854	411,109
Pool 2020-2 AH, 2.50%, 02/16/2061	2,196,303	1,865,613
Pool 2019-147 AE, 2.50%, 06/16/2061	581,039	477,516
Pool 2020-72, 2.50%, 02/16/2062	1,536,642	1,279,999
Pool 2020-10 AC, 2.50%, 04/16/2062	1,250,318	1,036,794
Pool 2016-64, 2.55%, 12/16/2057	719,162	599,572
Pool 2019-124, 2.55%, 09/16/2060	188,972	170,279
Pool 2018-74 AG, 2.60%, 12/16/2050	63,832	63,304
Pool 2017-106, 2.60%, 04/16/2051	60,478	56,399
Pool 2015-101 AE, 2.60%, 03/16/2052	229,314	207,806
Pool 2015-128 AJ, 2.60%, 11/16/2055	1,388,504	1,239,227
Pool 2015-160 AC, 2.60%, 01/16/2056 (b)	1,720,823	1,491,000
Pool 2018-69, 2.60%, 03/16/2056	464,600	450,022
Pool 2015-67 AE, 2.60%, 10/16/2056 (b)	402,544	343,911
Pool 2016-24, 2.60%, 12/16/2056	102,918	93,210
Pool 2016-41, 2.60%, 06/16/2057	68,508	57,233
Pool 2017-90, 2.60%, 07/16/2057	1,506,794	1,345,135
Pool 2017-62, 2.60%, 11/16/2057	712,035	627,320
Pool 2017-92, 2.60%, 06/16/2058	915,653	819,957
Pool 2018-16, 2.60%, 06/16/2058	2,116,687	1,840,724
Pool 2017-74, 2.60%, 09/16/2058	2,382,571	2,015,845
Pool 2018-28, 2.60%, 09/16/2058	3,446,287	2,979,459
Pool 2017-108, 2.60%, 10/16/2058	372,274	318,605
Pool 2017-135, 2.60%, 10/16/2058	1,834,596	1,539,787
Pool 2017-70, 2.60%, 10/16/2058	143,877	122,556
Pool 2017-102, 2.60%, 12/16/2058 (b)	928,616	765,032
Pool 2017-124, 2.60%, 12/16/2058	270,587	229,470
Pool 2017-131, 2.60%, 12/16/2058 (b)	924,296	765,062
Pool 2018-9, 2.60%, 12/16/2058	964,085	814,447
Pool 2017-105, 2.60%, 01/16/2059	251,810	216,042
Pool 2017-143, 2.60%, 01/16/2059	1,114,001	930,179
Pool 2017-94, 2.60%, 02/16/2059	148,752	126,904
Pool 2017-169, 2.60%, 04/16/2059 (b)	2,946,834	2,462,746
Pool 2017-185, 2.60%, 04/16/2059 (b)	101,235	84,756
Pool 2017-126, 2.60%, 05/16/2059	57,606	49,614
Pool 2017-152, 2.60%, 05/16/2059	150,206	131,324
Pool 2017-61, 2.60%, 05/16/2059	368,608	319,514
Pool 2018-41 AD, 2.60%, 06/16/2059	463,431	433,241
Pool 2018-35, 2.60%, 09/16/2059	2,097,919	1,824,196
Pool 2019-88, 2.60%, 12/16/2059	491,157	433,095
Pool 2017-190, 2.60%, 03/16/2060	570,830	479,969
Pool 2019-147, 2.60%, 09/16/2060	133,705	114,329
Pool 2019-130, 2.60%, 11/16/2061	285,831	248,825
Pool 2017-7, 2.61%, 12/16/2058 (b)	2,522,930	1,821,125

The accompanying notes are an integral part of the financial statements.

(Unaudited)	27

	Principal Amount	Value
Pool 591746, 2.63%, 06/15/2048	$659,169	$659,169
Pool 2014-88 AH, 2.64%, 06/16/2054 (b)	48,968	46,056
Pool 2015-86 AC, 2.65%, 03/16/2050	239,246	229,523
Pool 2015-171 EA, 2.65%, 12/16/2052	33,292	28,801
Pool 2016-178, 2.65%, 08/16/2058	2,223,764	1,900,285
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	162,923	147,398
Pool 2018-60, 2.70%, 12/16/2058	619,933	563,452
Pool 2017-159, 2.70%, 01/16/2059	428,920	361,635
Pool 2018-25, 2.70%, 04/16/2059	4,316,796	3,787,144
Pool 2018-43, 2.70%, 10/16/2059	605,079	519,306
Pool 2022-102, 2.70%, 06/16/2064 (b)	2,938,520	2,472,708
Pool AC3668, 2.73%, 04/15/2043	1,542,731	1,542,731
Pool 2018-62, 2.75%, 05/16/2051	486,941	456,171
Pool 2016-39, 2.75%, 01/16/2056	1,149,109	972,481
Pool 2015-81 AE, 2.75%, 10/16/2056 (b)	163,960	154,468
Pool 2017-54, 2.75%, 09/16/2057	134,126	118,614
Pool 2019-81 AC, 2.75%, 08/16/2060	45,270	39,282
Pool 2019-146, 2.75%, 07/16/2061 (b)	782,054	682,151
Pool 2022-163, 2.75%, 07/16/2062	514,876	472,964
Pool 2015-6 AH, 2.80%, 02/16/2051 (b)	403,379	371,058
Pool 2014-186 AH, 2.80%, 08/16/2054	81,949	75,782
Pool 2015-140 AC, 2.80%, 11/16/2056	420,075	382,235
Pool 2018-56, 2.80%, 04/16/2058	1,766,214	1,616,113
Pool BX1556, 2.80%, 06/15/2062	8,959,513	7,442,969
Pool 2014-124 AH, 2.81%, 09/16/2049 (b)	28,588	26,216
Pool 2018-82, 2.85%, 12/16/2051	831,365	754,046
Pool 2014-157 AB, 2.85%, 08/16/2054 (b)	4,586	4,553
Pool 2014-187 AF, 2.85%, 12/16/2055 (b)	483,181	444,635
Pool 2015-48 AE, 2.90%, 02/16/2050 (b)	35,455	34,162
Pool AV9479, 2.90%, 10/15/2051	7,258,554	7,258,554
Pool 2013-154, 2.90%, 09/16/2053 (b)	529,116	488,894
Pool 2015-73 AG, 2.90%, 11/16/2055 (b)	253,768	237,957
Pool 2015-7 AD, 2.90%, 01/16/2056 (b)	81,750	78,698
Pool 2018-110, 2.90%, 09/16/2059	130,557	118,265
Pool 2019-94 AG, 2.95%, 07/16/2060	292,360	278,815
Pool 2016-40, 2.96%, 05/16/2050 (b)	727,515	633,040
Pool 2015-22 B, 3.00%, 01/16/2049 (b)	1,975,000	1,729,057
Pool 2018-73, 3.00%, 04/16/2049	108,369	104,561
Pool 2018-96, 3.00%, 09/16/2049	451,846	431,626
Pool 2018-62, 3.00%, 05/16/2050	73,684	70,965
Pool 2018-98, 3.00%, 10/16/2050	65,567	63,938
Pool 2019-53, 3.00%, 06/16/2051	14,169	14,078
Pool 2015-101 MB, 3.00%, 03/16/2052 (b)	2,500,000	2,162,847
Pool 2022-187, 3.00%, 03/16/2054	423,683	399,795
Pool 2015-47 B, 3.00%, 10/16/2055 (b)	400,000	372,298
Pool 2022-158, 3.00%, 06/16/2056 (b)	1,416,919	1,315,549
Pool 2015-19 B, 3.00%, 07/16/2056 (b)	499,406	457,172
Pool 2018-88, 3.00%, 02/16/2058	826,428	739,243
Pool 2018-43, 3.00%, 12/16/2058	101,630	97,357
Pool 2019-63, 3.00%, 02/16/2060	163,045	156,139
Pool 2019-47, 3.00%, 05/16/2060	119,781	107,661
Pool 2019-66, 3.00%, 05/16/2060	1,321	1,306
Pool 2019-75 AC, 3.00%, 05/16/2060	359,627	345,946
Pool 2023-26, 3.00%, 05/16/2064 (b)	2,178,813	1,954,646
Pool 2022-144, 3.00%, 10/16/2064 (b)	700,431	604,204

The accompanying notes are an integral part of the financial statements.

28	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 2014-164 BA, 3.05%, 09/16/2052	$37,338	$37,032
Pool AS2544, 3.10%, 04/15/2042	637,179	622,919
Pool 2018-85, 3.10%, 07/16/2057 (b)	658,917	616,964
Pool 2019-64, 3.10%, 01/16/2060	368,139	348,249
Pool 2019-105 A, 3.10%, 05/16/2061	9,394	8,788
Pool 2014-164 AN, 3.11%, 03/16/2055 (b)	473,133	424,594
Pool 2022-220, 3.15%, 04/16/2053	1,407,821	1,331,966
Pool 2022-184, 3.15%, 01/16/2054	3,458,176	3,281,660
Pool 2023-30, 3.15%, 07/16/2057	1,541,749	1,467,768
Pool 2018-136 AE, 3.15%, 09/16/2058	806,432	771,406
Pool 2019-32, 3.15%, 12/16/2059	371,953	365,390
Pool 2019-80 AB, 3.15%, 11/16/2060	32,233	28,668
Pool 2015-128 MG, 3.20%, 11/16/2055 (b)	1,000,000	827,891
Pool AK7840, 3.25%, 03/15/2050	815,326	815,326
Pool 2022-202 AB, 3.25%, 07/16/2053 (b)	4,719,050	4,391,688
Pool 2022-199, 3.25%, 02/16/2054	609,940	581,812
Pool 2023-73, 3.25%, 09/16/2055 (b)	6,795,114	6,468,873
Pool 2023-33, 3.25%, 06/16/2056 (b)	2,842,844	2,547,933
Pool 2023-2, 3.25%, 07/16/2056 (b)	2,762,699	2,605,673
Pool 2019-26, 3.25%, 01/16/2060	48,416	47,989
Pool 2019-37, 3.25%, 02/16/2060	860,266	829,655
Pool 2018-165 AB, 3.25%, 09/16/2060	1,360,910	1,219,961
Pool 2023-50, 3.25%, 09/16/2063 (b)	1,905,297	1,718,480
Pool 2023-34, 3.25%, 01/16/2064 (b)	2,881,612	2,606,555
Pool 2023-95 AD, 3.25%, 04/16/2064 (b)	2,251,169	2,048,673
Pool 2023-78, 3.25%, 06/16/2064 (b)	2,920,458	2,652,893
Pool 2014-155 DC, 3.34%, 06/16/2047 (b)	335,230	328,652
Pool 2014-61 A, 3.35%, 02/16/2054 (b)	505,095	484,328
Pool 2023-31, 3.35%, 01/16/2056	1,680,778	1,544,860
Pool AT8470, 3.40%, 10/15/2051	1,639,772	1,599,818
Pool AN9543, 3.45%, 11/15/2050	1,467,314	1,460,051
Pool 2014-75 BC, 3.50%, 08/16/2054 (b)	399,793	374,724
Pool 2023-124 GK, 3.50%, 03/16/2055 (b)	5,619,556	5,379,728
Pool 2023-92 AC, 3.50%, 10/16/2062 (b)	3,674,748	3,469,467
Pool 2023-36, 3.50%, 03/16/2063 (b)	1,286,007	1,199,874
Pool 2023-139 AG, 3.50%, 06/16/2064 (b)	4,886,700	4,484,220
Pool AD8950, 3.51%, 09/15/2048	1,788,405	1,788,405
Pool AM0526, 3.51%, 05/15/2050	951,742	951,742
Pool AH5339, 3.55%, 12/15/2050	1,125,149	1,117,194
Pool AC6851, 3.62%, 08/15/2048	791,297	791,298
Pool AC6853, 3.62%, 08/15/2048	791,298	791,298
Pool 661707, 3.75%, 12/15/2054	783,656	783,656
Pool 2023-159 AE, 3.75%, 08/16/2055 (b)	297,125	292,554
Pool 2023-8, 3.75%, 10/16/2063	2,676,094	2,575,710
Pool 2023-119 AE, 3.75%, 03/16/2064 (b)	6,583,050	6,146,577
Pool AG7484, 3.83%, 03/15/2049	403,754	403,754
Pool AO6152, 3.94%, 01/15/2045	1,647,522	1,640,798
Pool 2023-126 A, 4.00%, 06/16/2050	1,954,746	1,931,976
Pool 2023-125, 4.00%, 05/16/2053	462,099	451,684
Pool AH7386, 4.00%, 11/15/2053	1,727,756	1,727,756
Pool 2023-126 AB, 4.00%, 06/16/2054	3,029,006	2,965,374
Pool 2023-91 AC, 4.00%, 02/16/2055	5,605,676	5,492,194
Pool 2023-44, 4.00%, 08/16/2056	5,146,502	4,881,503
Pool 2023-142 A, 4.00%, 08/16/2063 (b)	1,078,553	1,059,830
Pool 2023-197, 4.00%, 01/16/2064 (b)	2,548,192	2,458,499

The accompanying notes are an integral part of the financial statements.

(Unaudited)	29

	Principal Amount	Value
Pool 2024-2, 4.00%, 07/16/2064 (b)	$4,723,895	$4,527,924
Pool 2025-181, 4.00%, 07/16/2065 (b)	809,285	768,417
Pool 768250, 4.01%, 08/15/2052	2,155,892	2,155,892
Pool 2024-135, 4.25%, 01/16/2050	690,297	686,455
Pool 2024-50 AB, 4.25%, 10/16/2055	3,907,433	3,849,573
Pool 2023-144 AB, 4.25%, 12/16/2057	2,322,677	2,282,653
Pool 2023-104 AC, 4.25%, 10/16/2062	9,414,447	9,263,863
Pool 2025-3, 4.50%, 11/16/2044	1,463,138	1,461,923
Pool 2025-54 A, 4.50%, 02/16/2045	1,471,405	1,470,862
Pool 2025-3, 4.50%, 12/16/2049	3,000,000	2,980,825
Pool 2025-18, 4.50%, 10/16/2052	1,478,281	1,471,385
Pool 2025-176, 4.50%, 12/16/2052	1,310,286	1,303,544
Pool 2024-119, 4.50%, 12/16/2053	1,817,240	1,804,538
Pool 2024-93 A, 4.50%, 04/16/2054 (b)	3,420,406	3,401,627
Pool 2024-36, 4.50%, 07/01/2054 (b)	1,043,761	1,036,117
Pool 2025-49, 4.50%, 09/16/2054	939,256	932,083
Pool 2025-165, 4.50%, 11/16/2054	638,552	633,946
Pool 2024-18, 4.50%, 05/16/2055	5,353,106	5,314,571
Pool 2025-76 AC, 4.50%, 10/16/2055	3,160,508	3,136,580
Pool 2024-52 A, 4.50%, 03/16/2056 (b)	2,132,529	2,122,378
Pool 2024-86 AE, 4.50%, 03/16/2056	1,964,691	1,942,360
Pool 2024-193, 4.50%, 04/16/2056	1,487,770	1,470,791
Pool 2025-201, 4.50%, 01/16/2057 (b)	305,000	302,503
Pool 2025-58 A, 4.50%, 05/16/2057	991,816	979,837
Pool 2024-98 JA, 4.50%, 08/16/2057 (b)	1,957,485	1,927,413
Pool 2024-158, 4.50%, 09/16/2057	1,930,456	1,892,640
Pool 2024-102 AB, 4.50%, 11/16/2063	869,569	864,567
Pool 2024-88 AB, 4.50%, 02/16/2064 (b)	1,868,651	1,860,837
Pool 2024-17, 4.50%, 05/16/2064	527,807	522,933
Pool 2024-12, 4.50%, 08/16/2064	4,383,886	4,345,570
Pool 2024-153, 4.50%, 03/16/2065	9,075,075	9,035,513
Pool 2024-156, 4.50%, 09/16/2065	1,477,476	1,439,595
Pool AH1338, 4.61%, 06/15/2055	444,846	444,846
Pool 2025-143, 4.75%, 11/16/2050	497,769	498,375
Pool 2024-70 BA, 4.75%, 07/16/2054	2,869,033	2,861,081
Pool 2025-130, 4.75%, 08/16/2056	1,095,535	1,094,429
Pool 2025-94 AL, 4.75%, 03/16/2057	3,977,532	3,973,613
Pool 2025-17, 4.75%, 05/16/2058 (b)	1,981,823	1,977,225
Pool 2024-87 AB, 4.75%, 03/01/2065	3,150,911	3,148,006
Pool 2025-11, 4.75%, 03/16/2065 (b)	715,359	715,437
Pool 2025-145, 4.75%, 02/16/2066	4,281,981	4,272,041
Pool 2023-177 V, 5.00%, 08/16/2040	1,374,776	1,379,385
Pool 2023-177 A, 5.00%, 09/16/2051	1,741,058	1,751,247
Pool 2025-129, 5.00%, 09/16/2054	995,646	1,001,598
Pool 2025-49 AD, 5.00%, 09/16/2054	1,784,586	1,795,128
Pool 2024-123 A, 5.00%, 03/16/2055	2,351,448	2,365,173
Pool 2025-75 AC, 5.00%, 07/16/2056 (b)	1,475,585	1,484,620
Pool 2025-128, 5.00%, 10/16/2056	2,908,756	2,926,031
Pool 2025-144, 5.00%, 01/16/2059	2,743,459	2,760,486
Pool 2025-123, 5.00%, 03/01/2064	996,983	1,003,187
Pool 2025-16, 5.00%, 06/01/2065	548,641	552,003
Pool 2025-15, 5.00%, 08/16/2065	1,153,870	1,158,297
Pool 2025-31, 5.00%, 04/16/2066	737,735	742,280
Pool 699710, 5.43%, 07/15/2044	304,336	304,336

The accompanying notes are an integral part of the financial statements.

30	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 637911, 6.00%, 07/15/2035	$247,311	$247,311
Pool 636413, 6.25%, 04/15/2036	448,593	448,593
		444,584,253
GNMA Single Family - 0.32%
Pool G2 BV1487, 2.50%, 08/20/2050	143,047	124,129
Pool G2 CE6248, 2.50%, 08/20/2051	174,744	150,697
Pool AD1699, 3.00%, 02/15/2043	42,792	39,705
Pool G2 AV5053, 3.00%, 10/20/2046	269,886	246,793
Pool G2 AX5461, 3.00%, 12/20/2046	523,013	478,229
Pool G2 AX5544, 3.00%, 01/20/2047	103,723	94,375
Pool G2 BV1491, 3.00%, 08/20/2050	364,539	328,333
Pool 779354, 3.50%, 06/15/2042	2,152	2,038
Pool G2 AX5545, 3.50%, 01/20/2047	262,106	246,052
Pool G2 BC5351, 3.50%, 09/20/2047	229,833	215,775
Pool G2 BD9036, 3.50%, 11/20/2047	436,989	410,248
Pool 737576, 4.00%, 11/15/2040	10,068	9,853
Pool 737712, 4.00%, 12/15/2040	82,213	80,460
Pool G2 757173, 4.00%, 12/20/2040	65,927	64,542
Pool 737837, 4.00%, 01/15/2041	167,303	163,730
Pool 759104, 4.00%, 01/15/2041	69,263	67,792
Pool G2 759436, 4.00%, 01/20/2041	32,839	32,149
Pool G2 759466, 4.00%, 01/20/2041	128,708	126,005
Pool 759191, 4.00%, 02/15/2041	207,220	202,801
Pool G2 759301, 4.00%, 02/20/2041	126,183	123,522
Pool G2 763042, 4.00%, 04/20/2041	45,012	44,069
Pool 738629, 4.00%, 08/15/2041	223,060	218,280
Pool 738630, 4.00%, 08/15/2041	216,541	211,907
Pool 770515, 4.00%, 08/15/2041	334,040	326,893
Pool 738735, 4.00%, 09/15/2041	59,459	58,187
Pool 738954, 4.00%, 11/15/2041	42,547	41,635
Pool 778766, 4.00%, 01/15/2042	184,788	180,850
Pool 778847, 4.00%, 02/15/2042	35,130	34,381
Pool AF3781, 4.00%, 09/15/2043	261,164	254,292
Pool AG8734, 4.00%, 12/15/2043	82,099	79,950
Pool G2 BH0074, 4.00%, 06/20/2048	673,128	649,877
Pool G2 BI3170, 4.00%, 07/20/2048	84,758	81,905
Pool 717198, 4.50%, 06/15/2039	131,857	132,705
Pool 714594, 4.50%, 07/15/2039	25,736	25,883
Pool 720208, 4.50%, 07/15/2039	93,335	93,900
Pool 726402, 4.50%, 10/15/2039	11,632	11,683
Pool 728954, 4.50%, 12/15/2039	94,353	94,778
Pool 729017, 4.50%, 01/15/2040	171,237	172,504
Pool 737051, 4.50%, 03/15/2040	54,535	54,906
Pool 737222, 4.50%, 05/15/2040	98,737	99,419
Pool 698160, 4.50%, 07/15/2040	50,821	51,166
Pool 748456, 4.50%, 08/15/2040	98,604	99,285
Pool 738152, 4.50%, 04/15/2041	269,784	271,609
Pool 738267, 4.50%, 05/15/2041	103,231	103,933
Pool 763543, 4.50%, 05/15/2041	68,305	68,772
Pool 738397, 4.50%, 06/15/2041	213,004	214,452
Pool 770396, 4.50%, 06/15/2041	45,188	45,497
Pool G2 783417, 4.50%, 08/20/2041	1,393,225	1,402,661
Pool G2 BH0075, 4.50%, 06/20/2048	170,886	169,951
Pool 411105, 5.00%, 01/15/2039	21,460	21,829

The accompanying notes are an integral part of the financial statements.

(Unaudited)	31

	Principal Amount	Value
Pool 439079, 5.00%, 02/15/2039	$62,671	$64,093
Pool 646728, 5.00%, 03/15/2039	63,777	64,791
Pool 646750, 5.00%, 04/15/2039	47,047	47,806
Pool 646777, 5.00%, 05/15/2039	30,235	30,560
Pool 720288, 5.00%, 08/15/2039	76,595	77,857
Pool 722944, 5.00%, 08/15/2039	47,795	48,501
Pool 723006, 5.00%, 10/15/2039	112,440	114,744
Pool 726403, 5.00%, 10/15/2039	20,652	20,988
Pool 658393, 5.00%, 06/15/2040	157,079	161,214
Pool G2 783418, 5.00%, 06/20/2040	909,669	933,604
Pool 684677, 5.50%, 03/15/2038	63,684	65,495
Pool G2 688636, 5.50%, 05/20/2038	55,584	58,166
Pool 690974, 5.50%, 06/15/2038	33,724	34,426
Pool G2 409120, 5.50%, 07/20/2038	44,275	46,332
Pool G2 700671, 5.50%, 10/20/2038	57,915	60,605
Pool 411116, 5.50%, 01/15/2039	114,676	118,830
Pool G2 684988, 6.00%, 03/20/2038	65,904	69,714
Pool 688626, 6.00%, 05/15/2038	88,234	91,878
Pool G2 693900, 6.00%, 07/20/2038	107,713	113,940
Pool 696513, 6.00%, 08/15/2038	28,540	29,452
Pool G2 696843, 6.00%, 08/20/2038	46,617	49,313
Pool 699255, 6.00%, 09/15/2038	111,792	116,821
Pool 705999, 6.00%, 01/15/2039	74,567	77,743
Pool G2 DD4719, 6.00%, 08/20/2054	912,710	931,132
Pool G2 DD4718, 6.50%, 08/20/2054	504,160	520,153
Pool G2 530199, 7.00%, 03/20/2031	26,393	27,879
		12,500,424
HUD - 0.01%
Pool 0620, 5.77%, 08/01/2026	297,000	297,746

Small Business Administration - 0.29%
Pool American, 1.25%, 04/11/2038 (b)	495,332	499,134
Pool Cleburne, 1.25%, 07/15/2038 (b)	377,560	381,370
Pool Chicago Taxi Parts, 1.48%, 04/29/2034 (b)	180,237	185,667
Pool Premie, 2.96%, 08/29/2038 (b)	539,555	575,983
Pool 507253, 4.50%, (PRIME-2.750%), 05/25/2030 (b)	8,342	8,281
Pool 508206, 4.60%, (PRIME-2.650%), 09/25/2032 (b)	9,550	9,494
Pool 508506, 4.63%, (PRIME-2.625%), 06/25/2033 (b)	16,984	16,894
Pool 530311, 4.70%, (PRIME-2.550%), 04/25/2033 (b)	1,471,364	1,468,347
Pool 509348, 5.00%, (PRIME-2.000%), 02/25/2038 (b)	241,512	242,676
Pool 509573, 5.00%, (PRIME-2.000%), 09/25/2039 (b)	735,691	739,817
Pool 509391, 5.25%, (PRIME-2.000%), 06/25/2038 (b)	187,292	188,221
Pool 509417, 5.25%, (PRIME-2.000%), 10/25/2038 (b)	247,112	248,345
Pool 509460, 5.25%, (PRIME-2.000%), 01/25/2039 (b)	237,042	238,260
Pool 509541, 5.25%, (PRIME-2.000%), 08/25/2039 (b)	52,304	52,601
Pool 509575, 5.25%, (PRIME-2.000%), 10/25/2039 (b)	795,223	799,866
Pool 509661, 5.25%, (PRIME-2.000%), 03/25/2040 (b)	257,070	258,605
Pool 509688, 5.25%, (PRIME-2.000%), 08/25/2040 (b)	259,311	260,882
Pool 509735, 5.25%, (PRIME-2.000%), 09/25/2040 (b)	524,348	527,483
Pool 509760, 5.25%, (PRIME-2.000%), 11/25/2040 (b)	816,525	821,392
Pool 509977, 5.65%, (PRIME-1.600%), 03/25/2042 (b)	46,836	47,555
Pool 510004, 6.00%, (PRIME-1.250%), 05/25/2042 (b)	83,282	85,119
Pool 509793, 6.11%, (PRIME-1.144%), 01/25/2041 (b)	605,815	624,844
Pool 510051, 6.50%, (PRIME-0.750%), 07/25/2042 (b)	93,321	96,693
Pool 509010, 6.58%, (PRIME-0.675%), 01/25/2036 (b)	20,576	21,078

The accompanying notes are an integral part of the financial statements.

32	The CCM Community Impact Bond Fund

	Principal Amount	Value
Pool 522124, 6.97%, (PRIME-0.180%), 02/25/2040 (b)	$140,988	$145,872
Pool 510047, 7.08%, (PRIME-0.171%), 09/25/2042 (b)	300,406	317,042
Pool 509900, 7.15%, (PRIME-0.098%), 03/25/2042 (b)	792,423	824,505
Pool 522305, 7.37%, (PRIME+0.182%), 11/25/2028 (b)	51,950	52,462
Pool 509967, 7.65%, (PRIME+0.402%), 03/25/2032 (b)	73,040	75,500
Pool 522194, 7.69%, (PRIME+0.624%), 09/25/2040 (b)	35,393	37,027
Pool 521967, 7.77%, (PRIME+0.515%), 06/25/2038 (b)	308,419	323,658
Pool 521884, 7.85%, (PRIME+0.772%), 08/25/2037 (b)	72,734	76,690
Pool 522053, 7.86%, (PRIME+0.577%), 05/25/2026 (b)	199	199
Pool 522317, 7.88%, (PRIME+0.963%), 03/25/2029 (b)	39,337	39,947
Pool 521970, 7.89%, (PRIME+0.913%), 07/25/2038 (b)	41,446	43,803
Pool 522440, 7.98%, (PRIME+0.575%), 07/25/2029 (b)	65,548	66,724
Pool 521919, 7.98%, (PRIME+0.807%), 12/25/2037 (b)	17,215	18,228
Pool 521984, 8.01%, (PRIME+0.578%), 10/25/2038 (b)	54,625	57,492
Pool 522328, 8.04%, (PRIME+0.917%), 05/25/2029 (b)	3,904	3,978
Pool 521860, 8.06%, (PRIME+0.913%), 03/25/2037 (b)	96,270	101,288
Pool 510056, 8.08%, (PRIME+0.829%), 08/25/2042 (b)	62,000	66,210
Pool 522423, 8.11%, (PRIME+0.785%), 12/25/2028 (b)	73,547	74,921
Pool 522029, 8.13%, (PRIME+0.947%), 02/25/2039 (b)	10,836	11,527
Pool 522371, 8.15%, (PRIME+0.789%), 10/25/2029 (b)	18,592	19,064
Pool 522268, 8.17%, (PRIME+0.916%), 01/25/2029 (b)	105,016	106,992
Pool 522156, 8.23%, (PRIME+0.983%), 05/25/2040 (b)	95,162	100,811
Pool 522387, 8.29%, (PRIME+0.967%), 01/25/2030 (b)	44,300	45,635
Pool 522150, 8.33%, (PRIME+1.205%), 02/25/2026 (b)	31	31
Pool 522158, 8.36%, (PRIME+0.879%), 01/25/2027 (b)	1,928	1,931
Pool 522282, 8.39%, (PRIME+1.136%), 09/25/2028 (b)	16,125	16,282
Pool 522327, 8.50%, (PRIME+1.192%), 05/25/2029 (b)	91,070	93,099
		11,119,525
Small Business Administration Participation Certificates - 0.67%
Pool 2020-10D, 0.81%, 07/01/2030	1,150,448	1,076,836
Pool 2022-20B, 2.22%, 02/01/2042	8,117,659	7,202,070
Pool 2015-20C, 2.72%, 03/01/2035	20,488	19,509
Pool 2012-20A, 2.76%, 01/01/2032	6,916	6,704
Pool 2016-20L, 2.81%, 12/01/2036	168,926	160,324
Pool 2017-20F, 2.81%, 06/01/2037	3,757,146	3,541,489
Pool 2017-20C, 3.04%, 03/01/2037	2,488,754	2,372,641
Pool 2014-20D, 3.11%, 04/01/2034	821,588	793,834
Pool 2010-20K, 3.25%, 11/01/2030	3,061	3,006
Pool 2018-20E, 3.50%, 05/01/2038	6,446,677	6,163,594
Pool 2013-20I, 3.62%, 09/01/2033	161,680	158,669
Pool 2009-20J, 3.92%, 10/01/2029	830,673	828,909
Pool 2010-20E, 4.11%, 05/01/2030	30,153	30,180
Pool 2011-20B, 4.22%, 02/01/2031	152,095	152,519
Pool 2009-20D, 4.31%, 04/01/2029	134,492	134,958
Pool 2023-10F, 5.47%, 11/01/2033	2,852,864	2,959,560
Pool 2008-20C, 5.49%, 03/01/2028	1,125	1,142
Pool 2008-20E, 5.49%, 05/01/2028	3,083	3,133
		25,609,077
Small Business Investment Company Certificates - 0.28%
Pool 2016-10B, 2.05%, 09/10/2026	1,084,489	1,068,478
Pool 2022-10A, 2.94%, 03/10/2032	3,444,628	3,282,619

The accompanying notes are an integral part of the financial statements.

(Unaudited)	33

	Principal Amount	Value
Pool 2022-10B, 4.26%, 09/10/2032	$2,084,902	$2,095,369
Pool 2023-10A, 5.17%, 03/10/2033	4,274,692	4,383,755
		10,830,221
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,404,421,777)		2,274,334,194

CORPORATE BONDS - 13.70%
Communication Services - 2.21%
Comcast Corp.
4.65%, 02/15/2033	82,237,000	82,633,879
Verizon Communications
5.05%, 05/09/2033	2,274,000	2,345,288
		84,979,167
Consumer Discretionary - 2.66%
Bridge Housing Corp.
3.25%, 07/15/2030	5,000,000	4,705,736
5.32%, 07/15/2035	3,985,000	4,032,733
J Paul Getty Trust
4.91%, 04/01/2035	1,410,000	1,453,693
National Community Renaissance of California
3.27%, 12/01/2032	7,840,000	6,944,516
Preservation of Affordable Housing
4.48%, 12/01/2032	5,100,000	4,886,002
Toyota Motor Corp.
4.45%, 06/30/2030	51,255,000	52,020,000
5.05%, 06/30/2035	21,959,000	22,708,892
5.12%, 07/13/2028	5,690,000	5,866,881
		102,618,453
Consumer Staples - 0.36%
Walmart
1.80%, 09/22/2031	15,336,000	13,709,471

Financials - 4.54%
American Express
4.05%, 05/03/2029	44,114,000	44,391,758
Andrew W Mellon Foundation
0.95%, 08/01/2027	20,238,000	19,356,427
Bank of America Corp.
6.20%, SOFRRATE + 1.990%, 11/10/2028 (b)	48,046,000	49,953,192
Capital Impact Partners
5.70%, 07/15/2026	1,000,000	1,001,045
Century Housing Corp.
5.05%, 06/15/2028	3,929,000	3,955,810
M&T Bank Corp.
4.83%, SOFRRATE + 0.930%, 01/16/2029 (b)	17,798,000	18,044,309
Massachusetts State Higher Education Assistance Corp.
2.67%, 07/01/2031	6,000,000	5,288,693
Metropolitan Life Global Funding I
4.40%, 06/30/2027 (c)	14,695,000	14,787,800
Toronto-Dominion Bank
5.26%, 12/11/2026	4,539,000	4,598,288

The accompanying notes are an integral part of the financial statements.

34	The CCM Community Impact Bond Fund

	Principal Amount	Value
USAA Capital Corp.
2.13%, 05/01/2030 (c)	$14,399,000	$13,326,547
		174,703,869
Information Technology - 0.57%
salesforce.com
1.50%, 07/15/2028	23,297,000	22,022,626

Real Estate - 3.36%
ERP Operating
4.15%, 12/01/2028	1,000,000	1,004,989
Prologis
1.25%, 10/15/2030	53,216,000	46,648,225
4.63%, 01/15/2033	80,259,000	81,304,126
		128,957,340

TOTAL CORPORATE BONDS (Cost $526,127,536)		526,990,926

MUNICIPAL BONDS - 12.92%
California - 0.72%
Alameda County, Ser A, GO
Callable 02/01/2028 @ 100
3.753%, 08/01/2032	1,425,000	1,400,069
Alameda County, Ser B, GO
3.649%, 08/01/2030	325,000	321,406
3.460%, 08/01/2027	685,000	681,478
3.410%, 08/01/2026	1,250,000	1,246,177
California State Health Facilities Financing Authority, Ser A, RB
3.478%, 06/01/2029	2,500,000	2,470,047
3.378%, 06/01/2028	1,915,000	1,900,197
2.534%, 06/01/2028	1,050,000	1,020,909
1.829%, 06/01/2029	5,975,000	5,595,313
1.168%, 06/01/2026	1,660,000	1,638,613
California State Health Facilities Financing Authority, Ser A, RB
Callable 06/01/2029 @ 100
2.704%, 06/01/2030	2,460,000	2,340,601
Emeryville California, Ser 2018, GO
6.000%, 08/01/2028	310,000	328,249
Los Angeles City, Ser A, GO
Callable 09/01/2028 @ 100
3.690%, 09/01/2029	555,000	551,971
Los Angeles County Redevelopment Refunding Authority, Ser B, TA
Callable 09/01/2026 @ 100
3.750%, 09/01/2031	605,000	598,479
3.500%, 09/01/2027	250,000	248,025
San Diego Unified School District, Ser ZR-1, GO
1.599%, 07/01/2028	1,250,000	1,187,445
San Francisco City & County Redevelopment Agency Successor Agency, Ser A, TA
3.633%, 08/01/2026	575,000	573,693
2.071%, 08/01/2027	4,125,000	4,004,514

The accompanying notes are an integral part of the financial statements.

(Unaudited)	35

	Principal Amount	Value
San Francisco City & County, Ser C, GO
1.805%, 06/15/2030	$400,000	$366,112
1.705%, 06/15/2029	410,000	382,233
1.555%, 06/15/2028	250,000	237,024
1.324%, 06/15/2027	450,000	433,723
1.104%, 06/15/2026	245,000	241,338
		27,767,616
Colorado - 0.44%
Colorado State Housing & Finance Authority, Ser A, RB
Callable 11/01/2026 @ 100
3.000%, 08/01/2047	81,301	65,425
Colorado State Housing & Finance Authority, Ser A-1, RB
4.984%, 11/01/2029	215,000	224,072
4.934%, 05/01/2029	390,000	404,604
4.816%, 11/01/2027	245,000	250,177
4.804%, 05/01/2028	200,000	205,164
4.766%, 05/01/2027	15,000	15,215
4.554%, 11/01/2028	705,000	721,435
4.504%, 05/01/2028	650,000	662,312
4.464%, 11/01/2027	285,000	289,183
4.434%, 05/01/2027	1,000,000	1,009,782
Colorado State Housing & Finance Authority, Ser B-1, RB
5.065%, 11/01/2030	445,000	452,529
5.025%, 05/01/2030	85,000	86,310
4.923%, 11/01/2029	60,000	60,754
4.883%, 05/01/2029	255,000	257,850
Colorado State Housing & Finance Authority, Ser F1, RB
4.715%, 11/01/2029	630,000	635,371
4.665%, 05/01/2029	750,000	771,671
4.645%, 11/01/2028	745,000	764,225
4.585%, 05/01/2028	700,000	714,722
Colorado State Housing & Finance Authority, Ser H-1, RB
5.117%, 11/01/2027	1,105,000	1,119,716
5.017%, 05/01/2027	2,190,000	2,208,967
4.967%, 11/01/2026	1,135,000	1,140,900
4.917%, 05/01/2026	815,000	816,652
Colorado State Housing & Finance Authority, Ser I, RB
Callable 06/01/2028 @ 100
3.850%, 07/01/2057	2,042,970	1,755,237
Colorado State Housing & Finance Authority, Ser K-1, RB
5.254%, 11/01/2029	255,000	261,236
5.214%, 05/01/2029	435,000	444,548
5.191%, 11/01/2028	265,000	270,213
5.131%, 05/01/2028	30,000	30,489
5.101%, 11/01/2027	985,000	997,767
Colorado State Housing & Finance Authority, Ser N-1, RB
5.272%, 05/01/2026	330,000	331,147
Colorado State Housing & Finance Authority, Ser V, RB
3.400%, 11/01/2045	134,609	122,379
		17,090,052
Connecticut - 0.16%
Connecticut State Housing Finance Authority, Ser A-2, RB
4.860%, 11/15/2030	115,000	119,733

The accompanying notes are an integral part of the financial statements.

36	The CCM Community Impact Bond Fund

	Principal Amount	Value
Connecticut State Housing Finance Authority, Ser C, RB
5.188%, 11/15/2030	$1,410,000	$1,488,560
5.138%, 05/15/2030	1,430,000	1,503,644
5.064%, 11/15/2029	385,000	402,717
5.044%, 05/15/2029	1,365,000	1,421,751
Connecticut State Housing Finance Authority, Ser E, RB
4.309%, 05/15/2031	1,000,000	1,013,650
Connecticut State Housing Finance Authority, Ser F, RB
4.695%, 05/15/2030	200,000	206,699
		6,156,754
Delaware - 0.07%
Delaware State Housing Authority, Ser A, RB
Callable 07/01/2028 @ 100
3.480%, 07/01/2048	2,799,069	2,727,191

District of Columbia - 0.06%
District of Columbia Housing Finance Agency, Ser 2014-A, Cl A
3.875%, 06/15/2045	175,219	171,388
District of Columbia Housing Finance Agency, Ser 2017-A, Cl A
3.236%, 03/01/2049	2,078,490	1,953,003
		2,124,391
Florida - 0.30%
Florida State Housing Finance Corp., Ser 1, RB
Callable 12/19/2025 @ 100
3.125%, 07/01/2037	1,522,224	1,446,412
Florida State Housing Finance Corp., Ser 2, RB
5.159%, 07/01/2033	70,000	73,079
5.129%, 01/01/2033	205,000	214,146
5.128%, 07/01/2032	95,000	97,127
5.078%, 01/01/2032	75,000	76,530
5.053%, 07/01/2031	140,000	142,703
5.013%, 01/01/2031	140,000	142,492
4.969%, 01/01/2032	390,000	405,993
4.963%, 07/01/2030	60,000	60,952
4.913%, 01/01/2030	80,000	81,131
4.840%, 01/01/2029	505,000	510,828
Florida State Housing Finance Corp., Ser 2, RB
Callable 07/01/2033 @ 100
5.279%, 07/01/2034	245,000	255,329
5.229%, 01/01/2034	270,000	281,804
Florida State Housing Finance Corp., Ser 4, RB
4.941%, 01/01/2031	900,000	913,981
4.891%, 07/01/2030	765,000	775,567
4.866%, 07/01/2029	565,000	572,033
4.841%, 01/01/2030	845,000	855,311
4.816%, 01/01/2029	715,000	722,646
Florida State Housing Finance Corp., Ser 6, RB
5.763%, 07/01/2028	5,000	5,151
5.613%, 01/01/2027	355,000	359,393
4.759%, 07/01/2033	245,000	249,468
4.709%, 01/01/2033	370,000	377,094

The accompanying notes are an integral part of the financial statements.

(Unaudited)	37

	Principal Amount	Value
4.659%, 07/01/2032	$150,000	$153,074
4.609%, 01/01/2032	340,000	347,323
4.448%, 01/01/2031	320,000	326,290
4.298%, 01/01/2030	200,000	203,258
4.298%, 07/01/2030	130,000	131,957
4.154%, 07/01/2029	160,000	161,870
Florida State Housing Finance Corp., Ser A, RB
Callable 07/01/2026 @ 100
2.450%, 01/01/2043	13,357	12,595
Florida State Housing Finance Corp., Ser B, RB
Callable 07/01/2026 @ 100
2.550%, 01/01/2043	760,598	679,833
Miami Beach Florida, Ser B, GO
4.674%, 05/01/2029	510,000	524,768
Miami-Dade County Housing Finance Authority, Ser A, RB
Callable 01/03/2026 @ 100
2.875%, 11/01/2038	333,431	286,885
		11,447,023
Georgia - 0.02%
Georgia Housing & Finance Authority, Ser F, RB
4.401%, 06/01/2031	290,000	292,562
4.146%, 12/01/2030	280,000	281,151
		573,713
Illinois - 1.08%
Illinois State Housing Development Authority, Ser 2017-B, Cl 1, RB
3.210%, 12/01/2043	867,903	708,659
Illinois State Housing Development Authority, Ser B, RB
5.328%, 10/01/2030	60,000	61,540
5.294%, 10/01/2031	725,000	765,564
5.258%, 10/01/2029	280,000	293,827
5.244%, 04/01/2031	500,000	527,027
5.208%, 04/01/2029	190,000	198,313
5.194%, 10/01/2030	555,000	583,509
5.020%, 04/01/2026	500,000	501,844
4.970%, 10/01/2026	50,000	50,471
4.452%, 04/01/2029	1,000,000	1,020,272
4.452%, 10/01/2029	1,000,000	1,021,125
4.364%, 04/01/2028	2,720,000	2,758,983
4.364%, 10/01/2028	2,595,000	2,638,039
Illinois State Housing Development Authority, Ser B, RB
Callable 04/01/2033 @ 100
5.129%, 10/01/2033	900,000	932,739
Illinois State Housing Development Authority, Ser C, RB
1.601%, 10/01/2027	400,000	385,189
1.451%, 04/01/2027	540,000	523,971
1.118%, 10/01/2026	215,000	210,302
1.068%, 04/01/2026	470,000	465,660
Illinois State Housing Development Authority, Ser D, RB
5.186%, 10/01/2030	2,100,000	2,207,145
5.136%, 04/01/2030	2,035,000	2,131,612
5.094%, 10/01/2029	1,955,000	2,040,230
5.044%, 04/01/2029	700,000	727,068

The accompanying notes are an integral part of the financial statements.

38	The CCM Community Impact Bond Fund

	Principal Amount	Value
Illinois State Housing Development Authority, Ser E, RB
4.897%, 10/01/2029	$1,350,000	$1,399,460
4.873%, 10/01/2032	750,000	772,538
4.847%, 04/01/2029	1,310,000	1,352,641
4.823%, 04/01/2032	665,000	684,773
4.753%, 10/01/2031	500,000	514,200
4.726%, 10/01/2028	720,000	738,788
4.703%, 04/01/2031	500,000	513,790
4.464%, 10/01/2030	675,000	689,068
4.404%, 04/01/2030	525,000	535,139
4.354%, 10/01/2029	540,000	549,507
4.344%, 04/01/2029	300,000	304,988
4.284%, 10/01/2027	1,410,000	1,423,335
4.234%, 04/01/2027	365,000	367,164
Illinois State Housing Development Authority, Ser H, RB
Callable 10/01/2033 @ 100
4.937%, 04/01/2035	1,920,000	1,933,650
4.817%, 10/01/2034	1,700,000	1,712,029
Illinois State Housing Development Authority, Ser I, RB
5.439%, 10/01/2029	80,000	84,462
5.419%, 04/01/2029	370,000	388,610
Illinois State Housing Development Authority, Ser J, RB
4.927%, 10/01/2031	600,000	622,327
4.877%, 04/01/2031	2,595,000	2,690,112
4.817%, 10/01/2030	1,250,000	1,293,717
Illinois State Housing Development Authority, Ser L, RB
5.552%, 04/01/2026	575,000	578,121
Illinois State Housing Development Authority, Ser O, RB
5.590%, 04/01/2028	550,000	572,824
Sales Tax Securitization Corp., Ser B, RB
4.431%, 01/01/2027	1,000,000	1,003,992
4.408%, 01/01/2026	158,000	158,028
		41,636,352
Indiana - 0.60%
Indiana State Housing & Community Development Authority, Ser A-2, RB
4.789%, 07/01/2026	125,000	125,583
4.785%, 07/01/2030	245,000	252,559
4.779%, 01/01/2026	20,000	20,012
4.775%, 07/01/2028	120,000	122,783
4.735%, 01/01/2030	235,000	241,746
4.685%, 01/01/2029	325,000	332,793
4.685%, 07/01/2029	195,000	200,025
4.652%, 01/01/2028	300,000	305,067
4.652%, 07/01/2028	325,000	331,562
4.593%, 07/01/2027	305,000	308,479
4.532%, 07/01/2027	120,000	121,257
4.523%, 01/01/2027	140,000	140,916
4.493%, 01/01/2026	135,000	135,046
4.493%, 07/01/2026	135,000	135,402
4.482%, 01/01/2027	125,000	125,764
Indiana State Housing & Community Development Authority, Ser B-3, RB
5.337%, 07/01/2031	140,000	147,764

The accompanying notes are an integral part of the financial statements.

(Unaudited)	39

	Principal Amount	Value
5.287%, 01/01/2031	$200,000	$210,609
5.237%, 07/01/2030	200,000	209,918
5.139%, 07/01/2029	250,000	260,203
5.089%, 01/01/2029	200,000	207,123
5.039%, 07/01/2028	200,000	205,925
5.032%, 07/01/2032	745,000	771,649
4.990%, 07/01/2030	300,000	311,806
4.982%, 01/01/2032	880,000	911,537
4.940%, 01/01/2030	300,000	310,909
4.890%, 07/01/2029	440,000	454,328
4.840%, 01/01/2029	430,000	442,230
4.832%, 01/01/2031	265,000	273,578
4.819%, 07/01/2028	200,000	204,852
4.769%, 01/01/2028	45,000	45,864
4.658%, 07/01/2030	420,000	430,748
4.588%, 01/01/2030	105,000	107,438
Indiana State Housing & Community Development Authority, Ser C-2, RB
5.336%, 07/01/2030	5,000	5,268
5.322%, 07/01/2031	40,000	42,189
5.286%, 01/01/2030	200,000	209,858
5.206%, 01/01/2029	65,000	67,534
4.859%, 07/01/2031	680,000	701,688
4.819%, 01/01/2031	1,330,000	1,372,265
4.779%, 07/01/2030	1,280,000	1,319,176
4.729%, 01/01/2030	1,235,000	1,270,177
4.694%, 07/01/2029	595,000	610,511
4.604%, 01/01/2029	1,150,000	1,174,890
Indiana State Housing & Community Development Authority, Ser C-2, RB
Callable 07/01/2033 @ 100
4.827%, 07/01/2034	260,000	262,266
4.777%, 01/01/2034	250,000	252,298
Indiana State Housing & Community Development Authority, Ser D, RB
4.370%, 07/01/2028	1,135,000	1,150,117
4.300%, 01/01/2028	565,000	570,596
Indiana State Housing & Community Development Authority, Ser D-3, RB
5.769%, 01/01/2029	725,000	765,022
5.646%, 07/01/2028	50,000	52,221
5.606%, 01/01/2028	335,000	346,999
5.546%, 07/01/2027	10,000	10,259
5.068%, 07/01/2032	600,000	622,685
5.028%, 01/01/2032	890,000	924,066
4.892%, 07/01/2031	855,000	883,660
4.842%, 01/01/2031	855,000	883,064
4.742%, 07/01/2030	745,000	766,659
4.732%, 01/01/2030	475,000	488,583
		23,157,526
Kentucky - 0.15%
Kentucky State Housing Corp., Ser A, RB
Callable 01/03/2026 @ 100
3.500%, 01/01/2040	190,000	189,812

The accompanying notes are an integral part of the financial statements.

40	The CCM Community Impact Bond Fund

	Principal Amount	Value
3.499%, 07/01/2031	$595,000	$567,163
Kentucky State Housing Corp., Ser B, RB
Callable 01/03/2026 @ 100
4.000%, 07/01/2037	420,000	419,744
Kentucky State Housing Corp., Ser B, RB
5.162%, 07/01/2031	100,000	105,224
5.132%, 01/01/2031	200,000	210,178
5.082%, 07/01/2030	80,000	83,807
4.920%, 01/01/2030	225,000	233,957
4.900%, 07/01/2029	130,000	134,745
Kentucky State Housing Corp., Ser D, RB
5.266%, 07/01/2033	230,000	241,530
5.246%, 01/01/2033	390,000	409,715
4.997%, 07/01/2032	160,000	166,462
4.947%, 01/01/2032	200,000	207,967
4.887%, 07/01/2031	250,000	259,618
4.817%, 01/01/2031	245,000	253,914
Kentucky State Housing Corp., Ser D, RB
Callable 07/01/2033 @ 100
5.436%, 07/01/2035	625,000	652,151
5.416%, 01/01/2035	105,000	109,836
5.386%, 07/01/2034	420,000	440,373
5.336%, 01/01/2034	70,000	73,493
Kentucky State Housing Corp., Ser F, RB
3.945%, 01/01/2030	215,000	215,667
3.925%, 07/01/2029	180,000	180,730
3.895%, 01/01/2029	200,000	200,847
3.825%, 07/01/2028	150,000	150,387
3.765%, 01/01/2028	185,000	185,252
		5,692,572
Louisiana - 0.08%
Louisiana State Housing Corp., Ser B, RB
5.058%, 12/01/2029	90,000	91,761
5.008%, 06/01/2029	65,000	67,566
4.953%, 12/01/2028	240,000	248,203
4.803%, 12/01/2027	115,000	117,443
4.753%, 06/01/2027	120,000	121,746
Louisiana State Housing Corp., Ser D, RB
5.300%, 06/01/2033	335,000	350,420
5.100%, 12/01/2032	785,000	814,974
5.050%, 06/01/2032	760,000	788,546
5.000%, 12/01/2031	530,000	549,358
		3,150,017
Maine - 0.12%
Maine State Housing Authority, Ser B, RB
1.943%, 11/15/2027	3,600,000	3,472,045
1.763%, 11/15/2026	1,000,000	980,228
		4,452,273
Maryland - 0.45%
Maryland Department of Housing & Community Development, Ser B, RB
5.110%, 09/01/2029	1,655,000	1,727,880
5.060%, 03/01/2029	1,630,000	1,693,840

The accompanying notes are an integral part of the financial statements.

(Unaudited)	41

	Principal Amount	Value
5.010%, 09/01/2028	$875,000	$904,450
4.773%, 03/01/2030	2,715,000	2,805,888
4.693%, 03/01/2029	1,275,000	1,310,721
Maryland Department of Housing & Community Development, Ser D, RB
4.764%, 03/01/2032	980,000	1,005,206
4.764%, 09/01/2032	505,000	515,980
Maryland Department of Housing & Community Development, Ser F, RB
4.659%, 03/01/2031	95,000	97,492
Maryland State Community Development Administration, Ser A, RB
Callable 12/19/2025 @ 100
3.500%, 09/01/2047	190,000	189,915
Maryland State Community Development Administration, Ser A, RB
Callable 10/01/2028 @ 100
3.950%, 11/01/2058	1,165,181	1,022,787
Maryland State Community Development Administration, Ser B, RB
3.950%, 09/01/2028	580,000	581,466
Maryland State Community Development Administration, Ser D, RB
5.171%, 09/01/2029	140,000	145,765
5.132%, 09/01/2028	1,250,000	1,291,349
5.121%, 03/01/2029	515,000	533,877
5.082%, 03/01/2028	200,000	205,445
Maryland State Community Development Administration, Ser F, RB
5.730%, 09/01/2029	1,090,000	1,155,914
5.700%, 03/01/2029	525,000	553,433
5.592%, 09/01/2028	750,000	783,726
5.542%, 03/01/2028	925,000	959,268
		17,484,402
Massachusetts - 1.07%
Massachusetts State Housing Finance Agency, Ser 205, RB
Callable 12/01/2028 @ 100
3.800%, 06/01/2035	155,000	149,023
3.530%, 12/01/2029	660,000	650,789
3.450%, 06/01/2029	300,000	296,220
Massachusetts State Housing Finance Agency, Ser 226, RB
5.222%, 12/01/2029	1,580,000	1,655,906
5.172%, 06/01/2029	755,000	787,620
5.122%, 12/01/2028	1,020,000	1,058,778
5.072%, 06/01/2028	1,330,000	1,372,313
5.012%, 12/01/2027	570,000	584,449
4.962%, 06/01/2027	650,000	661,729
4.912%, 12/01/2026	550,000	556,160
4.862%, 06/01/2026	630,000	633,366
Massachusetts State Housing Finance Agency, Ser 228, RB
5.204%, 12/01/2029	750,000	785,536
5.154%, 06/01/2029	1,000,000	1,042,621
5.137%, 12/01/2028	750,000	778,830
5.087%, 06/01/2028	750,000	774,127

The accompanying notes are an integral part of the financial statements.

42	The CCM Community Impact Bond Fund

	Principal Amount	Value
5.057%, 12/01/2027	$1,055,000	$1,082,651
5.007%, 06/01/2027	500,000	509,348
Massachusetts State Housing Finance Agency, Ser 232, RB
6.174%, 12/01/2029	1,780,000	1,919,314
5.950%, 12/01/2027	1,750,000	1,816,447
5.802%, 12/01/2026	1,920,000	1,950,634
Massachusetts State Housing Finance Agency, Ser 235, RB
5.395%, 06/01/2032	750,000	791,739
5.395%, 12/01/2032	345,000	363,374
5.307%, 12/01/2031	860,000	905,294
5.257%, 06/01/2031	980,000	1,030,531
5.107%, 06/01/2030	275,000	287,250
Massachusetts State Housing Finance Agency, Ser 238, RB
4.336%, 06/01/2031	320,000	322,154
4.336%, 12/01/2031	405,000	405,753
4.186%, 12/01/2030	460,000	461,937
Massachusetts State Housing Finance Agency, Ser 240, RB
4.992%, 12/01/2031	110,000	113,990
4.942%, 06/01/2031	175,000	181,351
Massachusetts State Housing Finance Agency, Ser 243, RB
4.974%, 06/01/2033	1,810,000	1,854,990
Massachusetts State Housing Finance Agency, Ser 243, RB
Callable 06/01/2033 @ 100
5.024%, 12/01/2033	1,535,000	1,570,774
Massachusetts State Housing Finance Agency, Ser 247, RB
4.951%, 06/01/2033	710,000	725,521
Massachusetts State Housing Finance Agency, Ser 247, RB
Callable 06/01/2033 @ 100
5.111%, 12/01/2034	1,700,000	1,735,197
5.061%, 06/01/2034	885,000	903,081
5.031%, 12/01/2033	430,000	439,491
Massachusetts State Housing Finance Agency, Ser B, RB
4.610%, 12/01/2025	1,375,000	1,375,056
4.500%, 04/15/2054	3,059,562	2,826,683
Massachusetts State Housing Finance Agency, Ser B, RB
Callable 06/01/2026 @ 100
3.850%, 12/01/2028	60,000	59,842
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 12/24/2025 @ 100
5.000%, 12/01/2055	2,535,000	2,292,523
4.750%, 12/01/2045	2,800,000	2,549,630
4.550%, 12/01/2035	400,000	393,924
Massachusetts State Housing Finance Agency, Ser E, RB
3.000%, 12/01/2025	250,000	249,979
Massachusetts State Housing Finance Agency, Ser E, RB
Callable 12/24/2025 @ 100
3.150%, 06/01/2027	250,000	247,372
		41,153,297
Michigan - 0.25%
Michigan State Housing Development Authority, Ser B, RB
5.247%, 12/01/2030	280,000	295,524
5.128%, 12/01/2029	350,000	366,636
4.877%, 12/01/2033	700,000	713,130

The accompanying notes are an integral part of the financial statements.

(Unaudited)	43

	Principal Amount	Value
4.827%, 06/01/2033	$430,000	$438,876
1.672%, 12/01/2028	1,080,000	1,018,494
1.622%, 06/01/2028	1,055,000	1,004,263
1.599%, 04/01/2027	250,000	242,852
1.512%, 12/01/2027	1,085,000	1,041,449
1.412%, 06/01/2027	605,000	585,405
1.241%, 10/01/2026	485,000	474,733
1.198%, 12/01/2026	490,000	478,192
1.191%, 04/01/2026	300,000	297,328
1.118%, 06/01/2026	585,000	577,529
1.038%, 12/01/2025	95,000	94,978
Michigan State Housing Development Authority, Ser C, RB
5.432%, 12/01/2027	50,000	51,742
5.393%, 06/01/2026	210,000	211,725
Michigan State Housing Development Authority, Ser E, RB
4.438%, 06/01/2031	755,000	766,848
4.438%, 12/01/2031	20,000	20,222
4.338%, 12/01/2030	725,000	735,608
		9,415,534
Minnesota - 0.60%
Minnesota State Housing Finance Agency, Ser A, RB
4.684%, 01/01/2030	425,000	437,448
4.624%, 07/01/2029	150,000	153,967
Minnesota State Housing Finance Agency, Ser B, RB
4.769%, 07/01/2028	25,000	25,428
4.748%, 07/01/2027	15,000	15,168
4.718%, 01/01/2027	185,000	186,386
Minnesota State Housing Finance Agency, Ser C, RB
4.897%, 07/01/2029	315,000	322,154
4.694%, 07/01/2027	165,000	167,530
4.627%, 07/01/2026	160,000	160,788
Minnesota State Housing Finance Agency, Ser C, RB
Callable 01/03/2026 @ 100
3.800%, 07/01/2031	10,000	10,000
Minnesota State Housing Finance Agency, Ser D, RB
Callable 01/03/2026 @ 100
2.730%, 08/01/2046	127,460	110,445
Minnesota State Housing Finance Agency, Ser E, RB
5.004%, 07/01/2029	200,000	204,966
4.954%, 01/01/2029	295,000	301,431
4.911%, 07/01/2028	90,000	91,710
4.861%, 01/01/2028	180,000	182,718
4.811%, 07/01/2027	150,000	152,567
4.771%, 01/01/2027	275,000	278,045
3.744%, 01/01/2029	2,110,000	2,096,958
3.644%, 01/01/2028	2,000,000	1,989,756
3.520%, 07/01/2027	55,000	54,673
3.470%, 01/01/2027	1,015,000	1,010,133
Minnesota State Housing Finance Agency, Ser G, RB
5.155%, 07/01/2029	380,000	390,717
5.125%, 01/01/2029	815,000	835,513
5.090%, 07/01/2028	300,000	306,619
5.000%, 07/01/2027	145,000	146,964
4.088%, 01/01/2029	60,000	60,119

The accompanying notes are an integral part of the financial statements.

44	The CCM Community Impact Bond Fund

	Principal Amount	Value
4.018%, 07/01/2028	$660,000	$660,720
3.918%, 01/01/2028	415,000	414,925
3.827%, 07/01/2027	400,000	399,317
3.777%, 01/01/2027	270,000	269,489
Minnesota State Housing Finance Agency, Ser H, RB
5.283%, 07/01/2029	210,000	215,408
5.245%, 07/01/2028	130,000	132,747
5.233%, 01/01/2029	330,000	337,610
5.185%, 01/01/2028	155,000	157,772
5.163%, 07/01/2026	370,000	372,133
5.135%, 07/01/2027	90,000	91,236
5.113%, 01/01/2026	135,000	135,112
5.045%, 07/01/2026	175,000	176,279
5.025%, 01/01/2026	15,000	15,014
4.887%, 07/01/2028	120,000	123,437
4.857%, 01/01/2027	150,000	151,797
4.827%, 01/01/2028	150,000	153,447
Minnesota State Housing Finance Agency, Ser I, RB
4.967%, 07/01/2031	760,000	788,979
Minnesota State Housing Finance Agency, Ser I, RB
Callable 07/01/2033 @ 100
5.525%, 01/01/2035	940,000	982,436
5.435%, 01/01/2034	1,005,000	1,053,642
Minnesota State Housing Finance Agency, Ser J, RB
5.241%, 01/01/2026	380,000	380,354
5.241%, 07/01/2026	135,000	135,876
4.875%, 07/01/2030	655,000	670,844
4.825%, 01/01/2030	775,000	791,958
4.791%, 07/01/2029	750,000	764,898
4.741%, 01/01/2029	505,000	513,767
Minnesota State Housing Finance Agency, Ser L, RB
5.264%, 01/01/2027	20,000	20,248
5.217%, 07/01/2026	505,000	508,311
Minnesota State Housing Finance Agency, Ser M, RB
5.054%, 07/01/2031	1,175,000	1,213,963
5.004%, 01/01/2031	835,000	860,616
Minnesota State Housing Finance Agency, Ser P, RB
5.380%, 01/01/2026	210,000	210,220
4.739%, 07/01/2031	300,000	308,190
4.689%, 01/01/2031	390,000	400,767
		23,103,715
Mississippi - 0.02%
Mississippi State Home Corp., Ser B, RB
5.001%, 06/01/2029	150,000	155,430
4.905%, 06/01/2028	300,000	307,974
4.805%, 06/01/2027	300,000	304,494
		767,898
Missouri - 0.00%
Missouri State Housing Development Commission, Ser D, RB
5.470%, 11/01/2027	50,000	51,328
5.420%, 05/01/2027	45,000	45,869
5.390%, 11/01/2026	15,000	15,187
		112,384

The accompanying notes are an integral part of the financial statements.

(Unaudited)	45

	Principal Amount	Value
New Hampshire - 0.01%
New Hampshire State Housing Finance Authority, Ser B, RB
5.057%, 01/01/2030	$45,000	$46,835
4.858%, 01/01/2027	50,000	50,571
New Hampshire State Housing Finance Authority, Ser C, RB
Callable 07/01/2027 @ 100
3.209%, 07/01/2039	85,000	84,619
		182,025
New Jersey - 0.35%
New Jersey State Housing & Mortgage Finance Agency, Ser B, RB
Callable 01/03/2026 @ 100
4.875%, 11/01/2029	2,050,000	2,051,715
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
4.709%, 11/01/2033	120,000	121,013
4.659%, 05/01/2033	115,000	115,934
4.453%, 11/01/2032	230,000	231,276
4.403%, 05/01/2032	225,000	226,263
4.303%, 11/01/2031	220,000	221,079
4.059%, 11/01/2030	210,000	210,667
4.009%, 05/01/2030	205,000	205,616
3.959%, 11/01/2029	200,000	200,552
3.909%, 05/01/2029	200,000	200,494
3.814%, 05/01/2028	185,000	185,315
3.814%, 11/01/2028	195,000	195,354
3.752%, 11/01/2027	170,000	170,179
2.050%, 05/01/2028	15,000	14,461
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 12/24/2025 @ 100
5.000%, 11/01/2046	425,000	387,909
4.625%, 11/01/2036	335,000	335,277
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 05/01/2026 @ 100
4.968%, 11/01/2051	345,000	302,421
4.868%, 11/01/2047	1,300,000	1,209,200
4.698%, 11/01/2037	500,000	500,051
4.218%, 11/01/2032	1,355,000	1,344,945
3.718%, 11/01/2028	285,000	285,038
3.618%, 11/01/2027	695,000	695,075
3.568%, 11/01/2026	435,000	434,786
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 11/01/2027 @ 100
4.250%, 11/01/2033	250,000	246,081
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 11/01/2033 @ 100
4.959%, 05/01/2035	130,000	131,232
4.859%, 11/01/2034	125,000	126,106
4.809%, 05/01/2034	120,000	121,083

The accompanying notes are an integral part of the financial statements.

46	The CCM Community Impact Bond Fund

	Principal Amount	Value
New Jersey State Housing & Mortgage Finance Agency, Ser D, RB
5.156%, 11/01/2029	$425,000	$445,681
5.106%, 05/01/2029	180,000	187,840
4.871%, 05/01/2027	355,000	361,199
New Jersey State Housing & Mortgage Finance Agency, Ser N, RB
5.228%, 04/01/2033	125,000	130,394
4.939%, 10/01/2032	80,000	82,542
4.889%, 04/01/2032	120,000	123,800
4.839%, 10/01/2031	125,000	128,910
4.789%, 04/01/2031	100,000	103,069
4.511%, 04/01/2030	100,000	102,257
4.265%, 10/01/2027	195,000	197,008
4.257%, 04/01/2028	100,000	101,249
4.215%, 04/01/2027	155,000	156,040
New Jersey State Housing & Mortgage Finance Agency, Ser N, RB
Callable 04/01/2033 @ 100
5.448%, 04/01/2035	285,000	296,628
5.398%, 10/01/2034	280,000	291,598
5.348%, 04/01/2034	270,000	281,408
5.278%, 10/01/2033	150,000	156,354
		13,615,099
New Mexico - 0.04%
New Mexico State Mortgage Finance Authority, Ser B, RB
Callable 01/03/2026 @ 100
2.600%, 09/01/2040	1,405,000	1,253,444
New Mexico State Mortgage Finance Authority, Ser B-2, RB
Callable 01/03/2026 @ 100
2.230%, 10/01/2034	210,235	183,567
		1,437,011
New York - 2.48%
New York City Housing Development Corp., Ser 2017-A, Cl A, RB
3.098%, 10/01/2046	7,239,111	6,414,109
New York City Housing Development Corp., Ser A, RB
Callable 01/03/2026 @ 100
2.618%, 05/01/2026	500,000	496,906
New York City Housing Development Corp., Ser B, RB
5.368%, 08/01/2030	705,000	735,561
5.343%, 08/01/2031	780,000	814,065
5.330%, 08/01/2033	250,000	258,385
5.318%, 02/01/2030	190,000	197,515
5.310%, 02/01/2033	295,000	304,472
5.044%, 08/01/2032	85,000	86,920
5.037%, 08/01/2032	720,000	741,834
4.994%, 02/01/2032	280,000	285,909
4.954%, 08/01/2031	265,000	270,325
4.933%, 08/01/2031	935,000	960,824
4.884%, 02/01/2031	110,000	112,008
4.833%, 08/01/2030	875,000	896,501
2.361%, 02/01/2028	750,000	724,135

The accompanying notes are an integral part of the financial statements.

(Unaudited)	47

	Principal Amount	Value
2.183%, 02/01/2027	$1,590,000	$1,556,375
2.083%, 02/01/2026	660,000	657,732
1.860%, 05/01/2028	2,110,000	2,004,163
1.710%, 11/01/2027	795,000	761,359
1.677%, 11/01/2028	800,000	747,144
1.577%, 05/01/2028	500,000	471,695
1.477%, 11/01/2027	300,000	286,029
1.377%, 05/01/2027	200,000	192,721
1.123%, 11/01/2026	250,000	243,437
1.023%, 05/01/2026	245,000	241,895
New York City Housing Development Corp., Ser B, RB
Callable 09/01/2027 @ 100
2.743%, 11/01/2027	365,000	356,442
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2029 @ 100
2.053%, 11/01/2030	2,965,000	2,666,422
2.003%, 05/01/2030	3,175,000	2,886,348
1.953%, 11/01/2029	1,800,000	1,654,093
1.903%, 05/01/2029	1,225,000	1,137,415
New York City Housing Development Corp., Ser B, RB
Callable 08/01/2033 @ 100
5.510%, 02/01/2035	670,000	694,255
5.490%, 08/01/2034	715,000	741,314
5.440%, 02/01/2034	445,000	461,116
New York City Housing Development Corp., Ser B, RB
Callable 02/01/2028 @ 100
2.661%, 02/01/2031	640,000	589,394
2.561%, 02/01/2030	1,000,000	935,895
2.511%, 08/01/2029	1,240,000	1,169,887
2.461%, 02/01/2029	2,195,000	2,087,177
2.411%, 08/01/2028	1,000,000	958,196
New York City Housing Development Corp., Ser B-1, RB
Callable 02/01/2026 @ 100
3.814%, 11/01/2029	700,000	689,420
3.714%, 11/01/2028	395,000	390,685
3.614%, 11/01/2027	1,110,000	1,101,446
3.564%, 11/01/2026	505,000	502,689
3.514%, 05/01/2026	1,025,000	1,022,410
New York City Housing Development Corp., Ser C, RB
5.130%, 11/01/2031	880,000	908,881
5.080%, 05/01/2031	1,045,000	1,077,812
5.030%, 11/01/2030	1,030,000	1,060,555
4.980%, 05/01/2030	1,010,000	1,037,865
4.939%, 11/01/2029	990,000	1,015,315
4.889%, 05/01/2029	190,000	194,355
New York City Housing Development Corp., Ser D, RB
4.682%, 02/01/2033	460,000	459,142
4.627%, 08/01/2033	490,000	487,822
4.577%, 02/01/2033	350,000	348,510
4.527%, 08/01/2032	500,000	498,247
4.477%, 02/01/2032	350,000	349,098
4.357%, 08/01/2032	5,000	4,961
4.319%, 02/01/2031	345,000	343,909

The accompanying notes are an integral part of the financial statements.

48	The CCM Community Impact Bond Fund

	Principal Amount	Value
4.319%, 08/01/2031	$90,000	$89,383
4.307%, 02/01/2032	125,000	124,017
4.169%, 02/01/2030	20,000	19,934
2.233%, 08/01/2027	2,050,000	1,990,964
2.150%, 02/01/2029	550,000	517,947
2.100%, 08/01/2028	540,000	513,212
2.000%, 02/01/2028	450,000	431,145
1.750%, 08/01/2027	775,000	746,710
1.700%, 02/01/2027	760,000	739,790
1.600%, 08/01/2026	500,000	491,883
1.550%, 02/01/2026	480,000	477,933
New York City Housing Development Corp., Ser D, RB
Callable 02/01/2033 @ 100
4.912%, 02/01/2035	280,000	280,367
4.862%, 08/01/2034	270,000	270,222
4.832%, 02/01/2034	400,000	400,277
4.732%, 08/01/2033	430,000	429,581
New York City Housing Development Corp., Ser D, RB
Callable 08/01/2033 @ 100
4.727%, 08/01/2034	400,000	398,428
4.677%, 02/01/2034	665,000	662,343
New York City Housing Development Corp., Ser D, RB
Callable 02/01/2029 @ 100
2.300%, 08/01/2030	885,000	810,237
2.250%, 02/01/2030	865,000	799,477
2.200%, 08/01/2029	850,000	793,062
New York City Housing Development Corp., Ser F, RB
2.642%, 05/01/2026	2,120,000	2,107,143
New York City Housing Development Corp., Ser F1, RB
2.048%, 05/01/2028	640,000	610,640
1.874%, 11/01/2027	945,000	907,842
1.844%, 05/01/2027	1,450,000	1,406,458
1.744%, 11/01/2026	280,000	274,198
1.694%, 05/01/2026	380,000	376,225
New York City Housing Development Corp., Ser F1, RB
Callable 05/01/2028 @ 100
2.298%, 11/01/2030	770,000	700,627
2.238%, 05/01/2030	770,000	707,241
2.188%, 11/01/2029	455,000	421,897
2.138%, 05/01/2029	1,220,000	1,142,148
2.098%, 11/01/2028	1,225,000	1,158,142
New York City Housing Development Corp., Ser G, RB
Callable 01/03/2026 @ 100
2.818%, 05/01/2027	1,000,000	983,124
2.768%, 11/01/2026	1,000,000	988,328
New York City Housing Development Corp., Ser H-1, RB
Callable 01/03/2026 @ 100
3.890%, 11/01/2029	815,000	804,846
New York City Housing Development Corp., Ser I, RB
3.899%, 11/01/2026	2,315,000	2,311,441

The accompanying notes are an integral part of the financial statements.

(Unaudited)	49

	Principal Amount	Value
New York State Housing Finance Agency, Ser C, RB
Callable 12/24/2025 @ 100
3.250%, 05/01/2027	$1,770,000	$1,749,788
New York State Mortgage Agency, Ser 229, RB
2.180%, 10/01/2029	540,000	505,853
2.080%, 10/01/2028	760,000	724,939
1.816%, 10/01/2027	725,000	701,847
1.666%, 10/01/2026	920,000	907,835
New York State Mortgage Agency, Ser 229, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	130,000	118,968
New York State Mortgage Agency, Ser 230, RB
2.180%, 10/01/2029	485,000	454,353
2.080%, 10/01/2028	960,000	915,757
1.816%, 10/01/2027	565,000	546,957
1.666%, 10/01/2026	420,000	414,446
New York State Mortgage Agency, Ser 230, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	500,000	457,570
New York State Mortgage Agency, Ser 237, RB
1.945%, 04/01/2029	615,000	575,849
1.516%, 04/01/2027	1,235,000	1,196,996
1.271%, 10/01/2026	4,155,000	4,065,485
1.221%, 04/01/2026	1,215,000	1,203,940
New York State Mortgage Agency, Ser 245, RB
2.625%, 10/01/2027	2,125,000	2,076,899
2.575%, 04/01/2027	2,500,000	2,455,878
2.525%, 10/01/2026	970,000	958,519
New York State Mortgage Agency, Ser 254, RB
5.198%, 10/01/2029	250,000	259,691
5.148%, 04/01/2029	80,000	82,759
New York State Mortgage Agency, Ser 256, RB
5.251%, 10/01/2027	100,000	102,336
5.215%, 10/01/2026	100,000	100,997
5.201%, 04/01/2027	100,000	101,611
5.165%, 04/01/2026	30,000	30,109
New York State Mortgage Agency, Ser 265, RB
4.779%, 04/01/2031	520,000	531,007
4.729%, 10/01/2030	70,000	71,468
		95,492,164
North Carolina - 0.03%
North Carolina State Agricultural & Technical State University, Ser 2020, RB
2.092%, 10/01/2030	510,000	468,120
North Carolina State Housing Finance Agency, Ser 52-B, RB
5.379%, 01/01/2026	15,000	15,015
North Carolina State Housing Finance Agency, Ser 53-B, RB
5.023%, 07/01/2029	135,000	137,888
4.918%, 01/01/2026	115,000	115,073
4.873%, 07/01/2028	95,000	96,581
4.835%, 01/01/2027	155,000	156,257
4.823%, 01/01/2028	100,000	101,395

The accompanying notes are an integral part of the financial statements.

50	The CCM Community Impact Bond Fund

	Principal Amount	Value
North Carolina State Housing Finance Agency, Ser B, RB
4.594%, 07/01/2029	$90,000	$91,129
		1,181,458
Ohio - 0.11%
Ohio State Housing Finance Agency, Ser B, RB
Callable 01/03/2026 @ 100
3.250%, 03/01/2046	166,626	156,516
Ohio State Housing Finance Agency, Ser B, RB
Callable 09/01/2027 @ 100
3.700%, 04/01/2040	2,200,608	2,149,169
Ohio State Housing Finance Agency, Ser C, RB
6.000%, 09/01/2033	50,000	54,839
5.197%, 09/01/2028	110,000	114,294
5.157%, 03/01/2028	25,000	25,584
Ohio State Housing Finance Agency, Ser C, RB
Callable 01/03/2026 @ 100
2.900%, 09/01/2037	1,499,145	1,254,610
Ohio State Housing Finance Agency, Ser C, RB
Callable 09/01/2034 @ 100
5.515%, 03/01/2035	80,000	84,476
Ohio State Housing Finance Agency, Ser E, RB
6.250%, 09/01/2033	220,000	245,492
		4,084,980
Oregon - 0.54%
Oregon State Housing & Community Services Department, Ser C, RB
5.495%, 07/01/2028	250,000	260,456
5.445%, 01/01/2028	290,000	299,853
5.357%, 01/01/2026	120,000	120,142
5.357%, 07/01/2026	115,000	116,010
5.295%, 01/01/2027	140,000	142,238
Oregon State, Metropolitan, Ser B, GO
1.760%, 06/01/2028	570,000	544,767
Oregon State, Ser B, GO
4.963%, 05/01/2030	3,000,000	3,143,196
4.295%, 05/01/2027	430,000	433,121
4.142%, 05/01/2028	2,655,000	2,682,944
4.112%, 05/01/2027	2,500,000	2,511,894
4.037%, 05/01/2032	1,770,000	1,773,400
3.887%, 05/01/2030	700,000	703,032
3.492%, 05/01/2028	1,930,000	1,921,147
3.315%, 05/01/2027	1,000,000	993,867
Oregon State, Ser B, GO
Callable 05/01/2027 @ 100
3.886%, 05/01/2037	205,000	197,940
Oregon State, Ser L, GO
1.305%, 11/01/2026	500,000	488,684
Tri-County Metropolitan Transportation District of Oregon, Ser B, RB
1.586%, 09/01/2028	800,000	755,292
1.386%, 09/01/2027	2,990,000	2,871,685

The accompanying notes are an integral part of the financial statements.

(Unaudited)	51

	Principal Amount	Value
1.200%, 09/01/2026	$1,000,000	$980,708
		20,940,376
Pennsylvania - 0.31%
Commonwealth Financing Authority, Ser C, RB
2.758%, 06/01/2030	1,915,000	1,813,595
Pennsylvania State Economic Development Financing Authority, Ser 2025, RB
4.723%, 06/01/2029	365,000	375,329
Pennsylvania State Housing Finance Agency, Ser 130B, RB
2.375%, 04/01/2027	2,715,000	2,664,419
Pennsylvania State Housing Finance Agency, Ser 144B, RB
4.997%, 10/01/2028	270,000	278,264
Pennsylvania State Housing Finance Agency, Ser 145B, RB
4.884%, 10/01/2029	3,385,000	3,495,388
4.784%, 10/01/2028	2,510,000	2,572,620
Redevelopment Authority of the Philadelphia, Ser A, RB
4.503%, 09/01/2026	560,000	562,093
		11,761,708
Rhode Island - 0.23%
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
2.700%, 10/01/2028	145,000	139,797
2.600%, 10/01/2027	145,000	141,478
2.500%, 10/01/2026	70,000	69,128
1.696%, 10/01/2027	100,000	95,989
1.646%, 04/01/2027	175,000	169,688
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
Callable 04/01/2029 @ 100
2.800%, 10/01/2029	95,000	90,490
Rhode Island State Housing and Mortgage Finance Corp., Ser 7, RB
5.163%, 10/01/2028	375,000	389,000
5.113%, 04/01/2028	360,000	371,130
Rhode Island State Housing and Mortgage Finance Corp., Ser 77-T, RB
3.900%, 10/01/2028	800,000	802,961
3.850%, 04/01/2028	665,000	666,961
3.800%, 10/01/2027	1,530,000	1,532,862
3.750%, 04/01/2027	360,000	360,163
Rhode Island State Housing and Mortgage Finance Corp., Ser 78-T, RB
5.210%, 10/01/2026	970,000	981,541
5.160%, 04/01/2026	940,000	944,151
Rhode Island State Housing and Mortgage Finance Corp., Ser 80-T-1, RB
5.150%, 10/01/2028	60,000	62,219
5.060%, 10/01/2027	700,000	716,798
Rhode Island State Housing and Mortgage Finance Corp., Ser 81-T, RB
5.686%, 10/01/2026	195,000	198,074
Rhode Island State Housing and Mortgage Finance Corp., Ser 83-T, RB
5.031%, 10/01/2030	275,000	286,752

The accompanying notes are an integral part of the financial statements.

52	The CCM Community Impact Bond Fund

	Principal Amount	Value
Rhode Island State Housing and Mortgage Finance Corp., Ser 84-T, RB
4.355%, 04/01/2031	$110,000	$111,102
4.355%, 10/01/2031	750,000	754,359
		8,884,643
South Dakota - 0.14%
South Dakota State Housing Development Authority, Ser 1, RB
Callable 12/24/2025 @ 100
3.500%, 11/01/2041	30,000	29,982
South Dakota State Housing Development Authority, Ser B, RB
4.798%, 05/01/2029	280,000	287,979
South Dakota State Housing Development Authority, Ser D, RB
4.482%, 11/01/2031	2,590,000	2,635,528
South Dakota State Housing Development Authority, Ser F, RB
4.709%, 11/01/2033	520,000	526,379
4.619%, 05/01/2033	450,000	455,221
South Dakota State Housing Development Authority, Ser F, RB
Callable 11/01/2033 @ 100
4.869%, 11/01/2034	1,080,000	1,093,680
4.809%, 05/01/2034	450,000	456,210
		5,484,979
Tennessee - 0.39%
Tennessee State Housing Development Agency, Ser 1B, RB
5.236%, 07/01/2030	170,000	176,740
5.186%, 01/01/2030	195,000	202,016
5.166%, 07/01/2029	30,000	30,990
5.116%, 01/01/2029	115,000	118,333
5.101%, 07/01/2026	100,000	100,633
5.066%, 07/01/2028	245,000	251,054
5.016%, 01/01/2028	200,000	203,998
4.960%, 01/01/2027	185,000	186,919
2.240%, 07/01/2029	310,000	289,807
2.190%, 01/01/2029	1,200,000	1,130,253
2.120%, 07/01/2028	270,000	258,438
1.961%, 07/01/2027	720,000	699,356
1.911%, 01/01/2027	285,000	279,154
1.861%, 07/01/2026	505,000	499,094
1.811%, 01/01/2026	60,000	59,892
Tennessee State Housing Development Agency, Ser 1B, RB
Callable 07/01/2029 @ 100
3.750%, 07/01/2050	1,210,000	1,195,115
2.290%, 01/01/2030	1,230,000	1,148,792
Tennessee State Housing Development Agency, Ser 1-B, RB
4.896%, 07/01/2028	270,000	277,106
4.846%, 01/01/2028	425,000	434,110
4.746%, 07/01/2027	250,000	253,694
4.696%, 01/01/2027	405,000	408,821

The accompanying notes are an integral part of the financial statements.

(Unaudited)	53

	Principal Amount	Value
Tennessee State Housing Development Agency, Ser 2, RB
2.358%, 07/01/2029	$1,260,000	$1,192,268
2.308%, 01/01/2029	615,000	586,365
Tennessee State Housing Development Agency, Ser 2, RB
Callable 07/01/2029 @ 100
2.458%, 07/01/2030	815,000	759,087
2.408%, 01/01/2030	790,000	741,317
Tennessee State Housing Development Agency, Ser 2B, RB
5.211%, 07/01/2029	40,000	41,357
5.164%, 07/01/2028	65,000	66,729
5.134%, 01/01/2028	95,000	97,079
5.084%, 07/01/2027	180,000	182,952
5.081%, 07/01/2026	135,000	135,836
5.011%, 07/01/2031	330,000	341,574
4.981%, 01/01/2031	50,000	51,772
4.951%, 07/01/2030	670,000	693,350
4.840%, 07/01/2029	385,000	396,411
4.810%, 01/01/2029	655,000	672,705
Tennessee State Housing Development Agency, Ser 3A, RB
5.120%, 01/01/2032	110,000	114,208
5.120%, 07/01/2032	175,000	181,228
5.010%, 07/01/2031	115,000	119,028
4.910%, 01/01/2030	100,000	103,313
4.910%, 07/01/2030	115,000	118,813
Tennessee State Housing Development Agency, Ser 3A, RB
Callable 01/01/2033 @ 100
5.320%, 07/01/2034	65,000	67,112
5.220%, 07/01/2033	110,000	113,795
		14,980,614
Texas - 0.40%
Austin Electric Utility System Revenue Authority, Ser A, RB
2.937%, 11/15/2028	860,000	841,363
Colony Local Development Corp., Ser A, RB
3.866%, 10/01/2028	490,000	492,478
State of Texas, Ser 2023 D, GO
5.000%, 08/01/2028	140,000	144,579
5.000%, 08/01/2029	885,000	922,531
Texas State Affordable Housing Corp., Ser A, RB
Callable 12/24/2025 @ 100
2.700%, 09/01/2041	940,000	759,415
Texas State Affordable Housing Corp., Ser B, RB
5.080%, 03/01/2030	45,000	46,904
4.950%, 03/01/2026	125,000	125,319
4.940%, 03/01/2029	75,000	77,464
4.870%, 03/01/2027	50,000	50,654
Texas State Department of Housing & Community Affairs, Ser B, RB
5.106%, 09/01/2029	120,000	125,334
5.019%, 07/01/2031	200,000	207,984
4.989%, 01/01/2031	200,000	207,906
4.909%, 09/01/2027	75,000	76,495
4.890%, 07/01/2026	200,000	201,197
4.869%, 03/01/2027	345,000	349,547

The accompanying notes are an integral part of the financial statements.

54	The CCM Community Impact Bond Fund

	Principal Amount	Value
4.836%, 07/01/2029	$215,000	$221,697
4.776%, 01/01/2029	175,000	179,753
4.757%, 07/01/2027	200,000	203,020
4.746%, 07/01/2028	165,000	168,853
4.727%, 01/01/2027	230,000	232,252
Texas State Department of Housing & Community Affairs, Ser C, RB
5.380%, 07/01/2026	200,000	201,756
4.931%, 07/01/2032	275,000	283,441
4.881%, 01/01/2032	250,000	257,697
4.851%, 07/01/2031	515,000	531,294
4.781%, 01/01/2031	455,000	468,686
4.649%, 07/01/2030	365,000	374,235
4.579%, 01/01/2030	135,000	138,110
4.519%, 07/01/2029	250,000	255,161
4.499%, 01/01/2029	115,000	117,205
4.392%, 07/01/2028	320,000	324,710
4.299%, 01/01/2027	120,000	120,635
Texas State Department of Housing & Community Affairs, Ser C, RB
Callable 09/01/2026 @ 100
3.100%, 09/01/2047	223,528	205,500
Texas State Department of Housing & Community Affairs, Ser D, RB
5.077%, 09/01/2026	300,000	302,704
4.998%, 07/01/2032	1,055,000	1,091,388
4.948%, 01/01/2032	1,040,000	1,075,714
4.901%, 07/01/2031	1,010,000	1,044,445
4.851%, 07/01/2030	970,000	1,002,664
4.851%, 01/01/2031	995,000	1,028,093
4.751%, 01/01/2030	750,000	772,097
		15,230,280
Utah - 1.28%
Utah State Housing Corp., Ser A, RB
2.900%, 07/01/2029	285,000	273,444
2.850%, 01/01/2029	335,000	323,226
2.800%, 07/01/2028	305,000	295,889
2.750%, 01/01/2028	340,000	331,684
2.700%, 07/01/2027	600,000	588,176
2.650%, 01/01/2027	460,000	453,409
Utah State Housing Corp., Ser A, RB
Callable 07/01/2029 @ 101
3.875%, 01/01/2050	525,000	518,276
Utah State Housing Corp., Ser B, RB
Callable 01/01/2028 @ 100
2.690%, 01/01/2048	433,000	364,685
Utah State Housing Corp., Ser B, RB
5.847%, 07/01/2032	270,000	288,068
5.817%, 01/01/2032	410,000	436,107
5.787%, 07/01/2031	380,000	402,858
5.737%, 01/01/2031	200,000	211,154
5.700%, 07/01/2030	365,000	383,860
5.650%, 01/01/2030	355,000	371,680
5.600%, 07/01/2029	225,000	234,472

The accompanying notes are an integral part of the financial statements.

(Unaudited)	55

	Principal Amount	Value
5.550%, 01/01/2029	$205,000	$212,574
5.302%, 01/01/2028	20,000	20,462
5.289%, 01/01/2033	720,000	755,131
5.260%, 07/01/2026	100,000	100,647
5.239%, 07/01/2032	585,000	613,351
5.232%, 01/01/2027	20,000	20,236
5.076%, 01/01/2032	525,000	547,158
5.056%, 07/01/2031	300,000	312,920
5.026%, 01/01/2031	300,000	312,805
4.976%, 07/01/2030	150,000	156,084
4.828%, 01/01/2030	155,000	160,327
4.818%, 07/01/2029	250,000	258,136
4.788%, 07/01/2028	125,000	128,259
4.661%, 01/01/2028	100,000	101,973
4.631%, 07/01/2027	275,000	278,978
4.549%, 01/01/2027	5,000	5,044
Utah State Housing Corp., Ser B, RB
Callable 07/01/2032 @ 100
5.887%, 07/01/2033	255,000	273,318
5.867%, 01/01/2033	270,000	288,812
Utah State Housing Corp., Ser B, RB
Callable 01/01/2033 @ 100
5.489%, 07/01/2034	500,000	523,725
5.419%, 01/01/2034	1,480,000	1,550,346
5.339%, 07/01/2033	390,000	408,525
Utah State Housing Corp., Ser D, RB
5.194%, 07/01/2030	135,000	139,398
4.976%, 07/01/2033	330,000	338,760
4.756%, 07/01/2032	200,000	204,297
4.656%, 07/01/2031	295,000	301,814
4.479%, 07/01/2030	755,000	770,082
4.389%, 07/01/2029	270,000	274,902
4.259%, 07/01/2028	410,000	415,415
Utah State Housing Corp., Ser D, RB
Callable 07/01/2033 @ 100
5.176%, 01/01/2035	885,000	907,557
5.126%, 07/01/2034	1,280,000	1,314,319
5.076%, 01/01/2034	1,000,000	1,028,071
Utah State Housing Corp., Ser E, RB
Callable 12/24/2025 @ 100
2.200%, 07/01/2041	55,000	54,409
Utah State Housing Corp., Ser F, RB
5.009%, 07/01/2030	565,000	580,558
4.959%, 01/01/2030	625,000	640,517
4.941%, 01/01/2031	600,000	622,994
4.919%, 07/01/2029	605,000	618,484
4.869%, 01/01/2029	585,000	596,399
4.819%, 07/01/2028	560,000	569,232
4.789%, 01/01/2028	185,000	187,481
4.737%, 07/01/2030	825,000	849,786
4.687%, 01/01/2030	1,000,000	1,029,038
4.627%, 07/01/2029	350,000	359,100
4.567%, 01/01/2029	325,000	332,398

The accompanying notes are an integral part of the financial statements.

56	The CCM Community Impact Bond Fund

	Principal Amount	Value
4.474%, 07/01/2028	$350,000	$356,412
4.414%, 01/01/2028	300,000	304,396
Utah State Housing Corp., Ser H, RB
5.154%, 01/01/2033	1,325,000	1,374,650
5.104%, 07/01/2032	65,000	67,266
5.024%, 01/01/2032	630,000	649,640
4.912%, 07/01/2031	620,000	636,308
4.872%, 01/01/2031	600,000	614,658
4.822%, 07/01/2030	1,175,000	1,201,008
4.802%, 01/01/2030	575,000	586,940
4.745%, 07/01/2029	420,000	427,647
4.645%, 01/01/2029	550,000	557,980
Utah State Housing Corp., Ser H, RB
Callable 01/01/2033 @ 100
5.204%, 07/01/2033	1,345,000	1,399,036
Utah State Housing Corp., Ser I, RB
5.028%, 01/01/2034	1,300,000	1,331,849
4.888%, 07/01/2033	465,000	474,288
4.858%, 01/01/2033	465,000	474,712
4.538%, 07/01/2032	250,000	253,117
4.528%, 01/01/2032	350,000	354,841
4.488%, 07/01/2031	350,000	355,012
4.398%, 01/01/2031	300,000	303,907
4.160%, 07/01/2030	250,000	252,029
4.070%, 01/01/2030	420,000	422,907
Utah State Housing Corp., Ser I, RB
Callable 01/01/2034 @ 100
5.108%, 01/01/2035	500,000	511,511
5.078%, 07/01/2034	870,000	891,177
Utah State Housing Corp., Ser J, RB
4.858%, 07/01/2032	500,000	513,440
4.798%, 01/01/2032	320,000	328,683
4.663%, 07/01/2031	450,000	460,575
4.603%, 01/01/2031	290,000	296,793
4.513%, 01/01/2030	515,000	526,537
4.513%, 07/01/2030	460,000	469,813
4.356%, 07/01/2029	215,000	218,684
4.306%, 07/01/2028	165,000	167,373
4.306%, 01/01/2029	340,000	345,266
4.292%, 07/01/2026	200,000	200,622
4.250%, 01/01/2027	300,000	301,718
4.250%, 07/01/2027	250,000	252,168
4.246%, 01/01/2028	200,000	202,290
Utah State Housing Corp., Ser J, RB
Callable 07/01/2032 @ 100
5.058%, 07/01/2034	150,000	152,959
5.008%, 01/01/2034	600,000	612,690
4.968%, 07/01/2033	1,205,000	1,233,343
4.908%, 01/01/2033	500,000	512,360
Utah State Housing Corp., Ser K, RB
Callable 12/03/2025 @ 100
4.000%, 07/01/2055 (b)	4,000,000	4,000,000
		49,237,415

The accompanying notes are an integral part of the financial statements.

(Unaudited)	57

	Principal Amount	Value
Virginia - 0.25%
Virginia State Housing Development Authority, Ser A, RB
4.737%, 04/01/2029	$380,000	$392,840
3.250%, 08/25/2042	56,893	52,494
3.125%, 11/25/2039	373,660	341,980
3.100%, 06/25/2041	2,108,612	1,917,706
2.950%, 10/25/2049	862,875	723,960
Virginia State Housing Development Authority, Ser C, RB
4.250%, 10/25/2043	110,978	109,677
Virginia State Housing Development Authority, Ser D, RB
Callable 12/24/2025 @ 100
3.568%, 10/01/2026	2,000,000	1,994,834
Virginia State Housing Development Authority, Ser E, RB
1.519%, 06/01/2028	450,000	424,918
1.319%, 06/01/2027	500,000	481,683
0.985%, 06/01/2026	1,230,000	1,212,302
Virginia State Housing Development Authority, Ser F, RB
Callable 12/24/2025 @ 100
3.400%, 12/01/2026	500,000	497,649
Virginia State Housing Development Authority, Ser F, RB
Callable 01/01/2034 @ 100
4.612%, 07/01/2034	400,000	401,903
Virginia State Housing Development Authority, Ser J, RB
1.690%, 11/01/2027	725,000	696,459
1.437%, 11/01/2026	400,000	391,270
		9,639,675
Washington - 0.10%
King County Housing Authority, RB
Callable 01/18/2026 @ 100
6.375%, 12/31/2046	3,390,000	3,398,005
King County Housing Authority, Ser C, GO
1.690%, 12/01/2028	265,000	249,098
1.400%, 12/01/2026	310,000	302,573
		3,949,676
West Virginia - 0.07%
West Virginia State Housing Development Fund, Ser A, RB
3.200%, 11/01/2028	380,000	376,029
West Virginia State Housing Development Fund, Ser D, RB
5.350%, 11/01/2033	460,000	489,183
5.050%, 11/01/2032	575,000	603,145
4.910%, 11/01/2031	200,000	209,105
4.460%, 11/01/2029	175,000	179,764
West Virginia State Housing Development Fund, Ser D, RB
Callable 05/01/2034 @ 100
5.500%, 05/01/2035	545,000	578,361
5.450%, 11/01/2034	400,000	425,241
		2,860,828
TOTAL MUNICIPAL BONDS (Cost $497,915,484)		496,975,641

The accompanying notes are an integral part of the financial statements.

58	The CCM Community Impact Bond Fund

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 8.93%
U.S. Treasury Notes
4.88%, 10/31/2030	$4,793,000	$5,064,479
4.38%, 11/30/2030	5,000,000	5,172,266
4.25%, 01/31/2030	6,381,000	6,548,501
4.25%, 08/15/2035	38,336,000	39,102,720
4.13%, 11/15/2027	52,000,000	52,599,219
4.00%, 12/15/2027	9,400,000	9,492,531
4.00%, 01/31/2031	7,935,000	8,072,623
4.00%, 07/31/2032	500,000	506,953
4.00%, 11/15/2035	23,430,000	23,400,712
3.88%, 06/15/2028	23,350,000	23,572,555
3.88%, 04/30/2030	78,316,000	79,276,595
3.88%, 07/31/2030	6,000,000	6,073,125
3.88%, 08/15/2033	3,674,000	3,682,037
3.63%, 08/15/2028	35,000,000	35,125,781
3.63%, 08/31/2030	8,000,000	8,010,000
3.63%, 10/31/2030	6,965,000	6,972,618
3.50%, 10/15/2028	9,000,000	9,002,109
3.50%, 01/31/2030	3,750,000	3,740,625
3.38%, 09/15/2028	18,000,000	17,946,562
TOTAL U.S. TREASURY OBLIGATIONS (Cost $339,635,091)		343,362,011

ASSET-BACKED SECURITIES - 2.94%
Other Asset-Backed Securities - 2.94%
Dividend Solar Loans
3.67%, 08/22/2039 (c)	2,465,853	2,283,486
GoodLeap Sustainable Home Solutions Trust
6.50%, 07/20/2055 (c)	2,166,268	2,170,009
2.70%, 01/20/2049 (c)	1,600,437	1,426,871
2.10%, 05/20/2048 (c)	5,849,733	4,573,851
1.93%, 07/20/2048 (c)	4,598,914	3,794,469
Loanpal Solar Loan
2.47%, 12/20/2047 (c)	1,687,847	1,440,328
2.29%, 01/20/2048 (c)	5,788,836	4,802,794
2.22%, 03/20/2048 (c)	2,724,682	2,189,836
Mill City Solar Loan
4.34%, 03/20/2043 (c)	4,430,021	4,180,997
3.69%, 07/20/2043 (c)	1,339,904	1,172,597
Mosaic Solar Loan Trust
6.10%, 06/20/2053 (c)	2,488,076	2,449,701
5.50%, 09/20/2049 (c)	1,131,705	1,091,901
4.45%, 06/20/2042 (c)	627,868	604,182
4.38%, 01/21/2053 (c)	1,191,669	1,082,022
4.20%, 02/22/2044 (c)	5,874,490	5,524,688
4.01%, 06/22/2043 (c)	1,509,800	1,440,715
3.82%, 06/22/2043 (c)	2,193,211	2,081,924
2.64%, 01/20/2053 (c)	3,347,503	2,778,544
2.10%, 04/20/2046 (c)	1,688,249	1,484,278
1.64%, 04/22/2047 (c)	6,518,666	5,444,166
1.51%, 12/20/2046 (c)	3,583,631	3,013,086
1.44%, 08/20/2046 (c)	2,520,109	2,149,339
1.44%, 06/20/2052 (c)	4,806,144	3,966,382

The accompanying notes are an integral part of the financial statements.

(Unaudited)	59

	Principal Amount	Value
Oportun Issuance Trust
5.86%, 02/09/2032 (c)	$194,871	$194,924
2.18%, 10/08/2031 (c)	3,741,424	3,673,524
1.47%, 05/08/2031 (c)	4,842,120	4,744,308
Sunnova Helios II
1.62%, 07/20/2048 (c)	10,186,176	8,982,523
Sunnova Helios IV
2.98%, 06/20/2047 (c)	2,118,278	1,901,939
Sunnova Helios V
1.80%, 02/20/2048 (c)	1,958,252	1,518,584
Sunnova Helios XI Issuer
5.30%, 05/20/2050 (c)	6,563,015	5,745,902
Sunnova Helios XII Issuer
5.30%, 08/22/2050 (c)	7,911,748	7,785,279
Sunnova Hestia I Issuer
5.75%, 12/20/2050 (c)	11,615,591	11,819,909
Sunnova Sol IV
2.79%, 02/22/2049 (c)	6,370,691	5,582,284

TOTAL ASSET-BACKED SECURITIES (Cost $124,929,953)		113,095,342

NON-AGENCY CMBS - 0.38%
BX Commercial Mortgage Trust
4.95%, TSFR1M + 0.990%, 01/17/2039 (b) (c)	14,550,000	14,505,886

TOTAL NON-AGENCY CMBS (Cost $14,516,504)		14,505,886

	Shares
SHORT-TERM INVESTMENTS - 1.82%
Money Market Fund - 1.20%
First American Government Obligations Fund, Cl X, 3.92% (d)	46,349,722	46,349,722

Bank Deposit - 0.62%
TriState Capital, 4.17%, 11/01/2026 (d)	23,796,179	23,796,179

TOTAL SHORT-TERM INVESTMENTS (Cost $70,145,901)		70,145,901

Total Investments (Cost $3,977,692,246) - 99.83%		$3,839,409,901
Other Assets Exceeding Liabilities, Net - 0.17%		6,485,580
NET ASSETS - 100.00%		$3,845,895,481

The accompanying notes are an integral part of the financial statements.

60	The CCM Community Impact Bond Fund

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	Variable or floating rate security. The rate shown is the effective interest rate as of November 30, 2025. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions, by using a formula based on the rates of underlying loans, or by adjusting periodically based on prevailing interest rates.

(c)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At November 30, 2025, these securities amounted to $155,715,575, which represents 4.05% of total net assets.

(d)	The rate shown is the 7-day effective yield as of November 30, 2025.

Cl — Class

CMBS— Commercial Mortgage-Backed Securities

FGLMC— Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA— Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FHMS —Federal Housing Offered Guaranteed Certificates Series

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Mortgage Trust

GNMA — Government National Mortgage Association

GO — General Obligation

HUD — Housing and Urban Development

PRIME — Prime Rate

RB — Revenue Bond

Ser — Series

SOFR30A — 30-Day Average Secured Overnight Finance Rate (SOFR)

SOFRRATE — U.S. Secured Overnight Finance Rate

TA — Tax Allocation

TSFR1M —Term Secured Overnight Finance Rate 1-Month

The accompanying notes are an integral part of the financial statements.

(Unaudited)	61

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at November 30, 2025:

Assets	Level 1	Level 2	Level 3(1)		Total
U.S. Government & Agency Obligations	$—	$2,269,500,243	$4,833,951		$2,274,334,194
Corporate Bonds	—	526,990,926	—		526,990,926
Municipal Bonds	—	496,975,641	—		496,975,641
U.S. Treasury Obligations	—	343,362,011	—		343,362,011
Asset-Backed Securities	—	113,095,342	—		113,095,342
Non-Agency CMBS	—	14,505,886	—		14,505,886
Short-Term Investments	70,145,901	—	—		70,145,901
Total Investments in Securities	$70,145,901	$3,764,430,049	$4,833,951	*	$3,839,409,901

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The accompanying notes are an integral part of the financial statements.

62	The CCM Community Impact Bond Fund

Statement of Assets and Liabilities as of November 30, 2025

Assets:
Investments, at fair value (identified cost — $3,977,692,246)	$3,839,409,901
Receivables:
Interest	22,037,124
Capital shares sold	2,270,831
Investment securities sold	428,688
Prepaid expenses	253,940
Total Assets	$3,864,400,484
Liabilities:
Payables:
Investment securities purchased	$10,301,636
Distributions to Shareholders	3,578,270
Capital shares redeemed	2,612,410
Investment advisory fees	918,367
Due to Custodian	335,104
Distribution fees - CRA Shares	242,133
Special administrative service fees - CRA Shares	193,708
Administration fees	131,859
Trustees' fees	25,295
Chief Compliance Officer fees	6,772
Distribution fees - Retail Shares	4,194
Shareholder servicing fees - Retail Shares	2,557
Other accrued expenses	152,698
Total Liabilities	$18,505,003
Net Assets:	$3,845,895,481
Net Assets consist of:
Paid-in capital	$4,185,898,476
Total Accumulated Losses	(340,002,995)
Net Assets	$3,845,895,481
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 126,148,052 shares outstanding)	$1,221,225,160
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 268,206,466 shares outstanding)	$2,592,808,790
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 3,296,723 shares outstanding)	$31,861,531
Net Asset Value, offering and redemption price per share — CRA Shares	$9.68
Net Asset Value, offering and redemption price per share — Institutional Shares	$9.67
Net Asset Value, offering and redemption price per share — Retail Shares	$9.66

The accompanying notes are an integral part of the financial statements.

(Unaudited)	63

Statement of Operations for the six-month period ended November 30, 2025

Investment Income:
Interest	$73,563,973
Dividends	843,407
Total investment income	74,407,380

Expenses:
Investment advisory fees	5,685,069
Distribution fees — CRA Shares	1,570,302
Distribution fees — Retail Shares	41,959
Special administrative services fees — CRA Shares	1,256,255
Accounting and administration fees	824,727
Trustees' fees	289,477
Chief Compliance Officer fees	139,623
Shareholder servicing fees — Retail Shares	16,784
Professional fees	251,943
Custodian fees	185,850
Transfer agent fees	129,195
Insurance expense	125,431
Registration and filing expenses	54,908
Printing fees	45,662
Other	252,111
Total expenses	10,869,296
Net investment income	63,538,084
Realized (loss) on:
Investments	(3,078,579)
Net realized loss	(3,078,579)
Unrealized appreciation (depreciation):
Investments	96,872,113
Net change in unrealized appreciation (depreciation)	96,872,113
Net realized and unrealized gain on investments	93,793,534
Net increase in net assets resulting from operations:	$157,331,618

The accompanying notes are an integral part of the financial statements.

64	The CCM Community Impact Bond Fund

Statements of Changes in Net Assets

	For the Six-Month Period Ended November 30, 2025 (Unaudited)	For the Fiscal Year Ended May 31, 2025
Operations:
Net investment income	$63,538,084	$117,696,816
Net realized loss	(3,078,579)	(13,058,263)
Net change in unrealized appreciation (depreciation)	96,872,113	85,469,966
Net increase in net assets resulting from operations	157,331,618	190,108,519
Distributions to Shareholders
CRA Shares	(19,113,839)	(35,720,409)
Institutional Shares	(43,908,404)	(81,316,946)
Retail Shares	(521,296)	(1,123,392)
Total distributions	(63,543,539)	(118,160,747)
Capital share transactions:
CRA Shares
Shares issued	3,652,692	148,337,433
Shares reinvested	4,660,581	9,068,277
Shares redeemed	(121,520,140)	(22,647,966)
Net increase (decrease)	(113,206,867)	134,757,744
Institutional Shares
Shares issued	366,778,940	587,092,082
Shares reinvested	36,325,900	67,464,205
Shares redeemed	(225,098,835)	(585,116,491)
Net increase	178,006,005	69,439,796
Retail Shares
Shares issued	4,689,813	10,631,604
Shares reinvested	481,923	1,040,604
Shares redeemed	(9,057,805)	(15,585,003)
Net decrease	(3,886,069)	(3,912,795)
Increase in net assets from capital share transactions	60,913,069	200,284,745
Increase in net assets	154,701,148	272,232,517
Net Assets:
Beginning of period/year	3,691,194,333	3,418,961,816
End of period/year	$3,845,895,481	$3,691,194,333

The accompanying notes are an integral part of the financial statements.

65

Share Transactions:	For the Six-Month Period Ended November 30, 2025 (Unaudited)	For the Fiscal Year Ended May 31, 2025
CRA Shares
Shares issued	376,816	15,734,740
Shares reinvested	486,008	957,941
Shares redeemed	(12,706,953)	(2,406,188)
Increase (decrease) in shares	(11,844,129)	14,286,493
CRA Shares outstanding at beginning of period/year	137,992,181	123,705,688
CRA Shares at end of period/year	126,148,052	137,992,181
Institutional Shares
Shares issued	38,328,147	62,207,285
Shares reinvested	3,791,898	7,136,417
Shares redeemed	(23,485,247)	(61,813,901)
Increase in shares	18,634,798	7,529,801
Institutional Shares outstanding at beginning of period/ year	249,571,668	242,041,867
Institutional Shares at end of period/year	268,206,466	249,571,668
Retail Shares
Shares issued	489,706	1,124,430
Shares reinvested	50,348	110,083
Shares redeemed	(946,591)	(1,648,068)
Decrease in shares	(406,537)	(413,555)
Retail Shares outstanding at beginning of period/year	3,703,260	4,116,815
Retail Shares at end of period/year	3,296,723	3,703,260

The accompanying notes are an integral part of the financial statements.

66	The CCM Community Impact Bond Fund

Financial Highlights - Per share data (for a share outstanding throughout each period/year)

CRA Shares
	For the Six-Month Period Ended November 30, 2025 (Unaudited)		For the Fiscal Year Ended May 31, 2025	For the Fiscal Year Ended May 31, 2024	For the Fiscal Year Ended May 31, 2023	For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021
Net Asset Value, Beginning of Period/Year	$9.44		$9.25	$9.40	$9.83	$10.70	$10.86
Investment Operations:
Net investment income(a)	0.15		0.28	0.25	0.19	0.09	0.13
Net realized and unrealized gain (loss) on investments	0.24		0.19	(0.15)	(0.43)	(0.84)	(0.12)
Total from investment operations	0.39		0.47	0.10	(0.24)	(0.75)	0.01
Distributions from:
Net investment income	(0.15)		(0.28)	(0.25)	(0.19)	(0.12)	(0.17)
Total distributions	(0.15)		(0.28)	(0.25)	(0.19)	(0.12)	(0.17)
Net Asset Value, End of Period/Year	$9.68		$9.44	$9.25	$9.40	$9.83	$10.70
Total return(b)	4.12%		5.13%	1.15%	(2.41)%	(7.10)%	(0.01)%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$1,221,225		$1,303,002	$1,144,589	$1,201,110	$1,315,646	$1,444,440
Ratio of expenses to average net assets	0.87	%(c)	0.87%	0.87%	0.89%	0.88%	0.90%
Ratio of net investment income to average net assets	3.05	%(c)	2.96%	2.72%	1.95%	0.85%	1.17%
Portfolio turnover rate	16	%(d)	28%	32%	42%	55%	49%

(a)	Based on the average daily number of shares outstanding during the period/year.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

67

Financial Highlights - Per share data (for a share outstanding throughout each period/year)

Institutional Shares
	For the Six-Month Period Ended November 30, 2025 (Unaudited)		For the Fiscal Year Ended May 31, 2025	For the Fiscal Year Ended May 31, 2024	For the Fiscal Year Ended May 31, 2023	For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021
Net Asset Value, Beginning of Period/Year	$9.43		$9.24	$9.39	$9.82	$10.69	$10.85
Investment Operations:
Net investment income(a)	0.17		0.32	0.29	0.23	0.14	0.17
Net realized and unrealized gain (loss) on investments	0.24		0.19	(0.14)	(0.42)	(0.85)	(0.11)
Total from investment operations	0.41		0.51	0.15	(0.19)	(0.71)	0.06
Distributions from:
Net investment income	(0.17)		(0.32)	(0.30)	(0.24)	(0.16)	(0.22)
Total distributions	(0.17)		(0.32)	(0.30)	(0.24)	(0.16)	(0.22)
Net Asset Value, End of Period/Year	$9.67		$9.43	$9.24	$9.39	$9.82	$10.69
Total return(b)	4.36%		5.61%	1.61%	(1.97)%	(6.69)%	0.45%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$2,592,809		$2,353,283	$2,236,344	$2,016,310	$1,892,894	$1,528,900
Ratio of expenses to average net assets	0.42	%(c)	0.42%	0.42%	0.44%	0.43%	0.45%
Ratio of net investment income to average net assets	3.51	%(c)	3.41%	3.17%	2.41%	1.31%	1.60%
Portfolio turnover rate	16	%(d)	28%	32%	42%	55%	49%

(a)	Based on the average daily number of shares outstanding during the period/year.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

68	The CCM Community Impact Bond Fund

Financial Highlights - Per share data (for a share outstanding throughout each period/year)

Retail Shares
	For the Six-Month Period Ended November 30, 2025 (Unaudited)		For the Fiscal Year Ended May 31, 2025	For the Fiscal Year Ended May 31, 2024	For the Fiscal Year Ended May 31, 2023	For the Fiscal Year Ended May 31, 2022	For the Fiscal Year Ended May 31, 2021
Net Asset Value, Beginning of Period/Year	$9.43		$9.24	$9.38	$9.82	$10.68	$10.85
Investment Operations:
Net investment income(a)	0.15		0.29	0.26	0.19	0.10	0.14
Net realized and unrealized gain (loss) on investments	0.23		0.19	(0.14)	(0.43)	(0.83)	(0.13)
Total from investment operations	0.38		0.48	0.12	(0.24)	(0.73)	0.01
Distributions from:
Net investment income	(0.15)		(0.29)	(0.26)	(0.20)	(0.13)	(0.18)
Total distributions	(0.15)		(0.29)	(0.26)	(0.20)	(0.13)	(0.18)
Net Asset Value, End of Period/Year	$9.66		$9.43	$9.24	$9.38	$9.82	$10.68
Total return(b)	4.07%		5.24%	1.36%	(2.42)%	(6.93)%	0.00%
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$31,862		$34,909	$38,028	$42,657	$49,919	$61,200
Ratio of expenses to average net assets	0.77	%(c)	0.77%	0.77%	0.79%	0.78%	0.80%
Ratio of net investment income to average net assets	3.15	%(c)	3.06%	2.81%	2.04%	0.95%	1.27%
Portfolio turnover rate	16	%(d)	28%	32%	42%	55%	49%

(a)	Based on the average daily number of shares outstanding during the period/year.
(b)	Returns are for the period indicated and have not been annualized.
(c)	Annualized.
(d)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	69

Notes to Financial Statements November 30, 2025

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The CCM Community Impact Bond Fund (the “Fund”) is currently the only series of the Trust. The financial statements herein are those of the Fund. The Fund is a diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, (collectively, the “Shares”), which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, LLC (the “Advisor”) is the Fund’s investment advisor. The assets of each series within the Trust, if any, are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. The Fund’s portfolio securities are priced based on the market value of those securities when market quotations for those securities are readily available. Securities for which quotations are not available and any other assets are valued at fair value as determined in good faith by the Advisor, as the Trust's valuation designee, subject to the oversight of the Trust’s Board of Trustees. The Advisor, as the Fund's valuation designee, must use its business judgment in determining when a price for a particular security is not "readily available." In making this determination, the Advisor may consider all relevant factors, which may include, among other things: (i) a pricing service or quoting dealer no longer provides prices, or data is otherwise missing with respect to a particular security priced by that service or dealer; (ii) a price obtained from a pricing service is plainly in error; (iii) there is no market quotation available because the security is restricted or not actively traded; (iv) the security is "when-issued" or to be announced and the price is not available until the security has been "issued"; (v) the security's price includes a component for dividends or interest income accrued; (vi) prices obtained from a service regularly display unacceptable deviations from actual transactions in similar securities; (vii) the Advisor determines that matrix pricing provides a more accurate valuation; (viii) spreads between bids and asked prices are so large as to render them questionable; or (ix) a significant event occurs after the close of trading on a market in which a portfolio security trades and before the Fund's valuation time.

70	The CCM Community Impact Bond Fund

The use of fair valuation involves the risk that the values used by the Advisor to price the Fund’s investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same instruments.

Debt securities are valued by market bid quotation or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Discounts or premiums on debt securities are amortized to income over their prospective lives, using the effective interest method.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of sixty (60) days or less at the time of acquisition, are valued at the evaluated price supplied by an independent pricing service.

Independent pricing services may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from an independent pricing service, the securities will be priced by the Advisor, as valuation designee, using the fair valuation procedures described below.

Debt securities with a remaining maturity of more than sixty (60) days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities. If the validity of quotations appears to be unreliable or if the number of quotations indicates a thin market, then further consideration should be given to whether market quotations are readily available.

The value of agency commercial mortgage-backed securities and single family mortgage-backed securities may be determined by quotations from market makers, quotations with respect to similar securities, and matrix pricing. The value of asset-backed securities, municipal bonds, and corporate bonds may be determined by quotations from market makers, quotations with respect to similar securities and matrix pricing.

At November 30, 2025, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $4,833,951.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

(Unaudited)	71

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the Statement of Operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

72	The CCM Community Impact Bond Fund

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (the "IRC") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Fund’s U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Unaudited)	73

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund's Advisor acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective strategy which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "Total Assets" and significant segment expenses are listed on the accompanying Statement of Operations.

74	The CCM Community Impact Bond Fund

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the six-months ended November 30, 2025 were as follows:

	Shares	Amount
CRA Shares
Shares issued	376,816	$3,652,692
Shares reinvested	486,008	4,660,581
Shares redeemed	(12,706,953)	(121,520,140)
Net Decrease	(11,844,129)	$(113,206,867)
Institutional Shares
Shares issued	38,328,147	$366,778,940
Shares reinvested	3,791,898	36,325,900
Shares redeemed	(23,485,247)	(225,098,835)
Net Increase	18,634,798	$178,006,005
Retail Shares
Shares issued	489,706	$4,689,813
Shares reinvested	50,348	481,923
Shares redeemed	(946,591)	(9,057,805)
Net Decrease	(406,537)	$(3,886,069)

(Unaudited)	75

Transactions in shares of the Fund for the fiscal year ended May 31, 2025 were as follows:

	Shares	Amount
CRA Shares
Shares issued	15,734,740	$148,337,433
Shares reinvested	957,941	9,068,277
Shares redeemed	(2,406,188)	(22,647,966)
Net Increase	14,286,493	$134,757,744
Institutional Shares
Shares issued	62,207,285	$587,092,082
Shares reinvested	7,136,417	67,464,205
Shares redeemed	(61,813,901)	(585,116,491)
Net Increase	7,529,801	$69,439,796
Retail Shares
Shares issued	1,124,430	$10,631,604
Shares reinvested	110,083	1,040,604
Shares redeemed	(1,648,068)	(15,585,003)
Net Decrease	(413,555)	$(3,912,795)

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the six-months ended November 30, 2025, were as follows:

Purchases:
U.S. Government	$460,198,605
Other	183,898,081
Sales and Maturities:
U.S. Government	$484,017,319
Other	126,498,043

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the six-months ended November 30, 2025, the Fund paid $5,685,069 to the Advisor.

76	The CCM Community Impact Bond Fund

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Trust. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily NAV of the CRA Shares held by such financial institutions. For the six-months ended November 30, 2025, the Advisor was entitled to receive fees of $1,256,255 pursuant to the Special Administrative Services Agreement.

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act with respect to the CRA Shares and Retail Shares, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the six-months ended November 30, 2025, the Fund incurred distribution expenses of $1,570,302 and $41,959 with respect to CRA Shares and Retail Shares, respectively.

The Trust has adopted a Services Plan with respect to the Fund’s Retail Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily NAV of the Retail Shares beneficially owned by such customers. The Trust will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2026. For the six-months ended November 30, 2025, the Fund incurred expenses under the Services Plan of $16,784.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2026 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. If at any time the Fund's total annualized expenses (excluding acquired Fund fees and expenses) exceed the respective limitation noted above, the Advisor may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Advisor, provided such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement. There were no fees waived by the Advisor during the six-months ended November 30, 2025. As of November 30, 2025, there were no previously waived fees subject to recoupment by the Advisor.

The President, Treasurer, Chief Compliance Officer and certain other officers of the Fund are affiliated with the Advisor.

(Unaudited)	77

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the IRC for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, and undistributed earnings (accumulated losses), in the period that the differences arise. Permanent differences are primarily attributable to paydowns. None of these permanent differences necessitate a charge to the paid in capital account.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2025	Fiscal Year Ended May 31, 2024
Distributions declared from:
Ordinary income	$118,160,747	$99,962,661
Total Distributions	$118,160,747	$99,962,661

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2025, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income	$4,856,777
Capital loss carryforwards	(197,844,527)
Other temporary differences	(4,877,162)
Unrealized depreciation, net	(235,926,162)
Accumulated losses, net	$(433,791,074)

78	The CCM Community Impact Bond Fund

As of May 31, 2025, the Fund had post-enactment capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$59,590,954	$138,253,573	$197,844,527

For Federal income tax purposes, the difference between Federal tax cost and book cost is due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

At November 30, 2025, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$3,977,692,246
Gross unrealized appreciation	36,063,224
Gross unrealized depreciation	(174,345,570)
Net depreciation on investments	$(138,282,346)

Note 6 – CONCENTRATION/RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans, certain state municipal bonds and U.S. government mortgage-backed obligations. Investments in these issues could represent a concentration of credit risk.

Asset-Back Securities Risk: Asset-backed securities represent interests in pools of assets such as mortgages, commercial or consumer loans, or receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. Government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Those asset-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Corporate Debt Securities Risk: Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. As with all debt securities, the market value of a corporate debt security generally reacts inversely to interest  rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

(Unaudited)	79

Counterparty Risk: Counterparty risk is the risk that an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security.

CRA-Qualifying Investments Strategy Risk: The Advisor believes that at least 51% of the Fund’s investments will be deemed qualified investments under the Community Reinvestment Act of 1977, as amended (the “CRA”), and will cause financial institutions to receive CRA consideration with respect to shares of the Fund owned by them. However, there is no guarantee that an investor will receive CRA credit for an investment in the Fund. The Advisor will consider the Fund’s goal of qualifying for CRA consideration when determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund’s investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its Shares of the Fund, or if investments that have been explicitly earmarked for CRA-qualifying purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

Credit Risk: The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

Extension Risk: Extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will suffer from the inability to invest in higher yielding securities.

Fixed Income Risk: The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s Shares will be to changes in interest rates.

80	The CCM Community Impact Bond Fund

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. A low or negative interest rate environment could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in a decline in the Fund’s Share price. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and the Fund’s Share price. The Fund may lose money if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor. Interest rates in the United States and many other countries have risen in recent periods and may continue to rise in the future. Additionally, as a result of increasing interest rates, reserves held by banks and other financial institutions in bonds and other debt securities could face a significant decline in value relative to deposits and liabilities, which coupled with general economic headwinds resulting from a changing interest rate environment, creates liquidity pressures at such institutions. As a result, certain sectors of the credit markets could experience significant declines in liquidity, and it is possible that the Fund will not be able to manage this risk effectively.

Investment Company Risk: Investment company risk includes the risks of investing indirectly in affiliated and unaffiliated investment companies, including closed-end funds and exchange-traded funds, through your investment in the Fund. Investors will incur a proportionate share of the expenses of the investment company in which the Fund invests (including operating expenses and management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests in such investment company.

Impact Investing Risk: The Fund intends to invest in bonds in which the Advisor has a high degree of confidence that the use of, or intent of, proceeds will generate positive societal outcomes aligned with one or more Impact Themes or that the issuing entity supports one or more of our Impact Themes. There is a risk that information used by the Advisor to evaluate environmental and/or social factors may not be readily available, complete, or accurate, which could negatively impact the Advisor's ability to evaluate such factors. The Advisor relies on various sources of information to evaluate an opportunity, including information that may be based on assumptions and estimates. To the extent that the Advisor references information from third-party data providers in conducting its proprietary analysis, such information may be incomplete, inaccurate or unavailable. Neither the Fund nor the Advisor can offer assurances that the Advisor's investment process or sources of information will provide an accurate assessment of the Fund's investments. The Advisor may select or exclude bonds of issuers in certain industries, sectors or regions for reasons other than the issuer's investment performance. Therefore, the Fund's impact investment strategy could cause it to perform differently compared to funds that do not have such a strategy. Investors may differ in their views of what constitutes an impactful investment. As a result, the Fund may invest in bonds that do not reflect the beliefs and values of any particular investor.

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Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a nationally recognized statistical ratings organization (“NRSRO”) to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and may share certain speculative characteristics with non-investment-grade securities.

Large Shareholder Transaction Risk: The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of Shares of the Fund. Such large shareholder redemptions, which may occur rapidly and unexpectedly, may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Such sales may also accelerate the realization of taxable income to shareholders if these sales result in gains, and may also increase transaction costs. Similarly, large purchases of the Fund’s Shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Municipal Securities Risk: Municipal securities risk is the risk that municipal securities may be subject to credit/default risk, interest rate risk, liquidity risk and certain additional risks. The Fund may be more sensitive to adverse economic, business, political or public health developments if it invests its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices.

82	The CCM Community Impact Bond Fund

Prepayment Risk: Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund’s yield may be affected by reinvestment of prepayments at lower rates than the original investment.

Regulatory Risk: Changes in laws, regulations or the interpretation of laws and regulations could pose risks to the successful realization of the Fund’s investment objective. On February 1, 2024, the federal bank supervisory agencies published a final rule in the Federal Register which substantially revised the CRA regulations (the “Proposed Rule”). The Proposed Rule was challenged by banking associations and others on February 5, 2024 in the U.S. District Court for the Northern District of Texas, and the District Court granted an injunction on March 29, 2024 to stay implementation of the Proposed Rule. Due to the regulatory uncertainty, on July 16, 2025, the Federal Reserve Board (the “FRB”), the Federal Deposit Insurance Company (the “FDIC”) and the Office of the Comptroller of Currency (the “OCC” and collectively, with the FRB and the FDIC, the “Examiners”) issued a joint-notice of proposed rulemaking to rescind the Proposed Rule and reinstate the CRA regulations effective as of March 24, 2024 (the “Current Rule”). The comment period closed on August 18, 2025 to respond to the notice. As of the date of this report, the Examiners have not issued a response to the comment period and the injunction remains in effect. The timeline for the Examiners’ response and codification of the 1995 Rule remains uncertain. It is not known what other changes, if any, will be made to the CRA regulations or how any possible changes may impact the Fund.

CRA regulations play an important part in influencing the readiness and capacities of financial institutions to originate CRA-qualifying securities. Changes in CRA regulation might impact Fund operations and might pose a risk to the successful realization of the Fund’s investment objective. In addition, any premiums paid for securities receiving CRA consideration may result in reduced yields or returns to the Fund.

U.S. Government Securities Risk: Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. In addition, uncertainty regarding the status of the statutory debt ceiling could increase the risk that the U.S. Government may default on payments of certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various types of debt instruments, which may adversely affect the Fund.

(Unaudited)	83

Note 7 – RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, FASB issued Accounting Standards Update ASU 2023-09, Income Taxes (Topic 740) ("ASU 2023-09") Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 became effective for fiscal years beginning after December 15, 2024; early adoption is permitted.

Note 8 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

84	The CCM Community Impact Bond Fund

Other Information (Form N-CSRS Items 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Apex Fund Services

Three Canal Plaza, Group Floor

Portland, ME 04101

Legal Counsel:

Faegre Drinker Biddle & Reath LLP

320 South Canal Street

Suite 3300

Chicago, IL 60606

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the Board of Trustees

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

Mirian Saez, Trustee

Robert Dickerson, Trustee
Stephen Cross, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

261 North University Drive ■ Suite 520 ■ Fort Lauderdale, FL 33324

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)	There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Items 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Items 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR & 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR & 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)*	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan,
Date: February 4, 2026	Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan,
Date: February 4, 2026	Principal Executive Officer

By (Signature and Title)*	/s/ James H. Malone
James H. Malone,
Date: February 4, 2026	Principal Financial Officer

* Print the name and title of each signing officer under his or her signature.